UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Nicola R. Knight, Esq.
Bessemer Investment Management LLC
1271 Ave. of Americas
New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Old Westbury All Cap Core Fund (OWACX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$112	0.95%

What drove Fund performance during the past 12 months?

  Global equities overall enjoyed strong performance during the reporting  period, bolstered by a resilient economic backdrop along with heightened enthusiasm for advances in information technology and healthcare.

  The U.S. continued to lead global markets due primarily to its significant exposure to several large companies with strong fundamentals and earnings growth, such as NVIDIA, Microsoft, and Apple.

  International markets modestly underperformed global markets, driven by relatively slower economic growth in Europe and Asia.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, a blended index (90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)). The Fund’s overweight to the U.S. helped performance during the reporting period.

Stock selection also proved beneficial.

Within the consumer discretionary sector, Fund holdings Mercardo Libre, Hilton Worldwide, and Amazon were all strong performers. Having no exposure to large-benchmark-weight Tesla, which underperformed during the reporting period, also helped the Fund. Within consumer staples, Fund holdings Walmart, U.S. Foods, and Costco all outperformed, benefiting from consumer trends in their industries, also contributing to performance of the Fund. Within information technology, overweight positions in NVIDIA and Motorola Solutions made positive contributions to performance.

What detracted from performance?

The largest detractor from performance was the Fund holding cash in an up market. Stock selection also played a role. Within the energy sector, Fund holding SLB (formerly Schlumberger) underperformed during the reporting period while large-benchmark-weight Exxon Mobil, which the Fund did not own, proved an outperformer for the sector. Within healthcare, Fund holdings United Health Group and IQVIA lagged, while Eli Lilly, which was not owned by the Fund, saw strong performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury All Cap Core Fund	MSCI ACWI Investable Market Index (Net)	90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)
2014	$10,000	$10,000	$10,000
2015	$9,830	$10,010	$10,410
2016	$9,901	$10,244	$10,819
2017	$12,061	$12,653	$13,368
2018	$12,736	$12,533	$14,118
2019	$14,728	$14,038	$16,102
2020	$17,279	$14,644	$17,729
2021	$24,150	$20,236	$25,168
2022	$18,996	$16,145	$20,810
2023	$21,022	$17,667	$22,959
2024	$28,453	$23,379	$31,446

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	10 Years
Old Westbury All Cap Core Fund	35.35%	14.08%	11.02%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)	36.96%	14.32%	12.14%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the MSCI ACWI Investable Market Index (Net) and a blended index (90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)) over the past 10 fiscal years. Indexes are gross of withholding taxes unless otherwise noted as (Net) of withholding taxes. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. The Fund's total return figures reflect the reinvestment of distributions, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower. Prior to December 30, 2016, the Fund was named the Old Westbury Large Cap Core Fund and operated under a different investment strategy. The performance information shown above before such date represents the Fund's prior investment strategies.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$3,532,016,610
  # of Portfolio Holdings97
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid (Net of Waivers)$22,590,266

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 10/31/2024

Information Technology	26.6%
Industrials	11.9%
Financial Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Communication Services	8.7%
Consumer Staples	4.9%
Banks	3.8%
Other Sectors	7.3%
Other Assets and Liabilities	5.4%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Apple, Inc.	4.5%
Alphabet, Inc.	4.0%
Amazon.com, Inc.	3.5%
Visa, Inc.	3.0%
Meta Platforms, Inc.	2.9%
UnitedHealth Group, Inc.	2.7%
JPMorgan Chase & Co.	2.0%
Intercontinental Exchange, Inc.	1.9%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective November 1, 2023, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.95%.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury All Cap Core Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 861014

Old Westbury California Municipal Bond Fund (OWCAX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$59	0.57%

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply surprised significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  California credits in particular experienced very strong demand throughout the reporting period given the onerous tax burden in the state; new issues tended to price at much tighter spreads than the rest of the market and also tended to be highly oversubscribed.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class, which contributed to the performance of the Fund.

Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund was the top contributor to performance.

What detracted from performance?

Despite the stronger gains, certain headwinds did inhibit broader outperformance. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed more than comparable-maturity A spreads, which detracted from performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury California Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,478	$10,841	$10,550
2020	$10,823	$11,221	$10,957
2021	$10,818	$11,569	$10,993
2022	$9,984	$10,122	$10,149
2023	$10,168	$10,381	$10,312
2024	$10,800	$11,453	$10,966

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury California Municipal Bond Fund	6.21%	0.61%	1.31%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.32%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	6.35%	0.78%	1.57%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index since the Fund's inception (December 4, 2018). The Fund has added the ICE BofA U.S. Municipal Securities Index in response to a new Securities and Exchange Commission disclosure requirement. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$368,328,999
  # of Portfolio Holdings96
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid (Net of Waivers)$958,754

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 10/31/2024

California	92.7%
Other Assets and Liabilities	7.3%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

State of California Current Refunding GO	7.3%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A	5.1%
San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A	5.1%
State of California Water Utility Improvements GO	4.4%
San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series C	3.4%
California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3	3.2%
University of California Current Refunding Revenue Bonds, Series BN	3.1%
Los Angeles Department of Water & Power Water System Revenue Bonds, Series A	2.8%
City & County of San Francisco Current Refunding GO, Series R1	2.8%
County of Santa Clara GO, Series C	2.8%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury California Municipal Bond Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 861785

Old Westbury Credit Income Fund (OWCIX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$91	0.85%

What drove Fund performance during the past 12 months?

  The U.S. fixed income market generally enjoyed strong performance in the reporting period, as inflation continued to subside and the U.S. Federal Reserve paused interest rate hiking and finally began recalibrating the interest rates.

  The U.S. economy remained resilient with the labor market exhibiting decent fundamentals and normalizing to trend.

  Less volatile macroeconomic data along with interest rate policy supported fixed income spreads as default levels remained low, consumer balance sheets were healthy, and market liquidity contained.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-10 Year U.S. Corporate Index.

The Fund benefited from steady interest rates for the better part of the reporting period. This interest rate environment helped reduce overall fixed income market volatility relative to prior years. At the same time, inflation continued to decline. The U.S. labor market maintained its resilience, which helped support overall growth and therefore overall company earnings and household balance sheets, which contributed to performance of the Fund.

This backdrop increased confidence that the U.S. would be able to avoid a recession, which helped fixed income assets with decent, and even somewhat overvalued, spread levels continue to generate excess returns, which contributed to performance of the Fund.

What detracted from performance?

Even with the U.S. Federal Reserve holding interest rates steady and ultimately beginning to adjust them downward, the shape of the yield curve remained quite flat. A flat yield curve does not support roll yield — that is, the potential to earn extra returns as a bond approaches its maturity date and its yield declines, which typically occurs with normal or steeper yield curves. Given the Fund’s barbell approach to portfolio construction, a flat yield curve reduced the benefits of roll yield and removed a key source of return from positioning in longer-dated Treasury securities, which detracted from performance of the Fund.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Credit Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year U.S. Corporate Index
10/01/2020	$10,000	$10,000	$10,000
2020	$9,990	$9,950	$10,006
2021	$10,580	$9,893	$10,107
2022	$8,697	$8,331	$8,837
2023	$8,606	$8,369	$9,205
2024	$9,761	$9,252	$10,222

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	Since Inception (October 1, 2020)
Old Westbury Credit Income Fund	13.42%	-0.59%
ICE BofA U.S. Broad Market Index	10.55%	-1.88%
ICE BofA 1-10 Year U.S. Corporate Index	11.05%	0.55%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year U.S. Corporate Index since the Fund's inception (October 1, 2020). The Fund has added the ICE BofA U.S. Broad Market Index in response to a new Securities and Exchange Commission disclosure requirement. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$2,379,934,982
  # of Portfolio Holdings758
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid (Net of Waivers)$13,876,765

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	33.8%
Non-Agency Mortgage-Backed Securities	23.6%
Asset-Backed Securities	17.6%
Exchange-Traded Funds	16.5%
Corporate Bonds	5.6%
Preferred Stocks	0.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Other Assets and Liabilities	2.5%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Bonds	25.2%
U.S. Treasury Notes	8.6%
iShares JP Morgan USD Emerging Markets Bond ETF	7.9%
Ajax Mortgage Loan Trust	4.1%
SPDR Bloomberg Convertible Securities ETF	3.6%
iShares MBS ETF	3.2%
Barclays Mortgage Loan Trust	3.0%
Invesco Preferred ETF	1.8%
Progress Residential Trust	1.8%
Countrywide Alternative Loan Trust	1.6%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Credit Income Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 723092

Old Westbury Fixed Income Fund (OWFIX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$59	0.57%

What drove Fund performance during the past 12 months?

  Yields on U.S. Treasury securities declined across all maturities in response to moderating inflation and expectations that the U.S. Federal Reserve would soon begin to lower interest rates.

  Credit spreads tightened throughout the reporting period as a stronger-than-expected U.S. economy, combined with lower inflation, buoyed credit fundamentals.

  Demand for fixed income assets was strong throughout the reporting period as investors were attracted to the relatively high yields; strong demand was supportive of fixed-income securities’ prices.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index.

Relative to the Fund’s secondary benchmark, the Fund was overweight duration during the reporting period. Duration is a measure of portfolio’s price sensitivity to interest rate moves. As interest rates declined, the Fund’s overweight position also contributed to its performance.

Asset allocation also contributed to performance, as credit spreads tightened for investment-grade corporate bonds and structured products. The Fund’s slight overweight position in corporate bonds and its out-of-benchmark exposure to asset-backed securities and collateralized loan obligations contributed to performance.

What detracted from performance?

During the reporting period, the move to lower interest rates was led by securities with maturities between 2 and 3 years. Relative to the Fund’s secondary benchmark, the Fund was underweight shorter-dated securities and was overweight securities with maturities beyond 10 years. That positioning detracted from performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Fixed Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index
2014	$10,000	$10,000	$10,000
2015	$10,105	$10,207	$10,213
2016	$10,315	$10,653	$10,487
2017	$10,306	$10,750	$10,507
2018	$10,154	$10,534	$10,409
2019	$11,008	$11,768	$11,256
2020	$11,584	$12,501	$11,869
2021	$11,442	$12,431	$11,735
2022	$10,253	$10,468	$10,630
2023	$10,374	$10,515	$10,831
2024	$11,210	$11,625	$11,655

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	10 Years
Old Westbury Fixed Income Fund	8.06%	0.36%	1.15%
ICE BofA U.S. Broad Market Index	10.55%	-0.24%	1.52%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index	7.61%	0.70%	1.54%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index over the past 10 fiscal years. The Fund has added the ICE BofA U.S. Broad Market Index in response to a new Securities and Exchange Commission disclosure requirement. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$1,389,484,353
  # of Portfolio Holdings145
  Portfolio Turnover Rate102%
  Total Advisory Fees Paid (Net of Waivers)$4,042,194

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	65.6%
Corporate Bonds	24.7%
Asset-Backed Securities	7.8%
Other Assets and Liabilities	1.9%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Notes	57.4%
U.S. Treasury Bonds	4.5%
U.S. Treasury Inflation Indexed Notes	2.6%
JPMorgan Chase & Co.	0.9%
CarMax Auto Owner Trust	0.7%
U.S. Treasury Bills	0.7%
Bank of America Corp.	0.6%
Capital One Financial Corp.	0.5%
BP Capital Markets America, Inc.	0.5%
General Motors Financial Co., Inc.	0.5%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Fixed Income Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 861017

Old Westbury Large Cap Strategies Fund (OWLSX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$128	1.09%

What drove Fund performance during the past 12 months?

  Technology and financials were the market’s strongest performing sectors during the reporting period.

  Global growth stocks outperformed value during the reporting period.

  U.S. markets significantly outperformed emerging markets, which in turn led developed-international markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, MSCI ACWI Large Cap Index (Net).

The Fund delivered strong gains during the reporting period. The Fund benefited from exposure to the artificial intelligence and semiconductor theme through U.S. positions in chip manufacturer NVIDIA and semiconductor solutions business Broadcom. Stock selection in the technology and industrials sectors also contributed to the Fund’s performance. From a regional perspective, strong stock selection in the U.S. and developed Europe benefited the Fund as well.

What detracted from performance?

Despite portfolio gains, a few areas detracted from performance during the reporting period. Baillie Gifford Overseas Limited’s dedicated China strategy, which was terminated on February 6, 2024, was a top detractor from the Fund's performance compared to its secondary benchmark.

Underweight positions to top performing benchmark names, such as Taiwanese chip manufacturer TSMC, U.S. consumer electronics business Apple, and U.S. software company Alphabet Class A, hurt performance.

Stock selection in the materials and health care sectors also detracted from performance.

On a regional basis, weak stock selection in emerging Asia Pacific and Asia Pacific ex-Japan hurt performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Large Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI Large Cap Index (Net)
2014	$10,000	$10,000	$10,000
2015	$10,201	$10,010	$9,963
2016	$10,397	$10,244	$10,163
2017	$12,136	$12,653	$12,548
2018	$12,008	$12,533	$12,562
2019	$13,559	$14,038	$14,153
2020	$14,506	$14,644	$14,956
2021	$19,386	$20,236	$20,465
2022	$14,777	$16,145	$16,480
2023	$15,872	$17,667	$18,434
2024	$21,395	$23,379	$24,598

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	34.80%	9.55%	7.90%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
MSCI ACWI Large Cap Index (Net)	33.44%	11.69%	9.42%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net) over the past 10 fiscal years. The Fund has added the MSCI ACWI Investable Market Index (Net) in response to a new Securities and Exchange Commission disclosure requirement. Indexes are gross of withholding taxes unless otherwise noted as (Net) of withholding taxes. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$24,640,062,935
  # of Portfolio Holdings629
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid (Net of Waivers)$188,496,766

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 10/31/2024

Information Technology	25.3%
Consumer Discretionary	11.2%
Industrials	11.2%
Health Care	10.2%
Communication Services	8.3%
Financial Services	7.7%
Banks	6.3%
Consumer Staples	6.1%
Other Sectors	12.2%
Other Assets and Liabilities	1.5%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.1%
Alphabet, Inc.	3.0%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc.	2.2%
UnitedHealth Group, Inc.	1.5%
Oracle Corp.	1.3%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com  or upon request by calling (800) 607-2200.

Effective February 6, 2024, (i) Aikya Investment Management Limited serves as a sub-adviser to the Fund, and (ii) Baillie Gifford Overseas Limited no longer serves as sub-adviser to the Fund. The Fund removed “Growth Style Investment Risk” and “Value Style Investment Risk” disclosure from its Prospectus’ Principal Risks in connection with these changes.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Large Cap Strategies Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 943344

Old Westbury Municipal Bond Fund (OWMBX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$59	0.57%

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply surprised significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

What contributed to performance?

The above dynamics led to a continued longer duration posture relative to the Fund’s secondary benchmark, the ICE BofA 1-12 Year AAA-AA Municipal Securities Index, which contributed notably to performance during the reporting period. Performance of the Fund’s primary benchmark is provided in the table below.Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-12 Year AAA-AA Municipal Securities Index.

Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class.

Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund contributed significantly to performance, as did credit spread management (spreads compressed as demand for higher-quality municipals increased) and roll down (driven by a steeper curve slope in the intermediate part of the municipal yield curve).

What detracted from performance?

Despite the stronger gains, certain challenges inhibited broader outperformance compared to its secondary benchmark. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as longer-dated AA spreads compressed more than comparable-maturity A spreads, which detracted from performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 1-12 Year AAA-AA Municipal Securities Index
2014	$10,000	$10,000	$10,000
2015	$10,151	$10,297	$10,196
2016	$10,359	$10,754	$10,409
2017	$10,405	$10,981	$10,533
2018	$10,267	$10,907	$10,447
2019	$10,978	$11,960	$11,158
2020	$11,349	$12,378	$11,557
2021	$11,344	$12,762	$11,629
2022	$10,426	$11,167	$10,805
2023	$10,566	$11,452	$11,005
2024	$11,236	$12,634	$11,681

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	10 Years
Old Westbury Municipal Bond Fund	6.35%	0.47%	1.17%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.37%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index	6.15%	0.92%	1.57%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Municipal Securities Index and the ICE BofA 1-12 Year AAA-AA Municipal Securities Index over the past 10 fiscal years. The Fund has added the ICE BofA U.S. Municipal Securities Index in response to a new Securities and Exchange Commission disclosure requirement. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$4,146,321,857
  # of Portfolio Holdings571
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid (Net of Waivers)$11,865,624

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 10/31/2024

Texas	19.6%
New York	11.3%
California	6.0%
Washington	5.8%
New Jersey	5.6%
Massachusetts	5.1%
Maryland	4.6%
Colorado	2.8%
Other States	35.1%
Other Assets and Liabilities	4.1%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2	1.6%
Texas Tech University System University & College Improvements Revenue Bonds, Series A	1.5%
Texas State University System University & College Improvements Revenue Bonds	1.5%
State of Maryland School Improvements GO, Series A	1.3%
State of California Current Refunding GO	1.4%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	1.4%
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A	1.3%
U.S. Treasury Notes	1.2%
Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds	1.2%
County of Collin Public Facilities GO	1.2%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Municipal Bond Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 861016

Old Westbury New York Municipal Bond Fund (OWNYX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$59	0.57%

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply rather significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  New York credits experienced very strong demand throughout the reporting period given the onerous tax burden in the state; in particular, smaller/more unique issuers tended to price at tighter spreads than more generic issuers, and despite the embedded premium, were generally well-oversubscribed given the inherent value of the tax exemption for residents of the state.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class. Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund was the top contributor to performance.

What detracted from performance?

Despite the stronger gains, certain headwinds did inhibit broader outperformance. In particular, the credit rating profile of the Fund's portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed more than comparable-maturity A spreads, which detracted from performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury New York Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,536	$10,841	$10,550
2020	$10,819	$11,221	$10,957
2021	$10,879	$11,569	$10,993
2022	$10,039	$10,122	$10,149
2023	$10,197	$10,381	$10,312
2024	$10,833	$11,453	$10,966

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury New York Municipal Bond Fund	6.24%	0.56%	1.36%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.32%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	6.35%	0.78%	1.57%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index since the Fund's inception (December 4, 2018). The Fund has added the ICE BofA U.S. Municipal Securities Index in response to a new Securities and Exchange Commission disclosure requirement. The indicies' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$580,149,881
  # of Portfolio Holdings164
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid (Net of Waivers)$1,559,080

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 10/31/2024

New York	90.0%
Other Assets and Liabilities	10.0%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

County of Westchester NY Recreation Facilities Improvements GO, Series A	5.8%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	5.5%
U.S. Treasury Notes	5.4%
New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A	4.0%
New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A	3.7%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	3.4%
Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A	3.3%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	3.4%
New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B	2.8%
New York State Dormitory Authority Refunding Revenue Bonds, Series A	2.7%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury New York Municipal Bond Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 861786

Old Westbury Short-Term Bond Fund (OWSBX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of February 29, 2024, the Fund's Inception, to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$25	0.37%

What drove Fund performance during the past 12 months?

  Yields at the front of the yield curve declined since the Fund’s February 29, 2024,  inception as the U.S. Federal Reserve began lowering interest rates.

  Credit spreads tightened and risk assets outperformed U.S. Treasuries as economic growth continued at a healthy pace.

  Investment-grade bond funds have seen increased inflows, driven by the appeal of higher yields currently available in the market.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-3 Year AAA-A  U.S. Corporate & Government Index.

Credit performed well during the reporting period as economic data remained resilient, inflation continued to decline, and market fears of a recession diminished. This led credit spreads to tighten across the investment-grade market and credit to outperform U.S. Treasuries. The Fund’s overweight to corporate bonds and asset-backed securities aided performance. Additionally, the Fund was positioned to seek a higher yield than its secondary benchmark, which also enhanced performance.

What detracted from performance?

Interest rates on U.S. Treasury notes maturing within 5 years fell since the Fund’s inception as the U.S. Federal Reserve lowered the federal funds rate by 50 basis points in September and signaled additional easing. While overall duration exposure was neutral to performance, the front of the yield curve steepened as interest rates within 2 years fell further than longer-dated yields, which detracted from performance. The Fund’s overweight to bonds with 3- and 5-year maturities also detracted from performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Short-Term Bond Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index
02/29/2024	$10,000	$10,000	$10,000
03/31/2024	$10,040	$10,084	$10,036
04/30/2024	$10,000	$9,841	$10,005
05/31/2024	$10,080	$10,008	$10,076
06/30/2024	$10,140	$10,103	$10,132
07/31/2024	$10,251	$10,337	$10,250
08/31/2024	$10,343	$10,485	$10,343
09/30/2024	$10,430	$10,625	$10,428
10/31/2024	$10,369	$10,365	$10,369

Average Annual Total Returns as of 10/31/2024

Fund	Since Inception (February 29, 2024)
Old Westbury Short-Term Bond Fund	3.69%
ICE BofA U.S. Broad Market Index	3.65%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index	3.69%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the ICE BofA U.S. Broad Market Index and the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index since the Fund’s inception (February 29, 2024). The Fund has added the ICE BofA U.S. Broad Market Index in response to a new Securities and Exchange Commission disclosure requirement. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$60,071,688
  # of Portfolio Holdings98
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (Net of Waivers)$0

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	56.3%
Corporate Bonds	35.5%
Asset-Backed Securities	6.9%
Other Assets and Liabilities	1.3%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Notes	45.8%
U.S. Treasury Bills	10.5%
DTE Energy Co.	1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Broadcom, Inc.	1.5%
General Motors Financial Co., Inc.	1.5%
NextEra Energy Capital Holdings, Inc.	1.4%
Air Lease Corp.	1.2%
Equinix, Inc.	1.2%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Short-Term Bond Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 727714

Old Westbury Small & Mid Cap Strategies Fund (OWSMX)

Old Westbury Funds, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$124	1.10%

What drove Fund performance during the past 12 months?

  Industrials and financials were the market’s strongest performing sectors during the reporting period.

  Global small-to-mid-cap growth stocks narrowly outperformed value during the reporting period.

  The U.S outperformed developed-international markets, which in turn led emerging markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the MSCI ACWI SMID Cap Index (Net).

The Fund delivered strong gains during the reporting period due largely to strong performance from the Fund’s small capitalization holdings. Stock selection in the materials and financials sectors also contributed to the Fund’s performance. In terms of sub-industries, health care and industrial equipment companies, specifically U.S. medical device company Globus Medical, also contributed to performance. From a regional perspective, strong stock selection in Japan and developed Europe benefited the Fund.

What detracted from performance?

The Fund faced several challenges in the reporting period. Baillie Gifford Overseas Limited’s international strategy, which was terminated on July 16, 2024, was a top detractor for the Fund.

In addition, no exposure or an underweight position to strong performers, including U.S. software company Fair Isaac, in the Fund’s secondary benchmark, detracted from performance. Stock selection in the technology and energy sectors also detracted from performance. On a regional basis, weak stock selection in the U.S. and Israel hurt performance.

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of 10/31/2024

	Old Westbury Small & Mid Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI SMID Cap Index (Net)
2014	$10,000	$10,000	$10,000
2015	$10,289	$10,010	$10,130
2016	$10,817	$10,244	$10,451
2017	$12,726	$12,653	$12,925
2018	$12,393	$12,533	$12,446
2019	$13,563	$14,038	$13,721
2020	$14,365	$14,644	$13,805
2021	$18,979	$20,236	$19,616
2022	$13,778	$16,145	$15,252
2023	$13,705	$17,667	$15,599
2024	$17,304	$23,379	$20,125

Average Annual Total Returns as of 10/31/2024

Fund	1 Year	5 Years	10 Years
Old Westbury Small & Mid Cap Strategies Fund	26.26%	4.99%	5.64%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
MSCI ACWI SMID Cap Index (Net)	29.01%	7.96%	7.24%

The above graph compares a hypothetical investment of $10,000 in the Fund to a hypothetical investment of $10,000 in the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI SMID Cap Index (Net) over the past 10 fiscal years. The Fund has added the MSCI ACWI Investable Market Index (Net) in response to a new Securities and Exchange Commission disclosure requirement. Indexes are gross of withholding taxes unless otherwise noted as (Net) of withholding taxes. Prior to December 30, 2016, the Fund was named the Old Westbury Small & Mid Cap Fund and operated under a different investment strategy. The performance information shown above before such date represents the Fund's prior investment strategies. The indices' performance is not illustrative of the Fund's performance and performance of the Fund will differ. Market index returns do not include expenses, which are deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Indexes also include the reinvestment of distributions but do not include fees, expenses, and income taxes associated with an investment in the Fund. Fund performance reflects fees, waivers and/or expense reimbursements for applicable periods. Without such waivers/reimbursements, performance would have been lower.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics as of 10/31/2024

  Total Net Assets$8,841,523,403
  # of Portfolio Holdings2,461
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid (Net of Waivers)$68,130,297

What did the Fund invest in?

Country Weightings (as a % of Net Assets) as of 10/31/2024

United States	49.5%
Japan	8.7%
China	4.4%
United Kingdom	4.3%
Canada	2.4%
Australia	2.2%
Israel	1.9%
Other Countries	15.8%
Other Assets and Liabilities	10.8%

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

Utilities Select Sector SPDR Fund	4.8%
VanEck Junior Gold Miners ETF	1.7%
SPDR S&P Biotech ETF	1.0%
Saia, Inc.	0.8%
Dollarama, Inc.	0.8%
SPDR S&P Regional Banking ETF	0.7%
Booz Allen Hamilton Holding Corp.	0.7%
BJ's Wholesale Club Holdings, Inc.	0.7%
Clean Harbors, Inc.	0.6%
Nice Ltd.	0.6%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com upon request by calling (800) 607-2200.

Effective July 16, 2024, Baillie Gifford Overseas Limited no longer serves as sub-adviser to the Fund.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Small & Mid Cap Strategies Fund

Annual Shareholder Report

October 31, 2024

OWF_A21-AR2024 905637

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 19(a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has four audit committee financial experts serving on its audit committee and those persons (Patricia L. Francy, Alexander Ellis III, Daphne Foster, and R. Keith Walton) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $765,160 in 2024 and $709,010 in 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $10,500 in 2024 and $10,150 in 2023. Fees for both 2024 and 2023 relate to the review of financial statement data incorporated in the Funds’ periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $315,785 in 2024 and $270,402 in 2023. Fees for both 2024 and 2023 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $57,200 in 2024 and $50,650 in 2023. Fees for both 2024 and 2023 relate to the review of holdings for the Funds’ affiliated custodian under Rule 17f-2.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees.  The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees.  In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds.  As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $386,985 in 2024 and $685,052 in 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Old Westbury Funds, Inc. Annual Financial Statements and Additional Information

Old Westbury All Cap Core Fund	OWACX
Old Westbury Large Cap Strategies Fund	OWLSX
Old Westbury Small & Mid Cap Strategies Fund	OWSMX
Old Westbury Credit Income Fund	OWCIX
Old Westbury Fixed Income Fund	OWFIX
Old Westbury Short-Term Bond Fund	OWSBX
Old Westbury Municipal Bond Fund	OWMBX
Old Westbury California Municipal Bond Fund	OWCAX
Old Westbury New York Municipal Bond Fund	OWNYX

October 31, 2024

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	October 31, 2024

Shares		Value
COMMON STOCKS — 94.6%
Banks — 3.8%
1,520,044	Bank of America Corp.	$63,568,240
318,930	JPMorgan Chase & Co.	70,776,946
		134,345,186
Communication Services — 8.7%
819,676	Alphabet, Inc. - Class C	141,549,848
168,594	Live Nation Entertainment, Inc.(a)	19,749,101
178,662	Meta Platforms, Inc. - Class A	101,404,978
283,591	Take-Two Interactive Software, Inc.(a)	45,862,337
		308,566,264
Consumer Discretionary — 10.4%
673,200	Amazon.com, Inc.(a)	125,484,480
3,664	AutoZone, Inc.(a)	11,024,976
326,929	Dollarama, Inc.	34,020,715
159,902	Hilton Worldwide Holdings, Inc.	37,552,985
126,744	Lowe’s Cos., Inc.	33,185,382
51,629	LVMH Moet Hennessy Louis Vuitton SE	34,246,029
20,506	MercadoLibre, Inc.(a)	41,774,413
593	NVR, Inc.(a)	5,427,616
18,759	O’Reilly Automotive, Inc.(a)	21,631,753
16,502	Pool Corp.	5,967,783
40,997	PulteGroup, Inc.	5,310,342
119,966	Wyndham Hotels & Resorts, Inc.	10,595,397
		366,221,871
Consumer Staples — 4.9%
764,385	Alimentation Couche-Tard, Inc.	39,862,100
282,551	BJ’s Wholesale Club Holdings, Inc.(a)	23,940,546
34,249	Costco Wholesale Corp.	29,939,791
484,467	US Foods Holding Corp.(a)	29,867,390
589,580	Walmart, Inc.	48,316,081
		171,925,908
Energy — 1.7%
536,877	ConocoPhillips	58,809,507
4,578	Schlumberger NV	183,440
		58,992,947
Financial Services — 11.6%
102,553	Apollo Global Management, Inc.	14,691,743
688,114	Brookfield Corp.	36,470,042
292,098	Fiserv, Inc.(a)	57,806,194
435,421	Intercontinental Exchange, Inc.	67,869,071
57,765	MSCI, Inc.	32,995,368
351,906	Nasdaq, Inc.	26,012,892
56,037	S&P Global, Inc.	26,917,933
220,332	Tradeweb Markets, Inc. - Class A	27,982,164
360,814	Visa, Inc. - Class A	104,581,938
87,196	WEX, Inc.(a)	15,050,030
		410,377,375
Shares		Value
Health Care — 9.4%
884,448	Avantor, Inc.(a)	$19,785,102
194,987	Cencora, Inc.	44,472,635
202,851	Cooper Cos., Inc. (The)(a)	21,234,442
160,774	Danaher Corp.	39,495,741
29,083	McKesson Corp.	14,558,659
56,644	Medpace Holdings, Inc.(a)	17,798,678
127,114	STERIS Plc	28,200,241
87,695	Thermo Fisher Scientific, Inc.	47,909,532
172,114	UnitedHealth Group, Inc.	97,158,353
		330,613,383
Industrials — 11.9%
557,589	Ashtead Group Plc	41,614,744
167,033	Booz Allen Hamilton Holding Corp.	30,343,215
288	Builders FirstSource, Inc.(a)	49,363
129,447	BWX Technologies, Inc.	15,760,172
51,515	Carlisle Cos., Inc.	21,751,178
122,208	Clean Harbors, Inc.(a)	28,261,822
381,975	Copart, Inc.(a)	19,660,253
378,221	Core & Main, Inc. - Class A(a)	16,747,626
72,861	Eaton Corp. Plc	24,159,250
78,499	Equifax, Inc.	20,803,805
391,137	Howmet Aerospace, Inc.	39,004,182
66,753	Northrop Grumman Corp.	33,978,612
284	Old Dominion Freight Line, Inc.	57,175
135,475	Rollins, Inc.	6,386,291
65,719	Saia, Inc.(a)	32,110,961
645,059	TransUnion	65,344,477
10,100	United Rentals, Inc.	8,209,280
300,983	WillScot Holdings Corp.(a)	9,974,577
58,005	XPO, Inc.(a)	7,571,393
		421,788,376
Information Technology — 26.6%
696,797	Apple, Inc.	157,413,410
48,109	Applied Materials, Inc.	8,735,632
12,329	ASM International NV	6,869,048
69,833	ASML Holding NV	47,186,877
92,530	Broadcom, Inc.	15,708,818
949,601	CCC Intelligent Solutions Holdings, Inc.(a)	9,885,346
85,412	CDW Corp.	16,077,101
12,216	Constellation Software, Inc.	36,840,933
40,057	Entegris, Inc.	4,194,368
93,200	Five9, Inc.(a)	2,752,196
466,007	Fortinet, Inc.(a)	36,656,111
105,147	Gartner, Inc.(a)	52,836,368
152,224	Keysight Technologies, Inc.(a)	22,682,898
87,419	Manhattan Associates, Inc.(a)	23,022,668
609,744	Marvell Technology, Inc.	48,846,592
443,094	Microsoft Corp.	180,051,247
125,871	Motorola Solutions, Inc.	56,560,134
114,742	Nice Ltd. - ADR(a)	19,930,685
1,371,020	NVIDIA Corp.	182,016,615

2

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Information Technology (continued)
48,375	NXP Semiconductors NV	$11,343,938
		939,610,985
Insurance — 0.7%
369,524	Ryan Specialty Holdings, Inc.	24,340,546
Materials — 1.6%
319,367	CRH Plc	30,477,193
76,351	Sherwin-Williams Co. (The)	27,392,448
		57,869,641
Real Estate — 1.4%
162,196	CBRE Group, Inc. - Class A(a)	21,242,810
119,155	Prologis, Inc. REIT	13,457,366
65,941	SBA Communications Corp. REIT	15,131,481
		49,831,657
Utilities — 1.9%
399,208	Ameren Corp.	34,775,009
413,388	NextEra Energy, Inc.	32,760,999
		67,536,008
Total Common Stocks (Cost $1,935,091,890)		3,342,020,147

EXCHANGE-TRADED FUNDS(b) — 2.5%
473,065	Energy Select Sector SPDR Fund	41,908,828
132,000	Health Care Select Sector SPDR Fund.	19,386,840
42,450	iShares Semiconductor ETF	9,265,137
56,072	SPDR S&P Oil & Gas Exploration & Production ETF	7,330,292
108,382	Utilities Select Sector SPDR Fund	8,660,806

Total Exchange-Traded Funds (Cost $82,279,994)		86,551,903

INVESTMENT COMPANY — 3.0%
106,507,171	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(c)	106,507,171
Total Investment Company (Cost $106,507,171)		106,507,171

TOTAL INVESTMENTS — 100.1% (Cost $2,123,879,055)		$3,535,079,221
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,062,611)
NET ASSETS — 100.0%		$3,532,016,610

(a)	Non-income producing security.
(b)	A copy of the underlying funds’ financial statements is available upon request.
(c)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:	Market Value	Market Value as a percentage of Net Assets
United States	$2,991,860,623	84.7%
Canada	147,193,790	4.1
Netherlands	65,399,863	1.9
Uruguay	41,774,413	1.2
United Kingdom	41,614,744	1.2
France	34,246,029	1.0
Israel	19,930,685	0.6
Other*	189,996,463	5.3
	$3,532,016,610	100.0%

*	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2024

Shares		Value
COMMON STOCKS — 98.5%
Banks — 6.3%
92,490	ANZ Group Holdings Ltd.	$1,896,028
187,632	Banco Bilbao Vizcaya Argentaria SA	1,867,485
14,598,723	Banco Bradesco SA - Preference Shares	36,415,365
306,956,676	Banco de Chile	35,758,719
503,024	Banco Santander SA	2,457,862
69,336,149	Bank Central Asia Tbk PT	45,281,652
3,740,383	Bank of America Corp.	156,422,817
22,400	Bank of Montreal	2,041,234
37,293	Bank of Nova Scotia (The)	1,920,160
6,392,300	Barclays Plc	19,576,059
32,518	BNP Paribas SA	2,219,559
2,665,903	CaixaBank SA	16,210,083
65,200	Canadian Imperial Bank of Commerce	4,079,127
189,830	Capitec Bank Holdings Ltd.	34,141,082
65,942	Citigroup, Inc.	4,231,498
51,046	Citizens Financial Group, Inc.	2,150,058
62,419	Commonwealth Bank of Australia	5,863,877
92,400	DBS Group Holdings Ltd.	2,705,175
726,494	DNB Bank ASA	15,005,131
41,554	Fifth Third Bancorp	1,815,079
861	First Citizens BancShares, Inc. - Class A	1,668,058
4,960,039	HDFC Bank Ltd.	102,384,631
665,773	HSBC Holdings Plc	6,109,809
7,297,998	ING Groep NV	124,426,440
622,200	Intesa Sanpaolo SpA	2,664,554
189,900	Japan Post Bank Co. Ltd.	1,714,774
2,431,052	JPMorgan Chase & Co.	539,499,060
7,650	KBC Group NV	554,863
1,989,576	Lloyds Banking Group Plc	1,369,955
13,912,570	Mitsubishi UFJ Financial Group, Inc.	149,115,574
427,900	Mizuho Financial Group, Inc.	9,045,773
96,066	National Australia Bank Ltd.	2,452,976
21,100	National Bank of Canada	2,012,483
176,000	NatWest Group Plc	834,470
143,700	Nordea Bank Abp	1,682,674
112,800	Oversea-Chinese Banking Corp. Ltd.	1,297,563
17,333	PNC Financial Services Group, Inc. (The)	3,263,284
31,606,167	Public Bank Bhd	31,902,091
64,443	Regions Financial Corp.	1,538,254
412,869	Royal Bank of Canada	49,932,137
49,700	Skandinaviska Enskilda Banken AB - Class A	701,800
700,395	Sumitomo Mitsui Financial Group, Inc.	15,087,487
39,200	Svenska Handelsbanken AB - Class A	407,653
39,200	Swedbank AB - Class A	795,439
56,256	Toronto-Dominion Bank (The)	3,109,868
1,950,048	Truist Financial Corp.	83,949,566
55,900	UniCredit SpA	2,473,557
39,700	United Overseas Bank Ltd.	966,870
Shares		Value
Banks (continued)
103,776	US Bancorp	$5,013,419
117,871	Wells Fargo & Co.	7,652,185
108,700	Westpac Banking Corp.	2,297,719
		1,547,983,036
Communication Services — 8.3%
594,087	Alphabet, Inc. - Class A	101,654,227
3,637,523	Alphabet, Inc. - Class C	628,163,847
211,185	AT&T, Inc.	4,760,110
1,321,509	Auto Trader Group Plc(a)(b)	14,300,134
12,200	BCE, Inc.	393,334
6,627	Charter Communications, Inc. - Class A(c)	2,171,071
1,315,490	Comcast Corp. - Class A	57,447,448
137,833	CTS Eventim AG & Co. KGaA	14,460,541
889,443	Deutsche Telekom AG	26,915,617
16,238	Electronic Arts, Inc.	2,449,502
391,838	Elisa Oyj	18,651,465
42,554	Interpublic Group of Cos., Inc. (The)	1,251,088
301,975	KDDI Corp.	9,496,094
5,029,310	Koninklijke KPN NV	19,655,981
580,400	LY Corp.	1,602,078
56,495	Match Group, Inc.(c)	2,035,515
933,366	Meta Platforms, Inc. - Class A	529,759,874
2,423,810	NetEase, Inc.	38,598,382
125,925	Netflix, Inc.(c)	95,203,078
63,998	News Corp. - Class A	1,743,945
213,700	Nintendo Co. Ltd.	11,455,749
5,818,001	Nippon Telegraph & Telephone Corp.	5,655,645
39,300	Orange SA	431,547
893,670	Quebecor, Inc. - Class B	22,252,694
2,026,499	Rightmove Plc	15,385,751
10,675	Rogers Communications, Inc. - Class B	387,715
403,100	Singapore Telecommunications Ltd.	955,474
46,432	Sirius XM Holdings, Inc.	1,237,877
5,371,390	SoftBank Corp.	6,815,875
75,600	SoftBank Group Corp.	4,725,871
82,245	Spotify Technology SA(c)	31,672,549
24,665	Swisscom AG	15,023,785
136,800	Telefonica SA	641,941
180,200	Telstra Group Ltd.	453,012
3,958,712	Tencent Holdings Ltd.	206,029,621
27,332	T-Mobile US, Inc.	6,099,409
3,318,915	Verizon Communications, Inc.	139,825,889
1,148,000	Vodafone Group Plc	1,066,104
		2,040,829,839
Consumer Discretionary — 11.2%
135,353	Airbnb, Inc. - Class A(c)	18,244,231
14,273	Amadeus IT Group SA	1,033,995
4,139,810	Amazon.com, Inc.(c)	771,660,584
25,700	Aristocrat Leisure Ltd.	1,040,498
855	AutoZone, Inc.(c)	2,572,695

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Consumer Discretionary (continued)
2,985,012	B&M European Value Retail SA	$14,918,816
85,568	Bandai Namco Holdings, Inc.	1,814,533
20,900	Bayerische Motoren Werke AG	1,644,121
15,000	Bayerische Motoren Werke AG - Preference Shares	1,102,163
45,837	Booking Holdings, Inc.	214,345,271
36,720	BorgWarner, Inc.	1,234,894
134,200	Bridgestone Corp.	4,846,356
2,422,522	Chipotle Mexican Grill, Inc.(c)	135,104,052
20,700	Cie Generale des Etablissements Michelin SCA	699,135
53,619	Compass Group Plc	1,738,846
285,200	Denso Corp.	4,161,435
338,948	Dollarama, Inc.	35,271,430
2,838	Domino’s Pizza, Inc.	1,174,166
425,516	DoorDash, Inc. - Class A(c)	66,678,357
9,055	DR Horton, Inc.	1,530,295
39,441	eBay, Inc.	2,268,252
31,443	Etsy, Inc.(c)	1,617,428
5,700	Evolution AB(a)(b)	537,658
10,222	Expedia Group, Inc.(c)	1,597,801
33,104	Fast Retailing Co. Ltd.	10,789,194
5,000	Ferrari NV	2,391,962
274,590	Flutter Entertainment Plc(c)	63,916,314
40,777	General Motors Co.	2,069,840
462,143	Genuine Parts Co.	53,007,802
55,000	H & M Hennes & Mauritz AB - Class B	816,904
8,400,091	Hangzhou Robam Appliances Co. Ltd. - A Shares	28,662,811
964	Hermes International SCA	2,174,778
12,444	Hilton Worldwide Holdings, Inc.	2,922,473
407,467	Home Depot, Inc. (The)	160,440,131
873,800	Honda Motor Co. Ltd.	8,957,111
53,473	Industria de Diseno Textil SA	3,042,043
31,500	Isuzu Motors Ltd.	413,912
8,769	Lennar Corp. - Class A	1,493,361
666,535	Lowe’s Cos., Inc.	174,518,859
8,110	Lululemon Athletica, Inc.(c)	2,415,969
124,801	LVMH Moet Hennessy Louis Vuitton SE	82,781,745
1,246,754	Mahindra & Mahindra Ltd.	40,456,444
10,444	Marriott International, Inc. - Class A	2,715,649
371,717	McDonald’s Corp.	108,582,253
2,538,928	Meituan - B Shares(a)(b)(c)	59,602,315
48,126	MercadoLibre, Inc.(c)	98,041,325
24,800	Mercedes-Benz Group AG	1,502,574
16,867	Mohawk Industries, Inc.(c)	2,264,732
127,270	Next Plc	16,066,203
543,844	NIKE, Inc. - Class B	41,946,688
323	NVR, Inc.(c)	2,956,358
149,903	O’Reilly Automotive, Inc.(c)	172,859,145
212,200	Oriental Land Co. Ltd.	5,174,417
Shares		Value
Consumer Discretionary (continued)
548,892	Panasonic Holdings Corp.	$4,472,346
244,577	Pandora A/S	36,876,908
3,944	Pool Corp.	1,426,308
45,600	Prosus NV	1,921,806
11,444	PulteGroup, Inc.	1,482,341
8,777	Ralph Lauren Corp.	1,737,232
254,308	Ross Stores, Inc.	35,531,914
12,444	Royal Caribbean Cruises Ltd.	2,567,819
108,900	Sekisui House Ltd.	2,663,370
20,350	Shimano, Inc.	3,049,018
1,279,270	Sony Group Corp.	22,930,708
33,988	Starbucks Corp.	3,320,628
84,900	Stellantis NV	1,163,240
1,180,400	Sumitomo Electric Industries Ltd.	18,509,300
320,000	Suzuki Motor Corp.	3,248,651
32,777	Tapestry, Inc.	1,555,269
54,776	Tesla, Inc.(c)	13,685,784
1,490,231	Titan Co. Ltd.	57,900,777
31,999	TJX Cos., Inc. (The)	3,616,847
1,300,215	Toyota Motor Corp.	22,955,290
1,095,115	Wesfarmers Ltd.	48,488,372
13,613	Yum! Brands, Inc.	1,785,481
1,206,636	Zalando SE(a)(b)(c)	36,251,756
		2,766,961,489
Consumer Staples — 6.1%
137,590	Aeon Co. Ltd.	3,386,775
82,579	Ajinomoto Co., Inc.	3,208,809
26,292	Alimentation Couche-Tard, Inc.	1,371,108
29,777	Altria Group, Inc.	1,621,655
27,000	Anheuser-Busch InBev SA	1,614,721
324,618	Asahi Group Holdings Ltd.	3,930,070
5,342,455	AVI Ltd.	33,342,616
65,554	Campbell Soup Co.	3,058,094
541,689	Clicks Group Ltd.	11,563,201
1,187,959	Coca-Cola Co. (The)	77,585,602
18,000	Coca-Cola Europacific Partners Plc	1,368,000
32,890	Colgate-Palmolive Co.	3,082,122
59,221	Conagra Brands, Inc.	1,713,856
344,595	Costco Wholesale Corp.	301,238,057
23,500	Danone SA	1,679,432
86,800	Diageo Plc	2,685,063
5,166,881	Fomento Economico Mexicano SAB de CV - Units	50,056,217
9,596,064	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	58,979,109
63,472	General Mills, Inc.	4,317,365
143,187	Hershey Co. (The)	25,427,147
46,200	Imperial Brands Plc	1,392,211
172,252	Japan Tobacco, Inc.	4,853,303
591,556	Jeronimo Martins SGPS SA	11,498,720
97,641	Kao Corp.	4,357,022
1,684,045	Kenvue, Inc.	38,615,152

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Consumer Staples (continued)
31,302	Kimberly-Clark Corp.	$4,200,102
118,500	Kirin Holdings Co. Ltd.	1,753,245
520,364	Koninklijke Ahold Delhaize NV	17,156,246
11,555	Lamb Weston Holdings, Inc.	897,708
1,329,300	Lion Corp.	14,680,567
8,350	Loblaw Cos. Ltd.	1,055,722
10,892	L’Oreal SA	4,078,596
6,171,262	Marico Ltd.	46,970,910
28,999	Molson Coors Beverage Co. - Class B	1,579,576
40,720	Mondelez International, Inc. - Class A	2,788,506
16,787	Monster Beverage Corp.(c)	884,339
14,745,622	Natura & Co. Holding SA	34,843,225
82,069	Nestle SA	7,753,099
15,500	Nissin Foods Holdings Co. Ltd.	420,298
2,296,000	Orkla ASA	21,227,178
267,907	PepsiCo, Inc.	44,493,995
1,166,361	Philip Morris International, Inc.	154,776,105
454,181	Procter & Gamble Co. (The)	75,021,618
2,593,800	Raia Drogasil SA	10,970,335
22,200	Reckitt Benckiser Group Plc	1,340,832
404,362	Target Corp.	60,670,474
358,000	Tesco Plc	1,579,674
729,893	Unicharm Corp.	23,591,579
1,443,561	Unilever Plc	88,044,207
28,905,223	Uni-President Enterprises Corp.	80,946,166
1,714,046	Walmart, Inc.	140,466,070
39,726	Woolworths Group Ltd.	783,265
1,011,330	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	7,438,526
		1,502,357,590
Energy — 3.0%
18,795	Aker BP ASA	400,839
523,776	BP Plc	2,543,830
467,620	Canadian Natural Resources Ltd.	15,902,472
7,555	Cheniere Energy, Inc.	1,445,876
2,008,902	Chevron Corp.	298,964,796
46,840	ConocoPhillips	5,130,854
49,143	Coterra Energy, Inc.	1,175,500
41,554	Devon Energy Corp.	1,607,309
611,719	Diamondback Energy, Inc.	108,133,568
66,328	Enbridge, Inc.	2,679,130
106,200	ENEOS Holdings, Inc.	542,673
86,100	Eni SpA	1,312,298
29,197	EOG Resources, Inc.	3,560,866
21,700	Equinor ASA	520,889
914,444	Exxon Mobil Corp.	106,788,770
2,011,200	Idemitsu Kosan Co. Ltd.	13,858,934
7,450	Imperial Oil Ltd.	555,934
4,675,850	Kinder Morgan, Inc.	114,605,083
13,110	Marathon Petroleum Corp.	1,907,112
18,700	Pembina Pipeline Corp.	782,328
18,887	Phillips 66	2,300,814
Shares		Value
Energy (continued)
875,527	Shell Plc	$29,109,932
1	South Bow Corp.(c)	5
36,100	Suncor Energy, Inc.	1,362,743
32,066	TC Energy Corp.	1,491,431
457,253	TotalEnergies SE	28,549,437
9,663	Valero Energy Corp.	1,253,871
36,110	Williams Cos, Inc. (The)	1,891,081
74,635	Woodside Energy Group Ltd.	1,168,009
		749,546,384
Financial Services — 7.7%
521,188	3i Group Plc	21,317,295
48,437	Adyen NV(a)(b)(c)	74,099,484
20,524	American Express Co.	5,543,122
4,727	Ameriprise Financial, Inc.	2,412,188
304,338	Bajaj Finance Ltd.	24,936,452
21,999	Bank of New York Mellon Corp. (The)	1,657,845
463,699	Berkshire Hathaway, Inc. - Class B(c)	209,091,153
1,508,783	Blackstone, Inc.	253,098,348
646,706	Block, Inc.(c)	46,769,778
15,165	Capital One Financial Corp.	2,468,710
18,888	CME Group, Inc.	4,256,600
85,100	Deutsche Bank AG	1,446,275
8,459	Deutsche Boerse AG	1,966,313
1,150,228	Fiserv, Inc.(c)	227,630,121
14,369	Goldman Sachs Group, Inc. (The)	7,440,125
246,851	Groupe Bruxelles Lambert NV	17,775,506
492,896	IGM Financial, Inc.	14,807,943
424,100	Industrivarden AB - Class A	14,600,324
93,109	Invesco Ltd.	1,614,510
1,770,341	Investor AB - Class B	50,088,394
1,062,052	KKR & Co., Inc. - Class A	146,818,069
1,321,006	London Stock Exchange Group Plc	179,109,480
11,300	Macquarie Group Ltd.	1,721,631
416,959	Mastercard, Inc. - Class A	208,308,547
889,001	Morgan Stanley	103,346,366
19,555	Northern Trust Corp.	1,965,669
884,100	ORIX Corp.	19,027,294
875	Partners Group Holding AG	1,208,818
19,110	Raymond James Financial, Inc.	2,832,484
16,048	State Street Corp.	1,489,254
32,642	Synchrony Financial	1,799,880
834,658	Visa, Inc. - Class A	241,925,621
		1,892,573,599
Health Care — 10.2%
959,535	Abbott Laboratories	108,782,483
790,339	AbbVie, Inc.	161,126,412
688,511	Agilent Technologies, Inc.	89,719,868
37,120	Align Technology, Inc.(c)	7,610,714
18,238	Amgen, Inc.	5,839,078
1,345,751	AstraZeneca Plc	191,609,466
35,266	Bio-Techne Corp.	2,600,867
59,546	Bristol-Myers Squibb Co.	3,320,880

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Health Care (continued)
16,787	Cardinal Health, Inc.	$1,821,725
641,183	Cencora, Inc.	146,241,019
16,333	Centene Corp.(c)	1,016,893
7,722	Charles River Laboratories International, Inc.(c)	1,378,995
530,953	Chugai Pharmaceutical Co. Ltd.	25,649,566
10,925	Cigna Group (The)	3,439,299
741,573	CSL Ltd.	140,039,976
47,578	CVS Health Corp.	2,686,254
147,800	Daiichi Sankyo Co. Ltd.	4,845,280
586,752	Danaher Corp.	144,141,496
11,444	DaVita, Inc.(c)	1,599,986
651,516	Dexcom, Inc.(c)	45,918,848
2,017,501	Dr Reddy’s Laboratories Ltd.	30,572,178
267,363	Edwards Lifesciences Corp.(c)	17,915,995
110,321	Elevance Health, Inc.	44,763,849
198,698	Eli Lilly & Co.	164,867,678
45,555	Gilead Sciences, Inc.	4,046,195
778,110	GSK Plc	13,971,425
4,512,329	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	21,587,453
5,908	HCA Healthcare, Inc.	2,119,436
79,169	Hoya Corp.	10,798,852
5,850	Humana, Inc.	1,508,305
312,151	ICON Plc(c)	69,331,859
672,418	Illumina, Inc.(c)	96,922,331
247,565	Intuitive Surgical, Inc.(c)	124,733,150
377,434	iRhythm Technologies, Inc.(c)	27,341,319
571,380	Johnson & Johnson	91,340,807
5,047	McKesson Corp.	2,526,478
466,917	Medtronic Plc	41,672,342
1,164,263	Merck & Co., Inc.	119,127,390
3,505	Mettler-Toledo International, Inc.(c)	4,527,584
333,650	Novartis AG	36,241,526
101,882	Novo Nordisk A/S - Class B	11,336,977
267,500	Olympus Corp.	4,772,007
28,200	Ono Pharmaceutical Co. Ltd.	354,959
98,254	Otsuka Holdings Co. Ltd.	5,995,861
259,143	Recordati Industria Chimica e Farmaceutica SpA	14,686,094
3,992	Regeneron Pharmaceuticals, Inc.(c)	3,346,094
166,761	Repligen Corp.(c)	22,390,999
141,935	Roche Holding AG	44,032,640
4,150	Roche Holding AG	1,409,044
41,159	Sanofi SA	4,347,683
169,200	Shionogi & Co. Ltd.	2,437,665
10,055	Stryker Corp.	3,582,395
73,500	Takeda Pharmaceutical Co. Ltd.	2,062,683
10,666	Teleflex, Inc.	2,144,506
315,362	Terumo Corp.	6,111,514
11,461	Thermo Fisher Scientific, Inc.	6,261,374
636,691	UnitedHealth Group, Inc.	359,412,069
Shares		Value
Health Care (continued)
7,722	Universal Health Services, Inc. - Class B	$1,577,682
10,278	Vertex Pharmaceuticals, Inc.(c)	4,892,122
9,262	Waters Corp.(c)	2,992,645
17,110	Zoetis, Inc.	3,058,926
		2,522,511,196
Industrials — 11.2%
16,375	3M Co.	2,103,696
16,326	A.O. Smith Corp.	1,226,083
73,500	ABB Ltd.	4,076,950
8,000	Aena SME SA(a)(b)	1,766,506
17,555	Allegion Plc	2,451,205
2,483,900	Amada Co. Ltd.	24,799,765
147,219	American Airlines Group, Inc.(c)	1,972,735
430,692	AMETEK, Inc.	78,963,071
58,800	Assa Abloy AB - Class B	1,837,198
111,459	Atlas Copco AB - Class A	1,834,888
79,500	Atlas Copco AB - Class B	1,153,190
163,221	Automatic Data Processing, Inc.	47,210,042
195,969	Axon Enterprise, Inc.(c)	82,992,871
84,800	BAE Systems Plc	1,366,817
9,444	Booz Allen Hamilton Holding Corp.	1,715,597
383,979	Bouygues SA	12,292,121
4,344	Broadridge Financial Solutions, Inc.	915,976
11,999	Builders FirstSource, Inc.(c)	2,056,629
466,901	Bureau Veritas SA	14,748,590
30,687	Canadian National Railway Co.	3,313,671
268,206	Caterpillar, Inc.	100,899,097
157,900	Central Japan Railway Co.	3,313,052
7,131,399	Centre Testing International Group Co. Ltd. - A Shares	13,809,168
16,333	CH Robinson Worldwide, Inc.	1,682,952
14,000	Cie de Saint-Gobain SA	1,263,661
8,222	Cintas Corp.	1,692,170
95,181	CSX Corp.	3,201,889
9,300	Daikin Industries Ltd.	1,141,536
90,588	Deere & Co.	36,660,058
79,639	Deutsche Post AG	3,199,147
172,500	East Japan Railway Co.	3,485,422
430,758	Eaton Corp. Plc	142,830,738
347,373	Experian Plc	16,917,943
215,500	FANUC Corp.	5,839,236
20,655	Fastenal Co.	1,614,808
11,110	FedEx Corp.	3,042,473
16,100	Ferrovial SE	645,871
10,051	General Dynamics Corp.	2,930,972
32,416	General Electric Co.	5,568,420
3,711,015	Hitachi Ltd.	95,840,614
456,184	Honeywell International, Inc.	93,827,925
1,353,465	Howden Joinery Group Plc	14,694,798
944,834	Howmet Aerospace, Inc.	94,218,846
6,111	Huntington Ingalls Industries, Inc.	1,130,291

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Industrials (continued)
144,367	Illinois Tool Works, Inc.	$37,698,555
240,186	IMCD NV	38,157,362
241,221	Intertek Group Plc	14,457,252
3,129,789	ITOCHU Corp.	157,642,985
186,900	Komatsu Ltd.	4,933,894
10,497	Kone Oyj - Class B	573,874
744,691	L3Harris Technologies, Inc.	184,288,682
18,600	Legrand SA	2,096,051
10,989	Leidos Holdings, Inc.	2,012,745
717,727	LG Corp.	39,370,967
8,232	Lockheed Martin Corp.	4,495,084
17,900	Makita Corp.	595,292
218,800	Marubeni Corp.	3,345,218
613,727	Mitsubishi Corp.	11,453,356
477,125	Mitsubishi Electric Corp.	7,497,275
488,582	Mitsui & Co. Ltd.	10,167,805
4,777	Nordson Corp.	1,184,171
206,775	Northrop Grumman Corp.	105,252,610
16,333	Old Dominion Freight Line, Inc.	3,288,160
24,218	PACCAR, Inc.	2,525,453
5,667	Parker-Hannifin Corp.	3,593,275
10,847	Paychex, Inc.	1,511,312
917,005	Pentair Plc	90,893,536
483,629	Quanta Services, Inc.	145,877,015
15,013	Rational AG	14,697,352
548,683	Recruit Holdings Co. Ltd.	34,425,398
366,190	RELX Plc	16,809,740
17,444	Republic Services, Inc.	3,453,912
26,869	Rollins, Inc.	1,266,605
18,617,378	Rolls-Royce Holdings Plc(c)	128,529,077
77,023	Sandvik AB	1,510,886
705,200	Sanwa Holdings Corp.	18,221,766
1,775	Schindler Holding AG	505,645
2,600	Schindler Holding AG - Participation Certificates	756,922
16,712	Schneider Electric SE	4,311,935
87,600	Secom Co. Ltd.	3,148,503
3,243,935	SF Holding Co. Ltd. - A Shares	20,343,205
35,700	SG Holdings Co. Ltd.	359,491
23,500	Siemens AG	4,560,283
1,599,040	Siemens Energy AG(c)	65,278,022
2,604,697	Singapore Airlines Ltd.	12,742,403
11,814	SMC Corp.	5,147,340
2,846,300	Sohgo Security Services Co. Ltd.	19,931,968
204,600	Sumitomo Corp.	4,369,666
165,000	Techtronic Industries Co. Ltd.	2,381,369
7,650	Thomson Reuters Corp.	1,252,208
166,200	Toyota Tsusho Corp.	2,891,053
13,111	Trane Technologies Plc	4,853,168
1,675,367	Uber Technologies, Inc.(c)	120,710,192
386,196	Union Pacific Corp.	89,624,506
26,888	United Parcel Service, Inc. - Class B	3,604,605
151,714	United Rentals, Inc.	123,313,139
Shares		Value
Industrials (continued)
10,609	Verisk Analytics, Inc.	$2,914,504
20,700	Vinci SA	2,312,437
54,500	Volvo AB - Class A	1,427,137
84,800	Volvo AB - Class B	2,202,267
431,540	Waste Management, Inc.	93,147,909
1,216,379	WEG SA	11,442,282
538,455	Westinghouse Air Brake Technologies Corp.	101,218,771
90,223	Wolters Kluwer NV	15,182,269
2,106	WW Grainger, Inc.	2,336,038
		2,752,344,590
Information Technology — 25.3%
23,695	Accenture Plc - Class A	8,170,510
17,235	Adobe, Inc.(c)	8,239,709
2,993,000	Advantech Co. Ltd.	29,331,603
62,665	Amphenol Corp. - Class A	4,199,808
20,680	Analog Devices, Inc.	4,613,915
5,002,756	Apple, Inc.	1,130,172,608
30,032	Applied Materials, Inc.	5,453,211
11,111	Arista Networks, Inc.(c)	4,293,735
160,193	ASML Holding NV	108,244,060
112,983	ASML Holding NV - New York	75,986,717
209,113	Atlassian Corp. - Class A(c)	39,426,165
8,644	Autodesk, Inc.(c)	2,453,167
3,319,860	Broadcom, Inc.	563,612,632
398,142	Cadence Design Systems, Inc.(c)	109,934,969
663,900	Canon, Inc.	21,864,918
8,401	Capgemini SE	1,454,799
6,555	CDW Corp.	1,233,848
125,037	CGI, Inc.(c)	13,851,192
10,823	Check Point Software Technologies Ltd.(c)	1,874,652
122,712	Cisco Systems, Inc.	6,720,936
409,363	Cloudflare, Inc. - Class A(c)	35,905,229
1,099	Constellation Software, Inc.	3,314,357
14,777	Dell Technologies, Inc. - Class C	1,826,881
423,830	Entegris, Inc.	44,379,239
6,722	F5, Inc.(c)	1,572,141
1,603	Fair Isaac Corp.(c)	3,194,955
1,083,091	Fortinet, Inc.(c)	85,195,938
212,400	FUJIFILM Holdings Corp.	5,142,949
454,730	Fujitsu Ltd.	8,867,744
3,889	Gartner, Inc.(c)	1,954,222
36,884	Hamamatsu Photonics KK	494,611
63,117	Hexagon AB - Class B	589,907
34,316	International Business Machines Corp.	7,093,804
10,194	Intuit, Inc.	6,221,398
19,110	Jabil, Inc.	2,352,250
197,773	Keyence Corp.	90,829,274
186,661	KLA Corp.	124,359,158
321,700	Kyocera Corp.	3,330,486
58,650	Lam Research Corp.	4,360,627

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Information Technology (continued)
1,675	Lasertec Corp.	$258,790
22,124	Microchip Technology, Inc.	1,623,238
3,068,510	Microsoft Corp.	1,246,889,039
350,776	Motorola Solutions, Inc.	157,621,196
371,608	Murata Manufacturing Co. Ltd.	6,620,659
214,100	NEC Corp.	18,649,556
15,665	NetApp, Inc.	1,806,331
108,109	Nomura Research Institute Ltd.	3,267,320
95,500	NTT Data Group Corp.	1,536,146
10,072,885	NVIDIA Corp.	1,337,276,213
8,719	NXP Semiconductors NV	2,044,606
132,090	Obic Co. Ltd.	4,338,957
513,478	Okta, Inc.(c)	36,913,933
1,904,875	Oracle Corp.	319,714,220
15,777	Palo Alto Networks, Inc.(c)	5,684,926
13,777	Qorvo, Inc.(c)	981,749
833,465	QUALCOMM, Inc.	135,663,098
315,900	Renesas Electronics Corp.	4,386,922
101,562	Reply SpA	15,499,511
3,216	Roper Technologies, Inc.	1,729,340
33,667	Salesforce, Inc.	9,809,554
258,529	SAP SE	60,404,965
18,004	Seagate Technology Holdings Plc	1,807,061
21,600	Shimadzu Corp.	647,119
699,843	Shopify, Inc. - Class A(c)	54,734,721
15,678	Skyworks Solutions, Inc.	1,373,079
224,506	Snowflake, Inc. - Class A(c)	25,777,779
363,551	Taiwan Semiconductor Manufacturing Co. Ltd.	11,400,773
695,328	Tata Consultancy Services Ltd.	32,816,000
350,327	TE Connectivity Plc	51,645,206
90,700	Telefonaktiebolaget LM Ericsson - Class B	757,468
422,731	Texas Instruments, Inc.	85,882,030
92,756	Tokyo Electron Ltd.	14,285,181
3,781	Tyler Technologies, Inc.(c)	2,289,736
10,502	Zebra Technologies Corp. - Class A(c)	4,011,449
		6,232,266,195
Insurance — 2.7%
27,555	Aflac, Inc.	2,887,488
6,441,766	AIA Group Ltd.	50,918,630
150,364	Allianz SE	47,333,813
22,796	American International Group, Inc.	1,729,760
10,103	Aon Plc - Class A	3,706,488
546,939	Arthur J Gallagher & Co.	153,799,247
15,555	Assurant, Inc.	2,981,894
55,600	AXA SA	2,087,732
13,777	Chubb Ltd.	3,891,176
171,900	Dai-ichi Life Holdings, Inc.	4,371,605
13,195	Fairfax Financial Holdings Ltd.	16,397,205
30,500	Generali	847,656
9,944	Globe Life, Inc.	1,050,086
Shares		Value
Insurance (continued)
18,200	Great-West Lifeco, Inc.	$610,697
1,775	Hannover Rueck SE	466,278
14,110	Hartford Financial Services Group, Inc. (The)	1,558,308
84,442	Intact Financial Corp.	16,126,066
288,100	Japan Post Holdings Co. Ltd.	2,687,783
16,777	Loews Corp.	1,324,712
82,500	Manulife Financial Corp.	2,409,793
5,574,699	Mapfre SA	15,923,746
14,666	Marsh & McLennan Cos, Inc.	3,200,708
1,591,236	MetLife, Inc.	124,784,727
192,000	MS&AD Insurance Group Holdings, Inc.	4,345,715
36,940	Muenchener Rueckversicherungs- Gesellschaft AG	18,893,334
1,785,400	Poste Italiane SpA(a)(b)	25,130,371
509,294	Power Corp. of Canada	16,097,985
17,333	Principal Financial Group, Inc.	1,428,239
642,031	Prudential Financial, Inc.	78,635,957
14,100	Sampo Oyj - Class A	624,227
173,700	Sompo Holdings, Inc.	3,800,045
18,100	Sun Life Financial, Inc.	1,003,570
1,219,947	Suncorp Group Ltd.	14,387,020
9,000	Swiss Re AG	1,153,205
336,451	Tokio Marine Holdings, Inc.	12,329,598
6,888	Travelers Cos, Inc. (The)	1,694,035
1,187,101	Unipol Gruppo SpA	14,759,206
24,332	W R Berkley Corp.	1,391,060
32,786	Zurich Insurance Group AG	19,393,305
		676,162,470
Materials — 2.5%
21,567	Air Liquide SA	3,862,842
741,679	Asian Paints Ltd.	25,893,769
231,214	BHP Group Ltd.	6,488,185
391,871	Buzzi SpA	15,336,751
504,079	CCL Industries, Inc. - Class B	29,404,458
15,666	Celanese Corp.	1,973,446
1,354,945	Corteva, Inc.	82,543,249
1,318,419	CRH Plc	125,816,725
206,117	CRH Plc	19,651,593
13,999	Eastman Chemical Co.	1,471,155
16,444	Ecolab, Inc.	4,040,784
961,000	Fortescue Ltd.	12,123,762
447	Givaudan SA	2,120,733
162,425	Heidelberg Materials AG	17,879,793
25,500	Holcim AG	2,512,350
28,400	JFE Holdings, Inc.	345,794
339,683	Linde Plc	154,946,401
13,777	LyondellBasell Industries NV - Class A	1,196,532
1,002,000	Nitto Denko Corp.	16,872,562
8,888	Nucor Corp.	1,260,674
4,277	Reliance, Inc.	1,224,676

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
Materials (continued)
36,500	Rio Tinto Ltd.	$2,865,904
52,840	Rio Tinto Plc	3,417,628
15,888	Sherwin-Williams Co. (The)	5,700,138
370,450	Shin-Etsu Chemical Co. Ltd.	14,031,458
195,254	Sika AG	54,378,539
10,610	Steel Dynamics, Inc.	1,384,605
		608,744,506
Real Estate — 1.3%
325,958	Alexandria Real Estate Equities, Inc. REIT	36,360,615
347,282	American Tower Corp. REIT	74,158,598
20,666	BXP, Inc. REIT	1,664,853
39,554	Camden Property Trust REIT	4,579,958
9,544,800	CapitaLand Integrated Commercial Trust REIT	14,600,906
15,110	CoStar Group, Inc.(c)	1,099,857
37,689	Crown Castle, Inc. REIT	4,051,191
80,479	Daiwa House Industry Co. Ltd.	2,421,150
16,473	Digital Realty Trust, Inc. REIT	2,935,983
1,500	Equinix, Inc. REIT	1,362,120
70,800	Goodman Group REIT	1,707,185
62,332	Host Hotels & Resorts, Inc. REIT	1,074,604
25,555	Mid-America Apartment Communities, Inc. REIT	3,867,494
188,623	Mitsubishi Estate Co. Ltd.	2,841,014
414,984	Mitsui Fudosan Co. Ltd.	3,621,619
800	Nippon Building Fund, Inc. REIT	687,113
8,833	SBA Communications Corp. REIT	2,026,908
641,724	Simon Property Group, Inc. REIT	108,528,363
2,195,136	Sun Hung Kai Properties Ltd.	23,761,039
39,110	UDR, Inc. REIT	1,650,051
3,995,600	UOL Group Ltd.	16,248,672
41,158	Weyerhaeuser Co. REIT	1,282,483
		310,531,776
Utilities — 2.7%
62,332	Alliant Energy Corp.	3,739,920
282,000	CLP Holdings Ltd.	2,395,917
977,850	Duke Energy Corp.	112,716,770
47,600	Endesa SA	1,025,441
2,330,571	Enel SpA	17,669,498
263,092	Iberdrola SA	3,904,903
113,700	National Grid Plc	1,431,211
23,100	Naturgy Energy Group SA	574,404
3,638,806	NextEra Energy, Inc.	288,375,375
8,303,255	PG&E Corp.	167,891,816
39,443	Pinnacle West Capital Corp.	3,463,490
54,332	Public Service Enterprise Group, Inc.	4,857,824
32,443	Southern Co. (The)	2,953,286
55,800	SSE Plc	1,267,063
7,600	Verbund AG	621,671
Shares		Value
Utilities (continued)
698,335	WEC Energy Group, Inc.	$66,711,943
		679,600,532
Total Common Stocks (Cost $14,988,786,626)		24,282,413,202

RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489	Constellation Software, Inc. Warrants, Expire 03/31/40(c)(d)	0
100,859	Reply SpA, Rights, Expire 11/28/24(c)(d)	0
Total Rights/Warrants (Cost $0)		0

Principal Amount
U.S. GOVERNMENT SECURITIES — 0.6%
U.S. Treasury Bills — 0.6%
$50,000,000	4.72%, 11/05/24(e)	49,973,903
90,000,000	4.71%, 11/19/24(e)	89,791,980
Total U.S. Government Securities (Cost $139,762,800)		139,765,883

Shares
INVESTMENT COMPANY — 1.0%
243,644,780	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(f)	243,644,780
Total Investment Company (Cost $243,644,780)		243,644,780

TOTAL INVESTMENTS — 100.1% (Cost $15,372,194,206)		$24,665,823,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(25,760,930)
NET ASSETS — 100.0%		$24,640,062,935

(a)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Non-income producing security.

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e)	Zero coupon security. The rate represents the yield at time of purchase.
(f)	The rate shown represents the current yield as of October 31, 2024.

Forward Foreign Currency Exchange Contracts Outstanding at October 31, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	7,749,300,000	USD	55,781,417	Barclays Bank Plc	12/09/24	$(4,513,637)
GBP	12,448,133	USD	16,436,856	Barclays Bank Plc	12/09/24	(386,745)
EUR	13,987,970	USD	15,620,201	Barclays Bank Plc	12/09/24	(379,460)
CAD	13,625,000	USD	10,044,653	Barclays Bank Plc	12/09/24	(246,310)
Total Forward Foreign Currency Exchange Contracts						$(5,526,152)

The following abbreviations are used in the report:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:	Market Value	Market Value as a percentage of Net Assets
United States	$18,310,462,113	74.3%
Japan	1,156,766,240	4.7
United Kingdom	898,304,684	3.6
Netherlands	478,684,082	1.9
China	455,050,590	1.8
India	361,931,161	1.5
Canada	322,340,890	1.3
Germany	318,002,347	1.3
Australia	283,203,584	1.1
Ireland	195,042,233	0.8
Switzerland	194,457,737	0.8
France	171,392,080	0.7
Taiwan	121,678,542	0.5
Italy	112,771,458	0.5
Sweden	110,933,662	0.5
Uruguay	98,041,325	0.4
Brazil	93,671,207	0.4
Hong Kong	79,456,955	0.3
South Africa	79,046,899	0.3
Mexico	50,056,217	0.2
Singapore	49,517,063	0.2
Spain	48,448,409	0.2
Denmark	48,213,885	0.2
Indonesia	45,281,652	0.2
South Korea	39,370,967	0.2
Norway	37,154,037	0.2
Country:	Market Value	Market Value as a percentage of Net Assets
Chile	$35,758,719	0.1%
Malaysia	31,902,091	0.1
Finland	21,532,240	0.1
Belgium	19,945,090	0.1
Portugal	11,498,720	0.0	*
Israel	1,874,652	0.0	*
Austria	621,671	0.0	*
Other**	357,649,733	1.5
	$24,640,062,935	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, rights/warrants, U.S. Government Securities, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	October 31, 2024

Shares		Value
COMMON STOCKS — 89.2%
AUSTRALIA — 2.2%
2,010,618	Abacus Storage King REIT	$1,660,601
571,192	Accent Group Ltd.	887,127
648,596	Aeris Resources Ltd.(a)	96,039
1,639,011	AGL Energy Ltd.	11,304,075
398,542	AIC Mines Ltd.(a)	93,110
26,016	AI-Media Technologies Ltd.(a)	14,724
16,260	Ampol Ltd.	298,550
40,887	Ansell Ltd.	834,678
32,280	ARB Corp. Ltd.	881,604
217,216	Arena REIT	573,229
1,769,404	Aurelia Metals Ltd.(a)	215,422
563,337	Aurizon Holdings Ltd.	1,253,074
103,583	Bank of Queensland Ltd.	444,455
579,968	Bega Cheese Ltd.	1,965,636
933,876	Bendigo & Adelaide Bank Ltd.	7,559,381
40,114	Bisalloy Steel Group Ltd.	85,269
174,590	Brambles Ltd.	2,109,521
541,933	Bravura Solutions Ltd.(a)	542,102
60,828	Breville Group Ltd.	1,272,983
17,224	Brickworks Ltd.	307,635
460,979	Capricorn Metals Ltd.(a)(b)	1,905,165
67,412	Catalyst Metals Ltd.(a)	153,943
7,032	Cedar Woods Properties Ltd.	26,610
367,381	Centuria Industrial REIT	737,409
295,918	Challenger Ltd.	1,178,199
293,692	Charter Hall Social Infrastructure REIT	504,457
12,665	Cochlear Ltd.	2,360,592
492,509	Codan Ltd.	5,121,099
48,870	Computershare Ltd.	848,416
329,730	Cooper Energy Ltd.(a)	37,974
124,383	Cromwell Property Group REIT	33,970
795,858	Downer EDI Ltd.	2,938,261
83,160	Elders Ltd.	466,826
194,179	Emerald Resources NL(a)	539,270
14,106	Enero Group Ltd.	10,304
2,086,996	Evolution Mining Ltd.	7,196,889
183,403	Fenix Resources Ltd.(a)	32,588
29,690	Generation Development Group Ltd.	67,214
2,163,246	Gold Road Resources Ltd.	2,847,264
611,831	GrainCorp Ltd. - Class A	3,631,867
567,685	Grange Resources Ltd.	93,398
688,400	Harvey Norman Holdings Ltd.	2,074,905
863,953	Helia Group Ltd.	2,314,070
188,697	Helloworld Travel Ltd.	224,148
474,717	HomeCo Daily Needs REIT(c)	379,580
138,400	HUB24 Ltd.	6,294,611
230,882	Humm Group Ltd.	107,880
106,033	Iluka Resources Ltd.	409,610
6,066,757	Incitec Pivot Ltd.	12,017,524
185,939	Insurance Australia Group Ltd.	917,748
35,452	Integrated Research Ltd.	14,932
Shares		Value
AUSTRALIA (continued)
132,873	IPH Ltd.	$469,573
133,315	JB Hi-Fi Ltd.	7,196,869
84,030	Jumbo Interactive Ltd.	713,372
1,033,952	Macmahon Holdings Ltd.	258,569
342,002	Magellan Financial Group Ltd.	2,421,770
862,750	Medibank Pvt Ltd.	2,038,315
1,625,445	Metals X Ltd.(a)	518,807
267,728	Metcash Ltd.	539,147
99,963	Monadelphous Group Ltd.	830,215
737,603	Mount Gibson Iron Ltd.(a)	148,052
688,376	Nanosonics Ltd.(a)	1,449,665
543,223	National Storage REIT	897,313
57,294	Navigator Global Investments Ltd.	64,853
301,586	Netwealth Group Ltd.	5,495,738
1,618,911	New Hope Corp. Ltd.	5,188,524
67,149	nib holdings Ltd.	255,423
779,323	NRW Holdings Ltd.	1,979,688
331,334	Nuix Ltd.(a)	1,687,714
30,307	Objective Corp. Ltd.	323,110
208,085	OFX Group Ltd.(a)	199,933
299,914	Ora Banda Mining Ltd.(a)	184,544
65,580	Origin Energy Ltd.	415,613
831,452	Pantoro Ltd.(a)	68,397
487,736	Perenti Ltd.	377,150
4,564,762	Perseus Mining Ltd.	8,621,681
85,631	Pinnacle Investment Management Group Ltd.	1,134,401
61,263	Playside Studios Ltd.(a)	19,957
481,491	PointsBet Holdings Ltd.	250,327
30,896	Pro Medicus Ltd.	3,961,412
66,780	QBE Insurance Group Ltd.	756,344
1,837	Qualitas Ltd.	3,312
1,097,733	Qube Holdings Ltd.	2,687,395
1,449,403	Ramelius Resources Ltd.	2,279,707
24,626	REA Group Ltd.	3,677,550
90,565	Regal Partners Ltd.	220,523
784,309	Region RE Ltd. REIT	1,135,538
232,662	Regis Healthcare Ltd.	993,715
381,256	Regis Resources Ltd.(a)	679,951
3,206,729	Resolute Mining Ltd.(a)	1,730,486
4,518	Ricegrowers Ltd.	27,027
62,611	RPMGlobal Holdings Ltd.(a)	122,789
156,576	Santana Minerals Ltd.(a)	66,978
396,257	Service Stream Ltd.	395,077
8,101	SKS Technologies Group Ltd.	7,730
122,000	SmartGroup Corp. Ltd.	623,839
80,636	Solvar Ltd.	70,048
1,950,059	South32 Ltd.	4,722,669
295,209	Southern Cross Electrical Engineering Ltd.	316,672
305,383	SRG Global Ltd.	225,089
277,895	St. Barbara Ltd.(a)	84,126
23,257	Step One Clothing Ltd.	23,111

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
AUSTRALIA (continued)
37,260	Suncorp Group Ltd.	$439,413
13,185	Super Retail Group Ltd.	126,164
11,889	Supply Network Ltd.	243,331
34,901	Tasmea Ltd.(c)	67,068
670,693	Technology One Ltd.	10,782,988
264,036	Temple & Webster Group Ltd.(a)	2,006,952
211,633	Tuas Ltd.(a)	717,270
3,111	Universal Store Holdings Ltd.	16,133
17,419	Veem Ltd.	16,622
2,964,299	Ventia Services Group Pty Ltd.	8,954,196
2,695,387	West African Resources Ltd.(a)	3,254,986
1,067,116	Westgold Resources Ltd.	2,261,306
553,727	Whitehaven Coal Ltd.	2,481,617
25,131	XRF Scientific Ltd.	27,124
223,979	Yancoal Australia Ltd.	961,052
3,215,476	Zip Co. Ltd.(a)	6,390,636
		195,192,604
AUSTRIA — 0.2%
51,291	ANDRITZ AG	3,088,075
3,098	DO & CO AG(a)	480,540
24,150	Erste Group Bank AG	1,359,166
353	EVN AG	9,811
56,526	Kontron AG	951,191
1,631	Palfinger AG	35,926
8,563	Porr AG	135,059
489,002	Raiffeisen Bank International AG	8,771,228
12,345	Rhi Magnesita NV	510,976
12,503	Vienna Insurance Group AG Wiener Versicherung Gruppe	397,804
		15,739,776
BELGIUM — 0.2%
2,523	Ascencio REIT	126,791
366,777	Azelis Group NV	7,273,071
39,269	Barco NV	484,814
51,330	bpost SA	134,281
3,608	Cie d’Entreprises CFE	23,901
69,608	Colruyt Group NV	3,248,221
9,698	Deme Group NV	1,472,640
23,031	EVS Broadcast Equipment SA	712,729
3,262	Home Invest Belgium SA REIT	60,391
30,238	Ontex Group NV(a)	252,935
43,392	Proximus SADP	315,766
24,112	Retail Estates NV REIT	1,628,748
1,051	Wereldhave Belgium Comm VA REIT	54,303
		15,788,591
BRAZIL — 0.5%
2,775,475	BRF SA - ADR(a)	12,683,921
3,188,229	Cia Energetica de Minas Gerais - ADR	6,153,282
2,932,748	Hapvida Participacoes e Investimentos SA(a)(c)(d)	1,780,682
736,910	Pagseguro Digital Ltd. - Class A(a)	5,924,756
Shares		Value
BRAZIL (continued)
949,800	Rumo SA	$3,258,063
584,800	StoneCo Ltd. - Class A(a)	6,491,280
1,196,400	Vibra Energia SA	4,623,428
		40,915,412
CANADA — 2.4%
13,596	ADENTRA, Inc.	374,870
179,593	Aecon Group, Inc.	2,991,174
21,166	AGF Management Ltd. - Class B	158,401
2,964	Agnico Eagle Mines Ltd.	255,805
65,640	Allied Properties Real Estate Investment Trust REIT	866,023
75,378	Altius Minerals Corp.	1,425,975
106,000	Altus Group Ltd.	4,010,543
54,300	Amerigo Resources Ltd.	66,688
121,802	ARC Resources Ltd.	2,017,276
76,000	Aritzia, Inc.(a)	2,447,000
4,880	Bird Construction, Inc.	106,232
22,100	Black Diamond Group Ltd.	143,646
17,400	Boralex, Inc. - Class A	418,270
20,400	Brookfield Asset Management Ltd. - Class A	1,082,305
520,002	CAE, Inc.(a)	9,150,033
16,263	Canaccord Genuity Group, Inc.	117,036
21,099	Capital Power Corp.	855,719
8,730	Cargojet, Inc.	853,281
20,985	CCL Industries, Inc. - Class B	1,224,119
381,541	Centerra Gold, Inc.	2,696,422
80,224	CES Energy Solutions Corp.	459,789
79,461	Choice Properties Real Estate Investment Trust REIT	809,248
76,433	Chorus Aviation, Inc.(a)	165,234
169,900	CI Financial Corp.	2,794,348
3,095	Cogeco, Inc.	135,150
24,761	Coveo Solutions, Inc.(a)	93,364
141,436	Descartes Systems Group, Inc. (The)(a)	14,699,443
36,300	Descartes Systems Group, Inc. (The)(a)	3,771,175
15,102	Docebo, Inc.(a)	687,879
665,777	Dollarama, Inc.	69,281,739
7,526	DREAM Unlimited Corp. - Class A	154,860
5,000	DRI Healthcare Trust - Units	49,987
55,200	Dundee Precious Metals, Inc.	561,376
32,457	Enghouse Systems Ltd.	686,974
25,760	Evertz Technologies Ltd.	219,053
17,415	Exco Technologies Ltd.	104,939
31,200	Fiera Capital Corp.	217,583
11,400	Finning International, Inc.	332,744
3,300	Firm Capital Mortgage Investment Corp.	26,782
198,739	First Capital Real Estate Investment Trust REIT	2,537,853
101,385	FirstService Corp.	18,773,460
394,663	Fortuna Mining Corp.(a)	1,964,315

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
CANADA (continued)
10,560	Gildan Activewear, Inc.	$516,794
134,672	H&R Real Estate Investment Trust REIT	1,022,360
1,905	Hammond Power Solutions, Inc.	165,100
78,771	Headwater Exploration, Inc.	388,099
2,000	Information Services Corp.	41,943
25,600	InPlay Oil Corp.	34,750
317,275	Killam Apartment Real Estate Investment Trust REIT	4,261,172
58,042	Kinaxis, Inc.(a)	6,446,378
253,979	Knight Therapeutics, Inc.(a)	1,028,794
84,060	Labrador Iron Ore Royalty Corp.	1,838,954
700	Lassonde Industries, Inc. - Class A	88,705
476,600	Lightspeed Commerce, Inc.(a)	7,205,394
11,300	Lululemon Athletica, Inc.(a)	3,366,270
85,200	Lundin Gold, Inc.	2,060,318
1,350	Mainstreet Equity Corp.	201,974
208,653	Martinrea International, Inc.	1,543,524
10,788	Methanex Corp.	422,269
27,249	Metro, Inc.	1,618,286
1,345	Morguard Corp.	113,060
66,466	Morguard North American Residential Real Estate Investment Trust REIT	872,147
203,523	Mullen Group Ltd.	2,201,355
46,651	Nexus Industrial REIT - Units	275,413
13,902	North West Co., Inc. (The)	523,291
18,957	Paramount Resources Ltd. - Class A	365,702
14,610	Parkland Corp.	339,975
133,627	Pason Systems, Inc.	1,292,747
11,200	PHX Energy Services Corp.	75,050
2,600	Pollard Banknote Ltd.	44,368
17,049	Quebecor, Inc. - Class B	424,526
5,124	Reitmans Canada Ltd. - Class A(a)	9,752
59,934	Richelieu Hardware Ltd.	1,579,329
75,126	RioCan Real Estate Investment Trust REIT	1,025,169
26,357	Russel Metals, Inc.	733,911
108,175	Secure Energy Services, Inc.	1,205,009
39,553	Silvercorp Metals, Inc.	185,784
8	SIR Royalty Income Fund - Units	74
1,600	Softchoice Corp.	24,132
8,390	Sprott, Inc.	371,249
69,149	Stella-Jones, Inc.	4,180,675
2,500	TECSYS, Inc.	72,001
25,124	TFI International, Inc.	3,362,197
55,665	TMX Group Ltd.	1,738,694
63,612	Torex Gold Resources, Inc.(a)	1,371,974
4,500	Toromont Industries Ltd.	397,529
46,803	Tourmaline Oil Corp.	2,157,708
84,066	Transcontinental, Inc. - Class A	1,038,485
2,100	True North Commercial Real Estate Investment Trust REIT	17,873
Shares		Value
CANADA (continued)
85,362	Vermilion Energy, Inc.	$795,776
1,700	VersaBank	25,555
41,177	Wajax Corp.	730,767
22,400	Westaim Corp. (The)(a)	79,635
226,742	Western Forest Products, Inc.(a)	80,610
15,978	Westshore Terminals Investment Corp.	264,053
579,733	Whitecap Resources, Inc.	4,326,086
12,986	Winpak Ltd.	462,697
		214,803,555
CHILE — 0.1%
2,979,098	Cencosud SA	6,178,696
CHINA — 4.4%
5,468,216	3SBio, Inc.(c)(d)	4,100,757
15,282,000	Agricultural Bank of China Ltd. - H Shares	7,509,196
1,914,439	Aisino Corp. - A Shares	2,736,641
89,502	Alibaba Group Holding Ltd. - ADR	8,769,406
196,600	Autohome, Inc. - ADR	5,524,460
8,074,900	Bank of Beijing Co. Ltd. - A Shares	6,406,401
4,602,900	Bank of Changsha Co. Ltd. - A Shares	5,506,804
2,735,339	Bank of Chengdu Co. Ltd. - A Shares	5,915,077
14,962,770	Bank of China Ltd. - H Shares	7,102,124
8,169,000	Bank of Communications Co. Ltd. - H Shares	6,189,194
2,880,674	Bank of Hangzhou Co. Ltd. - A Shares	5,598,333
5,644,251	Bank of Jiangsu Co. Ltd. - A Shares	6,982,497
4,313,200	Bank of Nanjing Co. Ltd. - A Shares	6,208,004
1,020,100	Beibuwan Port Co. Ltd. - A Shares	1,148,314
2,881,900	Beibuwan Port Co. Ltd. - A Shares	3,241,455
38,100	Beibuwan Port Co. Ltd. - A Shares	42,853
4,973,900	Beijing Yanjing Brewery Co. Ltd. - A Shares	7,089,108
10,953,200	Beiqi Foton Motor Co. Ltd. - A Shares(a)	4,140,748
8,509,044	China Construction Bank Corp. - H Shares	6,600,061
1,247,600	China National Medicines Corp. Ltd. - A Shares	5,533,473
6,863,000	China Railway Group Ltd. - H Shares	3,425,276
954,800	China Railway Tielong Container Logistics Co. Ltd. - A Shares	822,542
6,828,944	China Railway Tielong Container Logistics Co. Ltd. - A Shares	5,878,175
140,800	China Railway Tielong Container Logistics Co. Ltd. - A Shares	121,197
38,080,000	China Tower Corp. Ltd. - H Shares(c)(d)	5,143,232
512,600	Chongqing Department Store Co. Ltd. - A Shares	1,587,861
8,100	Chongqing Department Store Co. Ltd. - A Shares	25,091

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
CHINA (continued)
5,968,600	Dongfang Electric Corp. Ltd. - H Shares	$7,846,451
4,636,000	Dongfeng Motor Group Co. Ltd. - H Shares	1,431,214
1,623,591	E-Commodities Holdings Ltd.	298,650
3,961,274	FAW Jiefang Group Co. Ltd. - A Shares	4,789,239
36,900	FAW Jiefang Group Co. Ltd. - A Shares	44,613
1,610,730	Fujian Star-net Communication Co. Ltd. - A Shares	3,960,385
633,219	Full Truck Alliance Co. Ltd. - ADR	5,667,310
6,932,500	Greentown China Holdings Ltd.	9,202,789
4,675,100	Guangxi Liugong Machinery Co. Ltd. - A Shares	7,871,158
45,600	Guangxi Liugong Machinery Co. Ltd. - A Shares	76,774
1,475,907	Han’s Laser Technology Industry Group Co. Ltd. - A Shares	5,346,963
10,851,000	Industrial & Commercial Bank of China Ltd. - H Shares	6,504,375
6,205,500	IRICO Display Devices Co. Ltd. - A Shares(a)	6,654,058
1,037,358	JCET Group Co. Ltd. - A Shares	5,814,973
4,703,600	JD Logistics, Inc.(a)(c)(d)	9,559,548
409,885	JD.com, Inc. - ADR	16,649,529
3,317,583	Jilin Sino-Microelectronics Co. Ltd. - A Shares	2,377,811
1,032,100	Kuaishou Technology(a)(c)(d)	6,093,746
1,453,200	Lens Technology Co. Ltd. - A Shares	4,605,294
622,800	Lens Technology Co. Ltd. - A Shares	1,972,076
3,165,900	Ming Yang Smart Energy Group Ltd. - A Shares	5,352,445
2,593,800	MLS Co. Ltd. - A Shares	3,132,301
6,130,000	ORG Technology Co. Ltd. - A Shares	4,364,123
2,038,500	ORG Technology Co. Ltd. - A Shares	1,451,267
3,838,600	Oriental Pearl Group Co. Ltd. - A Shares	4,263,614
12,203,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	6,168,919
3,890,400	Ping An Bank Co. Ltd. - A Shares	6,216,773
938,211	Ping An Insurance Group Co. of China Ltd. - H Shares	5,810,944
7,043,600	Postal Savings Bank of China Co. Ltd. - A Shares	5,153,009
625,700	Raytron Technology Co. Ltd. - A Shares	4,434,330
12,981,400	Rizhao Port Co. Ltd. - A Shares	5,764,936
1,779,500	Sany Heavy Industry Co. Ltd. - A Shares	4,560,258
13,548,350	Shandong Nanshan Aluminum Co. Ltd. - A Shares	7,762,026
Shares		Value
CHINA (continued)
2,459,900	Shanghai Mechanical and Electrical Industry Co. Ltd. - A Shares	$6,511,144
840,100	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	1,353,010
2,166,600	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	3,486,518
1,551,265	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	6,983,579
8,068,500	Sinopec Engineering Group Co. Ltd. - H Shares	5,614,873
1,864,000	Sinopharm Group Co. Ltd. - H Shares	4,637,162
2,698,240	Tasly Pharmaceutical Group Co. Ltd. - A Shares	5,668,142
8,853,686	Tianjin Port Co. Ltd. - A Shares	5,972,422
2,164,667	Triangle Tyre Co. Ltd. - A Shares	4,417,161
4,087,200	Wuxi Taiji Industry Ltd. Co. - A Shares	4,562,696
4,980,200	Xiaomi Corp. - B Shares(a)(c)(d)	17,104,403
2,045,674	Xuji Electric Co. Ltd. - A Shares	8,715,263
19,900	Xuji Electric Co. Ltd. - A Shares	84,781
1,974,700	Yifan Pharmaceutical Co. Ltd. - A Shares	3,524,319
3,030,000	Yunnan Copper Co. Ltd. - A Shares	5,582,195
30,300	Yunnan Copper Co. Ltd. - A Shares	55,822
2,870,487	Zhejiang Medicine Co. Ltd. - A Shares	6,646,680
8,530,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	5,815,608
		391,285,959
DENMARK — 0.9%
337,997	ALK-Abello A/S(a)	7,905,613
797,702	Ambu A/S - Class B(a)	14,761,166
32,241	Bavarian Nordic A/S(a)	1,009,390
3,565	Columbus A/S	5,614
8,934	D/S Norden A/S	306,409
26,700	Danske Bank A/S	787,246
21,420	DSV A/S	4,655,537
181,871	FLSmidth & Co. A/S	9,478,429
19,047	Genmab A/S(a)	4,261,984
8,965	GN Store Nord AS(a)	174,326
1,642,580	H Lundbeck A/S	10,697,039
359,810	H Lundbeck A/S - Class A	1,878,342
5,319	Invisio AB	133,792
58,765	Matas A/S	1,052,290
22,271	Nilfisk Holding A/S(a)	374,120
130,242	NKT A/S(a)	12,154,844
1,151	North Media A/S	9,164
3,513	Pandora A/S	529,684
13,529	Per Aarsleff Holding A/S	797,999
1,020	ROCKWOOL A/S - Class B	439,369
5,304	Royal Unibrew A/S	396,384
3,149	Schouw & Co. A/S	260,819
5,564	SP Group A/S	255,168

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
DENMARK (continued)
120,367	Spar Nord Bank A/S	$2,316,860
5,992	Sparekassen Sjaelland-Fyn A/S	179,994
6,757	Svitzer Group A/S(a)	234,700
18,750	Sydbank A/S	891,327
130,255	Vestas Wind Systems A/S(a)	2,452,105
6,053	Zealand Pharma A/S	697,736
		79,097,450
FINLAND — 0.5%
309	Aspo Oyj	1,896
116,729	Cargotec Oyj - Class B	7,057,102
266,186	Citycon Oyj	1,030,197
124	Fiskars Oyj Abp	2,066
8,536	Harvia Oyj(c)	422,933
135,670	Huhtamaki Oyj	5,318,605
2,819	Incap Oyj(a)	32,350
56,978	Kalmar Oyj - Class B(a)	1,774,115
86,218	Kemira Oyj	1,830,656
170,724	Konecranes Oyj	11,764,414
8,808	Marimekko Oyj	122,444
1,013,063	Metso Oyj	9,593,658
1,683	Olvi Oyj - Class A	54,371
12,419	Oriola Oyj - Class A	12,995
95,894	Oriola Oyj - Class B	94,817
44,397	Orion Oyj - Class B	2,156,275
65,642	Puuilo Oyj	658,684
12,606	QT Group Oyj(a)	957,110
23,327	Raisio Oyj - Class V	58,868
9,075	Revenio Group Oyj	291,204
10,758	Sanoma Oyj	84,606
7,681	Vaisala Oyj - Class A	373,051
30,861	Wartsila Oyj Abp	587,794
		44,280,211
FRANCE — 0.6%
2,274	Alten SA	192,194
14,835	Amundi SA(c)(d)	1,073,095
2,693	ARGAN SA REIT	199,193
1,072	Aubay	52,473
2,642	Boiron SA	93,831
87,700	Carmila SA REIT	1,646,529
55,509	Cie des Alpes	906,906
63,270	Coface SA	1,019,941
45,972	Covivio SA REIT	2,615,316
10,340	Esso SA Francaise	1,162,975
139,683	Etablissements Maurel et Prom SA	729,313
3,780	Gaztransport Et Technigaz SA	548,500
23,481	Gecina SA REIT	2,504,340
1,755	GL Events SACA	36,729
111	Groupe Guillin	3,302
1,979	Guerbet	68,347
18,906	Ipsen SA	2,301,224
57,790	IPSOS SA	2,833,777
14,474	Kaufman & Broad SA	534,512
Shares		Value
FRANCE (continued)
70,899	Klepierre SA REIT	$2,264,255
1,109	Lagardere SA	25,634
205,910	Lectra	5,711,454
6,719	Manitou BF SA	126,731
38,748	Mercialys SA REIT	456,043
904	Neurones	45,823
37,294	Nexans SA	5,172,235
1,536	Planisware SA(a)	37,309
81,651	Pluxee NV(a)	1,702,600
11,640	Publicis Groupe SA	1,237,273
86,231	Rubis SCA	2,108,574
6,870	SEB SA	720,382
24,627	Societe BIC SA	1,797,476
162	Societe LDC SADIR	11,819
187,603	SPIE SA	6,770,882
163,639	Technip Energies NV	4,065,482
59,182	Television Francaise 1 SA	488,930
162,878	Ubisoft Entertainment SA(a)	2,415,720
35,096	Valeo SE	339,611
57,756	Verallia SA(c)(d)	1,657,300
795	Vetoquinol SA	69,094
15,028	Vicat SACA	556,605
3,716	Virbac SACA	1,404,623
1,991	Viridien(a)	83,001
2,102	Wendel SE	208,524
		57,999,877
GERMANY — 0.8%
268,210	AIXTRON SE	4,250,731
1,076	AlzChem Group AG	61,096
267	Amadeus Fire AG	22,799
772	Atoss Software SE	101,777
39,711	Bilfinger SE	1,904,928
71,375	Brenntag SE	4,645,867
15,278	CANCOM SE	408,154
513,795	CECONOMY AG(a)	1,654,286
3,467	Cewe Stiftung & Co. KGAA	372,597
48,599	Deutz AG	215,683
9,333	Draegerwerk AG & Co. KGaA - Preference Shares	453,286
148,647	Duerr AG	3,447,247
2,400	Einhell Germany AG - Preference Shares	173,083
155,772	EuroEyes International Eye Clinic Ltd.	88,164
29,686	Fielmann Group AG	1,490,227
150,705	flatexDEGIRO AG	2,213,046
90,895	Freenet AG	2,699,179
57,244	Fresenius Medical Care AG	2,236,014
12,093	Friedrich Vorwerk Group SE	393,967
75,558	FUCHS SE - Preference Shares	3,519,299
19,438	Hannover Rueck SE	5,106,200
219,932	Heidelberger Druckmaschinen AG(a)	229,183
205,352	Hensoldt AG	6,978,130

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
GERMANY (continued)
26,937	HOCHTIEF AG	$3,293,401
5,426	Hornbach Holding AG & Co. KGaA	474,531
1,486	Hypoport SE(a)	347,525
63,989	Immatics NV(a)	582,300
11,702	Indus Holding AG	260,305
40,000	IONOS Group SE(a)	1,089,926
4,413	KION Group AG	171,081
30,446	Krones AG	3,960,869
352	KSB SE & Co. KGaA - Preference Shares	222,841
12,167	KWS Saat SE & Co. KGaA	839,077
1,610	M1 Kliniken AG	29,334
583	MBB SE	68,235
8,679	MLP SE	56,455
495	Nexus AG	25,926
9,334	Norma Group SE	129,553
99	Paul Hartmann AG	21,968
301,945	ProSiebenSat.1 Media SE	1,855,690
100,895	SAF-Holland SE	1,560,624
34,427	Scout24 SE(c)(d)	2,964,007
416	Secunet Security Networks AG	48,599
850	STO SE & Co. KGaA - Preference Shares	112,800
52,295	Stroeer SE & Co. KGaA	3,100,172
48,189	Suedzucker AG	578,166
52,943	SUSS MicroTec SE	3,167,381
24,040	Symrise AG	2,892,136
40,397	TAG Immobilien AG(a)	670,992
2,734	Vossloh AG	132,339
5,146	Washtec AG	219,984
		71,541,160
GREECE — 0.1%
1,727,178	Piraeus Financial Holdings SA	6,459,101
HONG KONG — 0.6%
98,000	APT Satellite Holdings Ltd.	26,725
509,200	ASMPT Ltd.	5,557,636
731,920	Bank of East Asia Ltd. (The)	908,533
1,046,263	Bright Smart Securities & Commodities Group Ltd.	301,466
66,035	Build King Holdings Ltd.	8,324
208,000	Cafe de Coral Holdings Ltd.	222,873
2,116,500	China Overseas Land & Investment Ltd.	4,045,637
3,742,987	China Taiping Insurance Holdings Co. Ltd.	6,461,312
134,795	Chow Sang Sang Holdings International Ltd.	110,970
872,062	Chow Tai Fook Jewellery Group Ltd.	825,610
3,111,816	COSCO SHIPPING Ports Ltd.	1,777,243
337,187	Dah Sing Banking Group Ltd.	317,491
2,756,045	Emperor Watch & Jewellery Ltd.	62,040
Shares		Value
HONG KONG (continued)
61,000	Far East Consortium International Ltd.	$9,102
386,000	First Pacific Co. Ltd.	216,979
140,580	Henderson Land Development Co. Ltd.	452,982
1,582,400	Hutchison Port Holdings Trust - U Shares- Units	248,437
431,247	International Housewares Retail Co. Ltd.	58,801
205,918	Jacobson Pharma Corp. Ltd.(c)	16,952
52,354	JBM Healthcare Ltd.(c)	6,465
10,234	Jinhui Shipping & Transportation Ltd.(a)	5,824
673,882	Johnson Electric Holdings Ltd.	1,021,125
107,031	Kerry Logistics Network Ltd.	100,366
685,277	Kerry Properties Ltd.	1,449,165
122,000	LH GROUP Ltd.(c)	6,356
943,374	Luk Fook Holdings International Ltd.	1,808,090
2,581,796	Man Wah Holdings Ltd.	1,873,057
5,724,000	Nine Dragons Paper Holdings Ltd.(a)	2,488,664
120,000	Nissin Foods Co. Ltd.	69,307
3,163,402	Pacific Basin Shipping Ltd.	870,799
1,138,208	PC Partner Group Ltd.	677,879
3,332,308	PCCW Ltd.	1,830,303
311,496	Prosperity REIT	52,089
1,269,477	Shun Tak Holdings Ltd.(a)	109,408
1,310,326	Singamas Container Holdings Ltd.	116,300
214,799	SITC International Holdings Co. Ltd.	607,862
200,000	SOCAM Development Ltd.(a)	13,120
451,500	Stella International Holdings Ltd.	846,769
348,000	SUNeVision Holdings Ltd.	174,132
299,000	Sunlight Real Estate Investment Trust REIT	71,922
93,300	Swire Pacific Ltd. - A Shares	784,291
1,098,612	Tai Hing Group Holdings Ltd.(c)	93,269
130,000	Tam Jai International Co. Ltd.	13,211
1,397	Tang Palace China Holdings Ltd.	45
439,500	Texhong International Group Ltd.	238,573
1,756,000	Truly International Holdings Ltd.	239,431
7,050,000	United Laboratories International Holdings Ltd. (The)	9,576,414
123,000	VTech Holdings Ltd.	914,498
123,676	Wai Kee Holdings Ltd.(a)	12,091
863,815	WH Group Ltd.(c)(d)	673,354
1,676,196	Yue Yuen Industrial Holdings Ltd.	3,527,427
		51,900,719
ICELAND — 0.0%
641,546	Embla Medical HF(a)	3,208,782
INDIA — 0.6%
4,782,665	Bank of India	6,182,079
2,184,369	Indus Towers Ltd.(a)	8,846,713
458,760	Lupin Ltd.	11,931,620

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
INDIA (continued)
151,118	PB Fintech Ltd.(a)	$3,057,270
719,909	Sun TV Network Ltd.	6,440,001
88,476	Tech Mahindra Ltd.	1,692,630
2,939,475	TV18 Broadcast Ltd.(a)(b)	1,582,542
214,858	WNS Holdings Ltd.(a)	10,311,036
1,197,601	Zee Entertainment Enterprises Ltd.(a)	1,739,725
		51,783,616
INDONESIA — 0.1%
35,325,900	Perusahaan Gas Negara Tbk PT	3,522,461
10,058,889	Semen Indonesia Persero Tbk PT	2,531,546
		6,054,007
IRELAND — 0.2%
53,955	AerCap Holdings NV	5,047,490
194,669	Alkermes Plc(a)	5,002,994
550,267	Cairn Homes Plc	1,274,337
2,623	COSMO Pharmaceuticals NV	203,206
942,920	Greencore Group Plc(a)	2,528,964
		14,056,991
ISRAEL — 1.9%
32	Afcon Holdings Ltd.(a)	837
119,072	B Communications Ltd.(a)	428,735
43,140	Bank Hapoalim BM	451,096
147,798	Bank Leumi Le-Israel BM	1,507,081
363,106	Bezeq The Israeli Telecommunication Corp. Ltd.	466,489
56,850	Brainsway Ltd.(a)	283,531
7,215	Camtek Ltd.	571,529
131,378	Cellcom Israel Ltd.(a)	622,168
35,121	CyberArk Software Ltd.(a)	9,711,659
3,180	Delek Group Ltd.	376,106
17,935	Delta Galil Ltd.	801,816
886,508	El Al Israel Airlines(a)	1,723,439
52,530	FIBI Holdings Ltd.	2,466,574
462,562	First International Bank of Israel Ltd. (The)	20,592,984
3,418	FMS Enterprises Migun Ltd.	125,998
34,940	Formula Systems 1985 Ltd.	2,995,031
25,030	Fox Wizel Ltd.	1,839,333
185,961	Harel Insurance Investments & Financial Services Ltd.	1,941,030
2,258	Hiper Global Ltd.	10,131
751	IDI Insurance Co. Ltd.	25,633
13,842	Israel Corp. Ltd.	3,042,279
465	Isras Investment Co. Ltd.	99,113
450,000	JFrog Ltd.(a)	13,131,000
348,566	Kornit Digital Ltd.(a)	7,978,676
5,217	M Yochananof & Sons Ltd.	310,887
214,476	Max Stock Ltd.	567,274
3,071	Meitav Investment House Ltd.	16,410
424,706	Menivim- The New REIT Ltd.	215,795
34,142	Menora Mivtachim Holdings Ltd.	1,063,896
Shares		Value
ISRAEL (continued)
337	Naphtha Israel Petroleum Corp. Ltd.(a)	$1,988
54,974	Next Vision Stabilized Systems Ltd.	626,348
62,069	Nexxen International Ltd.(a)	243,306
311,848	Nice Ltd. - ADR(a)	54,167,998
5,940	Nova Ltd.(a)	1,116,299
14,699,866	Oil Refineries Ltd.	3,754,212
11,688	One Software Technologies Ltd.	173,030
6,168	Partner Communications Co. Ltd.(a)	26,254
260,031	Phoenix Financial Ltd.	3,017,667
390,000	Playtika Holding Corp.	3,053,700
277,264	Plus500 Ltd.	8,373,073
5,058	Qualitau Ltd.	208,118
219,085	Radware Ltd.(a)	4,931,603
27,292	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,651,205
178,015	Sella Capital Real Estate Ltd. REIT	377,432
315,869	Shufersal Ltd.	2,804,849
715,492	Tel Aviv Stock Exchange Ltd.	7,192,366
10,626	Tower Semiconductor Ltd.(a)	446,893
		165,532,871
ITALY — 1.4%
6,457,499	A2A SpA	14,750,703
129,213	Anima Holding SpA(c)(d)	784,277
142,980	Arnoldo Mondadori Editore SpA	379,485
96,726	Ascopiave SpA	297,755
11,561	Avio SpA(c)	149,397
18,014	Azimut Holding SpA	445,977
34,114	Banca Generali SpA	1,511,760
145,193	Banca IFIS SpA	3,477,700
797,674	Banca Mediolanum SpA	9,874,083
1,033,035	Banca Monte dei Paschi di Siena SpA	5,654,377
264,652	Banca Popolare di Sondrio SPA	1,976,263
67,020	Banco BPM SpA	451,695
170,267	BFF Bank SpA(c)(d)	1,662,241
2,134,606	BPER Banca SpA	13,002,739
269,374	Buzzi SpA	10,542,556
156,257	Cairo Communication SpA	373,081
70,658	Cementir Holding NV	733,228
610,408	CIR SpA-Compagnie Industriali(a)	384,439
125,038	Credito Emiliano SpA	1,351,940
6,429	Danieli & C Officine Meccaniche SpA	174,129
55,048	Danieli & C Officine Meccaniche SpA - RSP	1,112,542
22,083	Datalogic SpA	142,443
418,779	Davide Campari-Milano NV	2,814,245
128,400	De’ Longhi SpA	4,016,826
4,380	DiaSorin SpA	476,434
280,923	Ermenegildo Zegna NV	2,135,015
66,370	Esprinet SpA(a)	410,062
70,133	Fiera Milano SpA	315,829
6,184	Fila SpA	66,796

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
ITALY (continued)
3,563	Fine Foods & Pharmaceuticals NTM	$33,408
75,712	FNM SpA	34,425
1,934,665	Hera SpA	7,407,600
118,339	Immobiliare Grande Distribuzione SIIQ SpA REIT(a)	317,303
988,469	Iren SpA	2,142,888
431,363	Iveco Group NV	4,491,327
975,152	Maire SpA	7,366,711
341,692	MFE-MediaForEurope NV - Class A	1,120,230
16,697	Moncler SpA	925,180
11,927	Orsero SpA	153,348
6,600	Prysmian SpA	465,352
58,426	Rizzoli Corriere Della Sera Mediagroup SpA	50,461
749,244	Saipem SpA(a)	1,779,939
26,589	SOL SpA	1,029,630
1,081,515	Unipol Gruppo SpA	13,446,457
1,256,895	Webuild SpA	3,568,359
		123,800,635
JAPAN — 8.7%
69,100	77 Bank Ltd. (The)	1,805,041
4,500	A&A Material Corp.	34,593
304,634	ABC-Mart, Inc.	6,006,868
4,400	Abist Co. Ltd.	88,180
162,500	Adastria Co. Ltd.	3,780,686
36,540	ADEKA Corp.	670,485
12,100	Ad-sol Nissin Corp.	144,700
7,900	Advanced Media, Inc.	56,206
17,200	Adways, Inc.	37,696
43,500	Aeon Delight Co. Ltd.	1,243,961
405,720	AEON Financial Service Co. Ltd.	3,308,458
32,400	Aeon Mall Co. Ltd.	431,709
594	AEON REIT Investment Corp.	498,062
4,300	AGS Corp.	22,782
81,700	Ai Holdings Corp.	1,260,935
10,100	Aica Kogyo Co. Ltd.	220,028
9,800	Aichi Corp.	77,463
2,200	Aichi Financial Group, Inc.	33,303
1,400	Aichi Tokei Denki Co. Ltd.	18,345
26,100	Aida Engineering Ltd.	136,736
41,300	Aiful Corp.	88,069
6,700	Ain Holdings, Inc.	222,995
6,600	Aiphone Co. Ltd.	129,142
6,200	Airport Facilities Co. Ltd.	23,749
3,800	Airtrip Corp.(a)	26,035
97,100	Aisan Industry Co. Ltd.	874,245
57,000	Akatsuki, Inc.	797,190
20,200	Akita Bank Ltd. (The)	278,524
186,900	Alfresa Holdings Corp.	2,720,346
10,700	Alpha Systems, Inc.	226,056
12,300	AlphaPolis Co. Ltd.(a)	178,663
216,000	Alps Alpine Co. Ltd.	2,162,275
Shares		Value
JAPAN (continued)
111,892	Altech Corp.	$2,047,990
107,900	Amada Co. Ltd.	1,077,296
19,100	Amano Corp.	558,141
77,500	Anest Iwata Corp.	722,259
71,300	Anicom Holdings, Inc.	317,223
239,900	Anritsu Corp.	1,833,907
2,900	AOI Electronics Co. Ltd.	46,972
96,600	AOKI Holdings, Inc.	757,211
31,900	Aoyama Trading Co. Ltd.	276,506
42,000	Aoyama Zaisan Networks Co. Ltd.	370,409
58,920	ARE Holdings, Inc.	727,096
2,000	Arealink Co. Ltd.	24,102
2,200	Argo Graphics, Inc.	76,596
171,700	Ariake Japan Co. Ltd.	6,057,075
20,400	Artience Co. Ltd.	495,432
30,200	Artiza Networks, Inc.	108,922
2,800	Artner Co. Ltd.	32,710
48,840	As One Corp.	923,987
8,200	Asahi Co. Ltd.	82,572
165,800	Asahi Diamond Industrial Co. Ltd.	932,993
55,100	Asahi Intecc Co. Ltd.	894,822
21,300	Asahi Net, Inc.	88,598
42,500	Asia Pile Holdings Corp.	224,891
27,720	Asics Corp.	495,143
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	108,843
118,962	ASKUL Corp.	1,509,535
7,200	Astena Holdings Co. Ltd.	24,215
21,304	Ateam, Inc.	86,371
76,300	Atrae, Inc.	393,201
7,700	Aucnet, Inc.	121,171
74,096	Avant Group Corp.	1,052,871
95,800	Avex, Inc.	947,660
21,500	Awa Bank Ltd. (The)	347,532
11,200	Axell Corp.	105,631
71,200	Axial Retailing, Inc.	417,997
1,460,000	Azbil Corp.	11,540,476
35,200	Bando Chemical Industries Ltd.	422,103
10,700	Bank of Iwate Ltd. (The)	162,465
2,100	Bank of Nagoya Ltd. (The)	83,619
13,900	Bank of Saga Ltd. (The)	189,737
9,700	Bank of the Ryukyus Ltd.	64,032
1,300	Base Co. Ltd.	25,463
12,200	baudroie, Inc.(a)	377,787
48,000	BayCurrent, Inc.	1,571,357
7,800	Beenos, Inc.	143,536
63,800	Bic Camera, Inc.	716,984
363,400	BIPROGY, Inc.	11,595,124
27,200	B-Lot Co. Ltd.	206,408
85,200	BML, Inc.	1,575,701
14,900	BrainPad, Inc.	80,315
316,000	Bunka Shutter Co. Ltd.	3,860,050
11,000	Business Brain Showa-Ota, Inc.	135,165
19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
7,600	Business Engineering Corp.	$202,330
1,700	Canare Electric Co. Ltd.	15,910
4,300	Career Design Center Co. Ltd.	50,347
10,500	Careerlink Co. Ltd.	173,249
155,300	Casio Computer Co. Ltd.	1,140,679
4,400	Celsys, Inc.	35,243
76,900	Central Glass Co. Ltd.	1,771,423
30,152	Central Security Patrols Co. Ltd.	554,460
112,700	Chiba Kogyo Bank Ltd. (The)	840,392
14,800	Chiyoda Co. Ltd.	129,649
222,700	Chiyoda Corp.(a)	433,850
700	Chiyoda Integre Co. Ltd.	15,526
6,200	Chuetsu Pulp & Paper Co. Ltd.	50,681
82,900	Chugoku Marine Paints Ltd.	1,207,435
14,100	Citizen Watch Co. Ltd.	85,097
417,520	CKD Corp.	7,284,754
5,200	Cleanup Corp.	24,744
37,400	Coca-Cola Bottlers Japan Holdings, Inc.	481,961
155,500	COLOPL, Inc.	545,488
192	Comforia Residential REIT, Inc.	377,707
219,600	Computer Engineering & Consulting Ltd.	2,617,452
3,400	COMSYS Holdings Corp.	71,920
47,700	Comture Corp.	733,049
72,240	Concordia Financial Group Ltd.	364,338
27,600	Copro-Holdings Co. Ltd.	258,671
3,000	Core Concept Technologies, Inc.(a)	25,688
1,800	Core Corp.	22,213
35,800	Cosmo Energy Holdings Co. Ltd.	1,789,764
12,400	Cosmos Initia Co. Ltd.	60,882
7,380	Cosmos Pharmaceutical Corp.	353,700
3,000	CRE, Inc.	23,970
156,220	Credit Saison Co. Ltd.	3,581,113
56,200	Creek & River Co. Ltd.	596,251
126,000	Cresco Ltd.	1,025,813
6,200	CrowdWorks, Inc.	54,435
19,400	CTS Co. Ltd.	116,318
22,700	Curves Holdings Co. Ltd.	121,612
6,300	Cyber Security Cloud, Inc.(a)	75,298
573,200	CyberAgent, Inc.	3,797,063
11,600	Cybozu, Inc.	161,395
74,000	Daicel Corp.	663,341
8,900	Daido Metal Co. Ltd.	29,171
5,100	Daiei Kankyo Co. Ltd.	106,068
7,400	Daihatsu Diesel Manufacturing Co. Ltd.	64,873
2,700	Daihen Corp.	114,795
5,900	Dai-Ichi Cutter Kogyo KK	56,693
10,000	Daiichi Jitsugyo Co. Ltd.	159,010
51,100	Daiken Medical Co. Ltd.	168,495
84,459	Daikokutenbussan Co. Ltd.	5,864,436
9,000	Daikyonishikawa Corp.	37,910
Shares		Value
JAPAN (continued)
4,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	$77,636
43,235	Daiseki Co. Ltd.	1,114,025
25,300	Daishinku Corp.	101,073
17,100	Daisue Construction Co. Ltd.	187,499
44,310	Daito Pharmaceutical Co. Ltd.	652,372
30,800	Daitron Co. Ltd.	573,066
603	Daiwa House REIT Investment Corp.	921,129
242	Daiwa Office Investment Corp. REIT	479,413
59,640	Daiwa Securities Group, Inc.	399,196
207,900	Dear Life Co. Ltd.	1,156,216
23,300	Denka Co. Ltd.	332,003
3,100	Densan System Holdings Co. Ltd.	54,006
33,420	Dentsu Soken, Inc.	1,200,956
66,000	Dexerials Corp.	1,038,825
3,800	DIC Corp.	83,608
27,800	Digital Arts, Inc.	962,406
4,800	Digital Hearts Holdings Co. Ltd.	25,937
20,100	Digital Holdings, Inc.	132,818
2,300	Digital Information Technologies Corp.	30,881
126,900	dip Corp.	2,255,035
13,685	Disco Corp.	4,005,344
392,580	DMG Mori Co. Ltd.	7,649,290
117,700	Doshisha Co. Ltd.	1,707,324
7,300	Double Standard, Inc.	77,785
57,900	Doutor Nichires Holdings Co. Ltd.	853,219
12,780	Dowa Holdings Co. Ltd.	441,841
58,000	Duskin Co. Ltd.	1,540,279
1,800	Earth Corp.	61,840
3,400	Ebara Jitsugyo Co. Ltd.	92,082
5,000	Ebase Co. Ltd.	21,357
1,500	Eco’s Co. Ltd.	20,337
13,100	EDION Corp.	152,175
2,900	eGuarantee, Inc.	29,031
1,100	E-Guardian, Inc.	13,386
27,900	Ehime Bank Ltd. (The)	191,154
165,400	Eiken Chemical Co. Ltd.	2,698,609
19,800	Eizo Corp.	294,381
176,800	Elecom Co. Ltd.	1,683,754
13,500	Electric Power Development Co. Ltd.	226,792
11,900	Elematec Corp.	187,577
8,800	EM Systems Co. Ltd.	31,044
232,890	en Japan, Inc.	3,744,572
2,900	Endo Lighting Corp.	24,698
40,600	Enigmo, Inc.	81,499
3,500	Entrust, Inc.	17,668
3,200	ERI Holdings Co. Ltd.	39,110
900	Eslead Corp.	27,040
4,300	eSOL Co. Ltd.	20,235
6,100	Eternal Hospitality Group Co. Ltd.	142,925
131,280	EXEO Group, Inc.	1,355,224
7,200	FALCO HOLDINGS Co. Ltd.	111,976

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
275,100	FAN Communications, Inc.	$749,581
12,100	Fast Fitness Japan, Inc.	105,758
85,000	FCC Co. Ltd.	1,340,957
15,000	Feed One Co. Ltd.	84,013
47,643	Ferrotec Holdings Corp.	813,386
37,080	Financial Partners Group Co. Ltd.	579,604
12,800	FJ Next Holdings Co. Ltd.	95,617
4,100	Food & Life Cos. Ltd.	82,005
73,200	Forum Engineering, Inc.	423,957
58,100	Foster Electric Co. Ltd.	667,267
5,800	Fronteo, Inc.(a)	24,163
282	Frontier Real Estate Investment Corp. REIT	749,822
10,800	Fudo Tetra Corp.	151,189
60,300	Fuji Corp.	904,659
31,400	Fuji Corp.	377,569
2,400	Fuji Kyuko Co. Ltd.	40,706
10,500	Fuji Media Holdings, Inc.	120,037
29,500	Fuji Seal International, Inc.	507,134
900	Fujibo Holdings, Inc.	27,899
112,600	Fujikura Ltd.	4,247,882
87,200	Fujimi, Inc.	1,373,368
3,030	Fujisash Co. Ltd.	12,563
21,000	Fujitec Co. Ltd.	765,697
49,100	Fujitsu General Ltd.	619,163
700	Fukuda Corp.	26,491
5,500	Fukuda Denshi Co. Ltd.	279,090
82,353	Fukui Computer Holdings, Inc.	1,465,595
5,700	Fukushima Galilei Co. Ltd.	207,832
21,000	Fukuyama Transporting Co. Ltd.	537,646
163,600	FULLCAST Holdings Co. Ltd.	1,672,178
22,700	Funai Soken Holdings, Inc.	364,837
51,420	Furukawa Electric Co. Ltd.	1,299,206
96,200	Furuno Electric Co. Ltd.	1,582,862
11,300	Furyu Corp.	82,329
1,400	Fuso Chemical Co. Ltd.	34,783
4,400	Fuso Pharmaceutical Industries Ltd.	73,787
2,800	Futaba Corp.	9,454
121,200	Futaba Industrial Co. Ltd.	527,269
147,860	Future Corp.	1,909,315
7,940	Fuyo General Lease Co. Ltd.	567,777
5,600	G-7 Holdings, Inc.	52,963
92,000	Gakken Holdings Co. Ltd.	603,686
44,100	Gakujo Co. Ltd.	485,001
12,200	Gecoss Corp.	77,886
9,900	Genki Global Dining Concepts Corp.	260,303
2,000	GENOVA, Inc.(a)	23,285
33,800	Geo Holdings Corp.	342,360
1,488	Global One Real Estate Investment Corp. REIT	960,727
17,000	GLOBERIDE, Inc.	222,654
166,700	Glory Ltd.	2,741,762
28	GLP J-Reit	24,712
Shares		Value
JAPAN (continued)
39,000	GMO Financial Gate, Inc.	$1,989,272
3,700	GMO GlobalSign Holdings KK	68,574
24,100	GMO internet group, Inc.	420,965
129,400	GMO Payment Gateway, Inc.	7,858,193
4,400	Gree, Inc.	13,524
8,100	GS Yuasa Corp.	146,044
5,500	G-Tekt Corp.	57,266
1,400	Gun-Ei Chemical Industry Co. Ltd.	25,431
370,980	GungHo Online Entertainment, Inc.	8,338,138
36,400	Gunze Ltd.	1,288,877
18,100	H.U. Group Holdings, Inc.	313,420
62,300	Hakuhodo DY Holdings, Inc.	498,802
500	Hamakyorex Co. Ltd.	4,107
87,702	Hamamatsu Photonics KK	1,176,075
52,480	Hanwa Co. Ltd.	1,764,991
29,100	Happinet Corp.	785,244
158,182	Harmonic Drive Systems, Inc.	2,941,057
74,600	Heiwa Corp.	1,024,191
4,700	Heiwado Co. Ltd.	68,270
54,900	Hennge KK(a)	403,602
15,700	Hiday Hidaka Corp.	283,642
3,900	Hioki EE Corp.	212,018
16,700	Hirano Tecseed Co. Ltd.	184,872
3,700	Hirose Electric Co. Ltd.	447,950
80,900	Hisamitsu Pharmaceutical Co., Inc.	2,389,622
17,411	Hito Communications Holdings, Inc.	93,965
36,100	Hochiki Corp.	507,738
9,700	Hodogaya Chemical Co. Ltd.	279,943
4,600	Hogy Medical Co. Ltd.	138,206
24,500	Hokkaido Gas Co. Ltd.	94,814
2,400	Hokkan Holdings Ltd.	27,295
64,800	Hokuhoku Financial Group, Inc.	688,985
104,500	Hokuriku Electric Power Co.	729,726
71,140	Horiba Ltd.	4,484,526
18,200	Hosokawa Micron Corp.	482,730
6,500	Hyakugo Bank Ltd. (The)	23,786
46,800	Hyakujushi Bank Ltd. (The)	787,598
1,300	ibis, Inc.	39,999
69,600	IBJ, Inc.	298,665
9,500	Ichigo, Inc.	25,260
1,800	Ichiken Co. Ltd.	29,463
32,300	Ichikoh Industries Ltd.	97,151
2,500	Ichinen Holdings Co. Ltd.	30,078
2,200	ID Holdings Corp.	21,429
1,400	Idec Corp.	22,879
141,345	Idemitsu Kosan Co. Ltd.	973,991
13,000	IMAGICA GROUP, Inc.	46,202
3,000	I-Net Corp.	30,644
63,627	Inpex Corp.	843,181
29,600	Insource Co. Ltd.	189,164
800	Integrated Design & Engineering Holdings Co. Ltd.	22,983
4,500	Intelligent Wave, Inc.	26,389

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
2,900	Inter Action Corp.	$20,442
279,960	Internet Initiative Japan, Inc.	5,420,839
40,500	I-PEX, Inc.	428,617
24,600	Iriso Electronics Co. Ltd.	442,489
17,000	ISB Corp.	156,305
19,620	Isetan Mitsukoshi Holdings Ltd.	299,775
1,100	Ishihara Chemical Co. Ltd.	17,658
85,518	Isuzu Motors Ltd.	1,123,711
75,500	Itfor, Inc.	679,271
23,300	ITmedia, Inc.	244,900
19,200	Ito En Ltd.	423,072
127,600	Itoki Corp.	1,235,353
9,000	IwaiCosmo Holdings, Inc.	124,095
38,400	Izumi Co. Ltd.	816,828
64,100	J Front Retailing Co. Ltd.	694,199
89,100	J Trust Co. Ltd.	266,233
371,200	JAC Recruitment Co. Ltd.	1,798,099
16,200	JAFCO Group Co. Ltd.	219,959
14,200	JANOME Corp.	85,421
170,080	Japan Aviation Electronics Industry Ltd.	3,212,647
4,700	Japan Cash Machine Co. Ltd.	28,397
9,400	Japan Electronic Materials Corp.	156,770
357,198	Japan Elevator Service Holdings Co. Ltd.	6,930,497
636	Japan Excellent, Inc. REIT	493,513
35,040	Japan Exchange Group, Inc.	418,570
222,400	Japan Lifeline Co. Ltd.	1,762,338
18,000	Japan Medical Dynamic Marketing, Inc.	74,042
894	Japan Metropolitan Fund Invest REIT	549,556
43,200	Japan Post Insurance Co. Ltd.	721,043
11,000	Japan Pulp & Paper Co. Ltd.	48,651
96,800	Japan System Techniques Co. Ltd.	1,179,260
42,091	JBCC Holdings, Inc.	1,227,216
49,440	JCR Pharmaceuticals Co. Ltd.	224,195
3,400	JCU Corp.	79,663
130,500	Jeol Ltd.	4,995,314
24,780	JFE Holdings, Inc.	301,718
900	JFE Systems, Inc.	17,918
251,200	JGC Holdings Corp.	2,181,508
21,200	JINS Holdings, Inc.	869,264
3,200	JK Holdings Co. Ltd.	21,735
2,800	J-Lease Co. Ltd.	25,671
5,700	J-Oil Mills, Inc.	77,506
27,500	JSB Co. Ltd.	492,662
19,900	JSP Corp.	257,492
151,600	JTEKT Corp.	1,043,659
25,200	Juroku Financial Group, Inc.	682,493
64,720	Justsystems Corp.	1,463,164
58,400	JVCKenwood Corp.	464,502
5,400	K&O Energy Group, Inc.	113,907
10,200	Kaga Electronics Co. Ltd.	187,768
Shares		Value
JAPAN (continued)
2,700	Kagome Co. Ltd.	$53,897
33,780	Kajima Corp.	589,938
280,200	Kakaku.com, Inc.	4,348,503
23,800	Kamakura Shinsho Ltd.	81,923
12,600	Kamei Corp.	164,196
125,100	Kamigumi Co. Ltd.	2,629,784
12,000	Kanaden Corp.	115,862
217,900	Kanamoto Co. Ltd.	3,981,114
42,500	Kaneka Corp.	1,053,689
110,700	Kanematsu Corp.	1,708,149
68,900	Kansai Paint Co. Ltd.	1,133,671
7,500	Kaonavi, Inc.(a)	117,974
55,400	Katitas Co. Ltd.	710,640
17,400	Kawada Technologies, Inc.	275,647
200	Kawai Musical Instruments Manufacturing Co. Ltd.	3,615
90,900	Kawasaki Kisen Kaisha Ltd.	1,271,607
996	KDX Realty Investment Corp. REIT	951,162
11,800	Kenko Mayonnaise Co. Ltd.	170,236
26,040	Kewpie Corp.	618,694
18,900	KH Neochem Co. Ltd.	257,365
800	Kimoto Co. Ltd.	1,590
4,900	Kimura Chemical Plants Co. Ltd.	24,800
9,400	Kimura Unity Co. Ltd.	90,449
35,640	Kinden Corp.	748,032
57,200	Kissei Pharmaceutical Co. Ltd.	1,407,977
2,700	Kitagawa Corp.	21,768
1,800	Kita-Nippon Bank Ltd. (The)	29,913
123,050	Kitz Corp.	860,880
45,500	KNT-CT Holdings Co. Ltd.(a)	384,208
5,100	Koatsu Gas Kogyo Co. Ltd.	30,713
10,560	Kobayashi Pharmaceutical Co. Ltd.	394,905
74,760	Kobe Steel Ltd.	816,534
67,560	Koei Tecmo Holdings Co. Ltd.	713,217
700	Koike Sanso Kogyo Co. Ltd.	27,919
32,800	Kojima Co. Ltd.	230,122
14,800	Kokuyo Co. Ltd.	240,157
2,000	Komatsu Wall Industry Co. Ltd.	19,929
43,500	Komeri Co. Ltd.	947,644
100,700	Komori Corp.	740,305
5,610	Konami Group Corp.	520,238
500	Kondotec, Inc.	4,202
1,182,500	Konica Minolta, Inc.	5,016,714
35,400	Konishi Co. Ltd.	308,940
37,400	Konoike Transport Co. Ltd.	618,082
22,600	Kose Corp.	1,248,846
53,400	Koshidaka Holdings Co. Ltd.	422,800
32,600	KPP Group Holdings Co. Ltd.	141,609
105,140	K’s Holdings Corp.	1,009,950
9,900	KU Holdings Co. Ltd.	70,044
8,900	kubell Co. Ltd.(a)	27,003
31,000	Kurabo Industries Ltd.	964,032
3,500	Kurimoto Ltd.	88,110

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
10,260	Kurita Water Industries Ltd.	$390,709
8,200	Kuriyama Holdings Corp.	66,543
6,800	Kyodo Printing Co. Ltd.	153,508
23,500	Kyokuto Securities Co. Ltd.	198,437
20,160	Kyowa Kirin Co. Ltd.	334,762
6,600	LAC Co. Ltd.	32,101
9,800	Lacto Japan Co. Ltd.	177,953
6,540	Lasertec Corp.	1,010,442
369,500	Leopalace21 Corp.	1,354,558
29,100	Life Corp.	636,814
228,500	LIFULL Co. Ltd.	222,575
11,900	Link And Motivation, Inc.	44,094
28,000	Lintec Corp.	591,549
170,400	Lixil Corp.	2,014,206
4,800	Loadstar Capital KK	74,177
4,700	Look Holdings, Inc.	78,106
87,100	M&A Capital Partners Co. Ltd.	1,254,277
89,740	Mabuchi Motor Co. Ltd.	1,297,019
7,500	Makino Milling Machine Co. Ltd.	285,804
55,300	Mandom Corp.	457,861
31,657	Mani, Inc.	381,805
5,100	MarkLines Co. Ltd.	92,440
22,500	Marui Group Co. Ltd.	356,662
1,900	MARUKA FURUSATO Corp.	27,623
6,780	Maruwa Co. Ltd.	1,918,337
22,000	Maruzen Showa Unyu Co. Ltd.	855,733
210,700	Marvelous, Inc.	812,625
51,100	Matching Service Japan Co. Ltd.	351,788
434,800	MatsukiyoCocokara & Co.	5,980,861
2,300	Matsuoka Corp.	27,369
54,300	Max Co. Ltd.	1,268,692
91,200	Maxell Ltd.	1,127,245
60,100	MCJ Co. Ltd.	570,384
4,300	MEC Co. Ltd.	103,722
10,300	Media Do Co. Ltd.	91,177
7,700	Medical System Network Co. Ltd.	21,690
13,900	Medipal Holdings Corp.	221,893
59,900	Megachips Corp.	2,176,175
27,200	Megmilk Snow Brand Co. Ltd.	472,787
105,100	Meidensha Corp.	2,818,761
2,400	Meiji Electric Industries Co. Ltd.	21,735
6,300	Meisei Industrial Co. Ltd.	54,027
277,780	MEITEC Group Holdings, Inc.	5,372,229
22,800	Meiwa Corp.	96,938
24,200	Melco Holdings, Inc.	390,538
178,840	Menicon Co. Ltd.	1,995,089
162,179	Micronics Japan Co. Ltd.	4,200,174
41,980	Milbon Co. Ltd.	892,427
37,000	Mimaki Engineering Co. Ltd.	334,106
102,380	Mirait one Corp.	1,474,315
373,600	Mirarth Holdings, Inc.	1,214,679
23,900	Miroku Jyoho Service Co. Ltd.	288,329
29,400	MISUMI Group, Inc.	488,581
Shares		Value
JAPAN (continued)
6,300	Mitani Sangyo Co. Ltd.	$13,103
195,300	Mito Securities Co. Ltd.	614,410
67,100	Mitsuba Corp.	389,952
10,300	Mitsubishi Kakoki Kaisha Ltd.	245,061
31,300	Mitsubishi Logisnext Co. Ltd.	238,757
190,500	Mitsubishi Logistics Corp.	1,291,398
36,340	Mitsubishi Materials Corp.	605,946
7,300	Mitsubishi Pencil Co. Ltd.	119,104
24,800	Mitsubishi Research Institute, Inc.	692,063
25,100	Mitsubishi Shokuhin Co. Ltd.	806,986
2,800	Mitsubishi Steel Manufacturing Co. Ltd.	24,160
40,400	Mitsuboshi Belting Ltd.	1,046,295
12,600	Mitsui High-Tec, Inc.	68,747
24,760	Mitsui Mining & Smelting Co. Ltd.	803,551
98,909	Mitsui OSK Lines Ltd.	3,400,038
4,000	Mitsui-Soko Holdings Co. Ltd.	186,916
112,880	Miura Co. Ltd.	2,687,159
145,400	Mixi, Inc.	2,701,489
1,200	Miyoshi Oil & Fat Co. Ltd.	11,412
101,350	Mizuno Corp.	5,456,384
15,900	Mochida Pharmaceutical Co. Ltd.	367,309
277,800	Monex Group, Inc.	1,334,698
114,200	Money Forward, Inc.(a)	3,792,637
2,900	MORESCO Corp.	23,190
48,200	Morinaga & Co. Ltd.	905,217
333,666	Morinaga Milk Industry Co. Ltd.	7,780,562
17,500	Moriroku Holdings Co. Ltd.	271,587
16,500	Morita Holdings Corp.	222,621
27,300	Morito Co. Ltd.	257,476
3,000	Moriya Transportation Engineering & Manufacturing Co. Ltd.	37,870
500	Mory Industries, Inc.	16,618
64,180	Mugen Estate Co. Ltd.	665,286
28,800	m-up Holdings, Inc.	253,237
1,300	Murakami Corp.	43,037
13,700	Musashino Bank Ltd. (The)	242,730
14,700	Nabtesco Corp.	241,727
3,900	Nachi-Fujikoshi Corp.	82,779
97,600	Nagase & Co. Ltd.	2,049,125
71,960	Nakanishi, Inc.	1,238,485
6,700	Nankai Electric Railway Co. Ltd.	105,986
2,600	Nanto Bank Ltd. (The)	51,507
3,400	Nanyo Corp.	24,503
40,859	NEC Corp.	3,559,095
3,000	NEOJAPAN, Inc.	37,179
255,500	NET One Systems Co. Ltd.	6,247,088
14,940	Nextage Co. Ltd.	145,526
4,500	NexTone, Inc.(a)	50,645
36,100	NGK Insulators Ltd.	452,616
1,800	Nicca Chemical Co. Ltd.	15,116
7,000	Nichia Steel Works Ltd.	13,637
26,900	Nichias Corp.	979,228

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
2,000	Nichiban Co. Ltd.	$25,800
4,500	Nichiha Corp.	102,475
15,800	Nihon Chouzai Co. Ltd.	145,584
20,300	Nihon Falcom Corp.	144,027
3,700	Nihon Flush Co. Ltd.	21,722
145,700	Nihon Kohden Corp.	2,194,993
392,100	Nihon M&A Center Holdings, Inc.	1,722,566
3,400	Nihon Tokushu Toryo Co. Ltd.	25,980
14,600	Nihon Trim Co. Ltd.	338,719
3,800	Nikkiso Co. Ltd.	25,935
32,700	Nikon Corp.	410,741
3,300	Nippn Corp.	47,825
72	Nippon Accommodations Fund, Inc. REIT	289,061
8,100	Nippon Air Conditioning Services Co. Ltd.	54,537
4,900	Nippon Aqua Co. Ltd.	26,574
1,140	Nippon Building Fund, Inc. REIT	979,136
7,800	Nippon Carbide Industries Co., Inc.	84,910
24,100	Nippon Ceramic Co. Ltd.	410,496
3,100	Nippon Chemical Industrial Co. Ltd.	55,496
15,100	Nippon Concrete Industries Co. Ltd.	32,895
10,600	Nippon Densetsu Kogyo Co. Ltd.	130,878
1,300	Nippon Dry-Chemical Co. Ltd.	29,133
14,100	Nippon Express Holdings, Inc.	699,061
71,300	Nippon Kayaku Co. Ltd.	569,687
22,500	Nippon Light Metal Holdings Co. Ltd.	243,599
75,900	Nippon Paper Industries Co. Ltd.	446,089
6,300	Nippon Rietec Co. Ltd.	43,330
26,600	Nippon Seiki Co. Ltd.	211,133
85,200	Nippon Sheet Glass Co. Ltd.(a)	209,720
91,400	Nippon Shinyaku Co. Ltd.	2,471,782
59,000	Nippon Shokubai Co. Ltd.	668,089
88,323	Nippon Steel Corp.	1,784,015
42,400	Nippon Television Holdings, Inc.	658,715
24,400	Nippon Thompson Co. Ltd.	77,244
13,560	Nippon Yusen KK	458,545
45,060	Nipro Corp.	418,897
4,700	Nishimatsu Construction Co. Ltd.	159,028
51,500	Nishimatsuya Chain Co. Ltd.	765,687
21,900	Nishio Holdings Co. Ltd.	539,789
12,000	Nissan Tokyo Sales Holdings Co. Ltd.	34,356
11,900	Nissei ASB Machine Co. Ltd.	365,756
2,000	Nissha Co. Ltd.	25,010
3,300	Nisshin Oillio Group Ltd. (The)	112,939
54,500	Nisshin Seifun Group, Inc.	640,628
408,700	Nisshinbo Holdings, Inc.	2,622,362
22,400	Nissin Corp.	633,934
65,900	Nisso Holdings Co. Ltd.	359,557
7,400	Nitta Corp.	180,933
4,100	Nitta Gelatin, Inc.	24,880
156,000	Nitto Kogyo Corp.	3,041,148
Shares		Value
JAPAN (continued)
39,400	Nitto Seiko Co. Ltd.	$152,476
61,900	Nittoc Construction Co. Ltd.	415,953
2,800	Nittoku Co. Ltd.	31,328
2,300	Noda Corp.	12,806
564,071	NOF Corp.	9,308,991
37,700	Nomura Co. Ltd.	193,041
72,240	Nomura Holdings, Inc.	379,980
14,600	Noritake Co. Ltd.	372,831
26,700	Noritsu Koki Co. Ltd.	702,909
70,400	Noritz Corp.	823,357
128,400	NS Solutions Corp.	3,270,423
25,900	NS Tool Co. Ltd.	126,142
244,842	NSD Co. Ltd.	5,337,085
2,061	NSW, Inc.	40,436
1,056,100	NTN Corp.	1,772,446
726	NTT UD REIT Investment Corp.	521,780
63,000	OBIC Business Consultants Co. Ltd.	2,827,827
13,000	Oenon Holdings, Inc.	34,566
27,200	Ogaki Kyoritsu Bank Ltd. (The)	328,140
2,700	Oiles Corp.	35,558
7,100	Oita Bank Ltd. (The)	146,262
55,400	Okabe Co. Ltd.	283,672
1,900	Okada Aiyon Corp.	25,773
4,300	Okamoto Industries, Inc.	149,993
156,700	Okamura Corp.	1,989,432
220,900	Oki Electric Industry Co. Ltd.	1,468,402
1,600	Okinawa Financial Group, Inc.	23,841
49,400	OKUMA Corp.	1,016,026
14,600	Okura Industrial Co. Ltd.	260,886
3,000	Onamba Co. Ltd.	23,437
1,400	One Career, Inc.(a)	38,653
14,700	Ono Pharmaceutical Co. Ltd.	185,032
409,300	Onward Holdings Co. Ltd.	1,408,871
13,400	Open House Group Co. Ltd.	499,435
47,240	Open Up Group, Inc.	630,841
11,400	Optex Group Co. Ltd.	122,748
43,500	Optim Corp.(a)	171,492
86,400	Optorun Co. Ltd.	1,103,741
7,740	Oracle Corp. Japan	748,071
22,080	Organo Corp.	1,056,480
3,600	Oricon, Inc.	19,689
249	Orix JREIT, Inc.	257,784
23,300	Oro Co. Ltd.	369,113
181,300	Osaki Electric Co. Ltd.	949,814
54,240	OSG Corp.	645,961
71,040	Otsuka Corp.	1,606,512
2,730	Oyo Corp.	45,943
111,000	PAL GROUP Holdings Co. Ltd.	2,235,488
37,300	PALTAC Corp.	1,014,862
18,840	Pan Pacific International Holdings Corp.	474,658
7,200	PAPYLESS Co. Ltd.	42,885
34,900	Paramount Bed Holdings Co. Ltd.	607,546

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
10,300	Paris Miki Holdings, Inc.	$20,744
2,800	PCA Corp.	35,751
2,000	People Dreams & Technologies Group Co. Ltd.	21,719
1,577,700	Persol Holdings Co. Ltd.	2,678,996
29,600	PILLAR Corp.	841,595
37,700	Pilot Corp.	1,180,327
30,960	Pola Orbis Holdings, Inc.	305,545
59,800	Pole To Win Holdings, Inc.	180,652
4,800	PR Times, Corp.(a)	50,294
172,200	Prestige International, Inc.	777,473
44,300	Pronexus, Inc.	379,323
86,452	Proto Corp.	812,515
4,500	Quick Co. Ltd.	59,915
4,100	R&D Computer Co. Ltd.	19,914
28,000	Raito Kogyo Co. Ltd.	411,873
189,500	Rakus Co. Ltd.	2,581,710
69,720	Rakuten Group, Inc.(a)	423,395
3,400	Rasa Industries Ltd.	62,365
117,400	Relo Group, Inc.	1,449,149
164,000	Resorttrust, Inc.	3,007,134
4,800	Retail Partners Co. Ltd.	41,448
19,448	Rheon Automatic Machinery Co. Ltd.	183,421
95,800	Riken Technos Corp.	660,777
42,000	Riken Vitamin Co. Ltd.	739,437
153,320	Rinnai Corp.	3,392,535
9,800	Rion Co. Ltd.	160,667
13,200	Riso Kagaku Corp.	307,542
282,640	Rohm Co. Ltd.	3,193,047
423,438	Rohto Pharmaceutical Co. Ltd.	9,595,215
47,100	Round One Corp.	301,931
2,000	Royal Holdings Co. Ltd.	32,684
22,500	RS Technologies Co. Ltd.	595,301
20,500	Ryobi Ltd.	257,296
444,400	Ryohin Keikaku Co. Ltd.	7,347,195
900	S&B Foods, Inc.	29,025
38,200	Sac’s Bar Holdings, Inc.	229,039
100	Saison Technology Co. Ltd.	1,187
18,120	Saizeriya Co. Ltd.	672,613
6,000	Sakai Heavy Industries Ltd.	94,261
47,900	Sakai Moving Service Co. Ltd.	781,520
37,400	Sakata INX Corp.	382,271
49,446	Sakata Seed Corp.	1,155,280
3,600	San Holdings, Inc.	26,347
5,300	San ju San Financial Group, Inc.	58,986
80,100	Sangetsu Corp.	1,476,636
4,300	Sanko Metal Industrial Co. Ltd.	113,203
346,034	Sankyo Co. Ltd.	4,643,697
17,700	Sankyo Tateyama, Inc.	87,370
47,340	Sankyu, Inc.	1,661,293
101,100	Sanrio Co. Ltd.	2,782,679
172,900	Sansan, Inc.(a)	2,563,800
4,100	Sansei Technologies, Inc.	36,618
Shares		Value
JAPAN (continued)
56,500	Sansha Electric Manufacturing Co. Ltd.	$376,320
562,100	Santen Pharmaceutical Co. Ltd.	6,766,361
310,740	Sanwa Holdings Corp.	8,029,257
6,100	Sanyo Chemical Industries Ltd.	166,612
8,500	Sanyo Denki Co. Ltd.	502,369
9,000	Sanyo Shokai Ltd.	154,067
2,400	Sanyo Trading Co. Ltd.	23,314
113,800	Sato Holdings Corp.	1,608,060
220,500	Sawai Group Holdings Co. Ltd.	2,973,572
67,300	SBI RHEOS HIFUMI, Inc.	77,514
31,000	Scroll Corp.	195,255
275,485	SCSK Corp.	5,198,206
7,200	Seed Co. Ltd.	23,599
88,900	Sega Sammy Holdings, Inc.	1,691,230
7,700	Seika Corp.	197,390
125,200	Seikagaku Corp.	723,480
2,900	Seiko Electric Co. Ltd.	24,393
68,100	Seiko Group Corp.	1,750,234
127,400	Seino Holdings Co. Ltd.	2,063,102
1,169	Sekisui House Reit, Inc.	557,802
32,000	Sekisui Kasei Co. Ltd.	78,768
1,000	SEMITEC Corp.	11,919
19,200	SERAKU Co. Ltd.	169,077
35,100	Seria Co. Ltd.	731,154
1,300	Serverworks Co. Ltd.(a)	20,380
488,340	SG Holdings Co. Ltd.	4,917,469
12,900	Sharingtechnology, Inc.	67,327
1,100	Shibaura Electronics Co. Ltd.	25,773
48,900	Shibaura Machine Co. Ltd.	1,206,891
1,500	Shibuya Corp.	36,676
26,200	Shikoku Bank Ltd. (The)	162,263
78,200	Shikoku Electric Power Co., Inc.	706,651
3,200	Shikoku Kasei Holdings Corp.	43,723
19,000	Shima Seiki Manufacturing Ltd.	143,307
15,715	Shimadaya Corp.(a)	152,454
89,700	Shimamura Co. Ltd.	4,655,025
3,100	Shimojima Co. Ltd.	27,034
63,000	Shindengen Electric Manufacturing Co. Ltd.	996,788
26,900	Shin-Etsu Polymer Co. Ltd.	282,562
8,600	Shinmaywa Industries Ltd.	77,204
27,500	Shinnihon Corp.	279,814
28,600	Shinnihonseiyaku Co. Ltd.	328,089
77,000	Shiseido Co. Ltd.	1,702,777
43,440	Shizuoka Financial Group, Inc.	350,945
53,100	Shizuoka Gas Co. Ltd.	357,518
13,700	SHO-BOND Holdings Co. Ltd.	485,280
18,240	Shoei Co. Ltd.	282,952
40,594	Shofu, Inc.	607,547
3,400	Sigma Koki Co. Ltd.	31,977
44,200	SIGMAXYZ Holdings, Inc.	502,974
9,200	Siix Corp.	68,301

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
73,500	Sinfonia Technology Co. Ltd.	$2,544,491
75,100	Sinko Industries Ltd.	2,184,691
20,900	SK-Electronics Co. Ltd.	326,829
349,600	SKY Perfect JSAT Holdings, Inc.	2,031,702
45,200	Skylark Holdings Co. Ltd.	704,000
2,900	SMK Corp.	45,330
238,420	SMS Co. Ltd.	2,707,606
143,600	Socionext, Inc.	2,761,611
163,500	Sodick Co. Ltd.	832,888
21,600	Softcreate Holdings Corp.	309,627
385,800	Sohgo Security Services Co. Ltd.	2,701,666
1,300	Soken Chemical & Engineering Co. Ltd.	27,422
103,713	Soliton Systems KK	875,083
23,600	S-Pool, Inc.	56,849
5,600	Sprix, Inc.	28,896
37,900	Square Enix Holdings Co. Ltd.	1,489,659
4,400	SRA Holdings	123,799
10,300	St. Marc Holdings Co. Ltd.	157,612
6,300	Star Mica Holdings Co. Ltd.	26,744
167,300	Star Micronics Co. Ltd.	2,176,860
6,100	Startia Holdings, Inc.	78,488
124,600	Starts Corp., Inc.	2,903,014
4,900	St-Care Holding Corp.	23,961
6,300	Step Co. Ltd.	84,006
22,600	Strike Co. Ltd.	560,017
19,320	Subaru Corp.	353,683
44,540	Sugi Holdings Co. Ltd.	762,756
47,400	Sumitomo Bakelite Co. Ltd.	1,265,643
813,900	Sumitomo Chemical Co. Ltd.	2,196,791
24,300	Sumitomo Electric Industries Ltd.	381,037
95,920	Sumitomo Heavy Industries Ltd.	2,175,466
22,800	Sumitomo Mitsui Trust Group, Inc.	506,900
364,700	Sumitomo Pharma Co. Ltd.(a)	1,267,353
40,400	Sumitomo Riko Co. Ltd.	417,986
112,900	Sumitomo Rubber Industries Ltd.	1,172,172
11,300	Sumitomo Seika Chemicals Co. Ltd.	378,551
22,800	Sumitomo Warehouse Co. Ltd. (The)	402,009
296,000	Sun Frontier Fudousan Co. Ltd.	3,570,936
51,500	Sun*, Inc.(a)	179,304
176,100	Suntory Beverage & Food Ltd.	5,986,287
21,600	Sun-Wa Technos Corp.	308,632
178,700	Suzuken Co. Ltd.	5,887,667
2,700	Suzuki Co. Ltd.	33,639
1,200	Suzumo Machinery Co. Ltd.	11,989
5,600	SWCC Corp.	200,132
10,300	Synchro Food Co. Ltd.	31,997
5,500	System Research Co. Ltd.	52,379
9,100	System Support, Inc.	110,022
906,700	Systena Corp.	2,178,133
11,100	Syuppin Co. Ltd.	77,731
75,300	Tadano Ltd.	486,521
4,500	Taiho Kogyo Co. Ltd.	18,214
Shares		Value
JAPAN (continued)
26,100	Taikisha Ltd.	$839,137
18,600	Takaoka Toko Co. Ltd.	240,671
36,900	Takara & Co. Ltd.	651,834
3,900	Takara Bio, Inc.	26,181
45,960	Takara Holdings, Inc.	363,742
101,300	Takara Standard Co. Ltd.	1,112,073
14,600	Takasago International Corp.	500,632
32,040	Takeuchi Manufacturing Co. Ltd.	1,017,461
262,800	Tamron Co. Ltd.	7,558,484
50,300	Tanseisha Co. Ltd.	269,476
73,800	TDK Corp.	894,935
140,280	TechMatrix Corp.	2,058,868
1,100	Techno Medica Co. Ltd.	13,082
102,660	TechnoPro Holdings, Inc.	1,862,799
5,500	Tecnos Japan, Inc.	23,384
7,200	Teijin Ltd.	65,110
16,900	Temairazu, Inc.	359,267
1,700	Tenma Corp.	32,861
10,300	Tera Probe, Inc.	221,673
5,000	Terasaki Electric Co. Ltd.	78,419
17,100	THK Co. Ltd.	288,676
51,348	TIS, Inc.	1,292,994
13,800	TKC Corp.	360,577
11,500	Toa Corp.	74,023
3,900	Toa Corp.	25,463
45,300	Toagosei Co. Ltd.	467,341
65,500	TOC Co. Ltd.	263,397
30,500	Tocalo Co. Ltd.	361,327
159,965	Tochigi Bank Ltd. (The)	274,785
4,700	Toell Co. Ltd.	23,880
5,800	Toenec Corp.	36,379
59,100	Toho Gas Co. Ltd.	1,486,252
117,600	Toho Holdings Co. Ltd.	3,527,071
47,520	Tokai Carbon Co. Ltd.	271,690
24,000	Tokai Corp.	345,136
84,100	Tokai Tokyo Financial Holdings, Inc.	261,809
11,500	Tokyo Base Co. Ltd.	18,846
4,600	Tokyo Energy & Systems, Inc.	34,574
3,800	Tokyo Kiraboshi Financial Group, Inc.	103,791
22,680	Tokyo Ohka Kogyo Co. Ltd.	539,012
51,700	Tokyo Seimitsu Co. Ltd.	2,899,406
3,800	Tokyo Steel Manufacturing Co. Ltd.	38,065
25,446	Tokyo Tatemono Co. Ltd.	422,286
4,400	Tokyo Tekko Co. Ltd.	156,957
11,760	Tokyotokeiba Co. Ltd.	323,141
203,286	Tokyu Fudosan Holdings Corp.	1,295,390
621	Tokyu REIT, Inc.	632,280
87,200	Toli Corp.	237,599
1,200	Tomato Bank Ltd.	8,735
123,785	TOMONY Holdings, Inc.	324,249
311,890	Tomy Co. Ltd.	8,340,194
800	Tonami Holdings Co. Ltd.	31,012
8,300	Topre Corp.	97,563

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
JAPAN (continued)
2,000	Topy Industries Ltd.	$25,668
171,900	Tosei Corp.	2,716,414
105,055	Toshiba TEC Corp.	2,423,442
19,300	Tosho Co. Ltd.	86,630
18,100	Tosoh Corp.	227,531
54,780	TOTO Ltd.	1,546,704
3,400	Toumei Co. Ltd.	50,103
36,400	Towa Bank Ltd. (The)	138,950
140,300	Towa Pharmaceutical Co. Ltd.	2,908,681
6,600	Toyo Denki Seizo KK	47,695
109,500	Toyo Engineering Corp.	539,789
2,800	Toyo Kanetsu KK	82,651
46,920	Toyo Seikan Group Holdings Ltd.	707,475
49,568	Toyo Suisan Kaisha Ltd.	2,946,546
29,340	Toyo Tire Corp.	422,701
11,000	Toyoda Gosei Co. Ltd.	190,042
2,200	Toyokumo, Inc.	31,218
34,200	Traders Holdings Co. Ltd.	183,447
160,480	Transcosmos, Inc.	3,527,729
2,100	TRE Holdings Corp.	24,906
32,583	Trend Micro, Inc.	1,730,798
2,900	Trinity Industrial Corp.	18,266
101,600	Trusco Nakayama Corp.	1,516,578
356,100	Tsubakimoto Chain Co.	4,544,412
9,900	Tsubakimoto Kogyo Co. Ltd.	123,408
78,720	Tsugami Corp.	742,954
36,300	Tsukada Global Holdings, Inc.	94,847
1,000	Tsuruha Holdings, Inc.	56,206
15,700	TV Asahi Holdings Corp.	206,970
3,700	TYK Corp.	10,057
26,000	UACJ Corp.	865,868
31,600	Ubicom Holdings, Inc.	280,145
9,800	Uchida Yoko Co. Ltd.	423,759
500	ULS Group, Inc.	17,836
44,300	Ulvac, Inc.	2,140,068
2,400	Union Tool Co.	114,203
43,000	Unipres Corp.	317,816
127,900	United Arrows Ltd.	1,840,130
89,700	UNITED, Inc.	448,677
5,400	Univance Corp.	17,095
2,100	User Local, Inc.	25,832
88,320	Ushio, Inc.	1,229,121
351,927	USS Co. Ltd.	2,971,715
34,400	UT Group Co. Ltd.	593,408
25,600	Valor Holdings Co. Ltd.	355,172
100,900	ValueCommerce Co. Ltd.	727,165
84,100	Vector, Inc.	530,814
8,100	Vertex Corp.	108,060
2,100	VisasQ, Inc.(a)	16,088
43,600	Vision, Inc.	303,886
28,700	Visional, Inc.(a)	1,555,134
56,200	Vital KSK Holdings, Inc.	474,560
297,640	Wacom Co. Ltd.	1,398,677
Shares		Value
JAPAN (continued)
3,100	Wadakohsan Corp.	$27,585
6,500	Warabeya Nichiyo Holdings Co. Ltd.	88,384
2,300	Waseda Academy Co. Ltd.	25,416
27,800	WDB Holdings Co. Ltd.	315,069
3,600	Weathernews, Inc.	143,346
27,100	Will Group, Inc.	175,149
26,700	WingArc1st, Inc.	574,628
26,520	Workman Co. Ltd.	678,098
33,800	Wowow, Inc.	225,571
108,300	Xebio Holdings Co. Ltd.	824,688
276	XYMAX Investment Corp. REIT	202,722
135,700	YAMABIKO Corp.	2,238,148
1,500	YAMADA Consulting Group Co. Ltd.	20,850
4,500	Yamagata Bank Ltd. (The)	28,788
16,200	Yamaha Corp.	132,637
84,500	Yamaichi Electronics Co. Ltd.	1,455,976
25,500	Yamanashi Chuo Bank Ltd. (The)	275,744
43,900	Yamashin-Filter Corp.	135,797
44,900	Yamato Holdings Co. Ltd.	478,876
132,200	Yamazen Corp.	1,157,207
88,446	Yokohama Rubber Co. Ltd. (The)	1,840,054
11,500	Yokowo Co. Ltd.	116,862
6,100	Yonex Co. Ltd.	77,203
4,800	Yoshinoya Holdings Co. Ltd.	98,186
29,500	Yossix Holdings Co. Ltd.	637,801
4,600	Yurtec Corp.	45,019
20,100	Yushin Precision Equipment Co. Ltd.	87,972
3,700	Yutaka Giken Co. Ltd.	47,145
18,900	Zacros Corp.	539,236
105,440	Zenkoku Hosho Co. Ltd.	3,846,610
116,300	Zenrin Co. Ltd.	620,767
180,460	Zeon Corp.	1,700,795
50,600	ZERIA Pharmaceutical Co. Ltd.	775,951
262,400	ZIGExN Co. Ltd.	1,003,386
12,400	Zojirushi Corp.	130,823
36,360	ZOZO, Inc.	1,189,585
13,100	Zuken, Inc.	314,697
		770,567,511
LUXEMBOURG — 0.0%
13,140	Befesa SA(c)(d)	305,299
MALAYSIA — 0.1%
21,673,800	Top Glove Corp. Behrad(a)	5,295,950
MEXICO — 0.0%
423,565	Qualitas Controladora SAB de CV	2,943,438
NETHERLANDS — 0.7%
106,494	Arcadis NV	7,373,143
24,622	ASM International NV	13,718,038
32,829	ASR Nederland NV	1,555,874
12,588	BE Semiconductor Industries NV	1,341,053
53,565	Corbion NV	1,341,268
21,765	Eurocommercial Properties NV REIT	552,808

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
NETHERLANDS (continued)
4,110	Euronext NV(c)(d)	$453,324
19,748	Flow Traders Ltd.	451,958
34,361	ForFarmers NV	122,407
35,791	IMCD NV	5,685,969
468,422	Koninklijke BAM Groep NV	2,162,428
187,057	Koninklijke Heijmans NV	5,035,913
124,221	Koninklijke Philips NV(a)	3,259,128
19,920	Koninklijke Vopak NV	915,255
266	Nedap NV	15,914
9,120	NN Group NV	448,297
18,820	NSI NV REIT	405,335
67,500	QIAGEN NV	2,841,750
18,600	QIAGEN NV	790,065
49,098	Randstad NV	2,261,759
28,320	Signify NV(c)(d)	693,730
355,044	TomTom NV(a)	1,936,789
100,308	Van Lanschot Kempen NV	4,588,077
24,205	Vastned Retail NV REIT	649,010
214,984	Wereldhave NV REIT	3,311,300
		61,910,592
NEW ZEALAND — 0.1%
1,724,606	a2 Milk Co. Ltd. (The)(a)	6,548,738
35,450	Argosy Property Ltd.	22,989
13,488	Gentrack Group Ltd.(a)	80,618
112,609	SKY Network Television Ltd.	184,420
801,689	Spark New Zealand Ltd.	1,394,383
7,554	Vista Group International Ltd.(a)	13,003
		8,244,151
NORWAY — 0.5%
254,929	ABG Sundal Collier Holding ASA	160,139
92,193	Aker BP ASA	1,966,190
86,354	Atea ASA	1,105,311
44,056	Austevoll Seafood ASA	382,079
51,474	Awilco LNG AS	28,731
120,977	Belships ASA	194,659
9,018	Bonheur ASA	227,086
7,674	Borregaard ASA	135,339
30,307	Bouvet ASA	187,073
2,756,370	DNO ASA	2,691,170
189,540	DOF Group ASA(a)	1,505,954
89,789	Elopak ASA	363,639
21,945	FLEX LNG Ltd.	536,645
118,626	Gjensidige Forsikring ASA	2,140,621
645,157	Hoegh Autoliners ASA	6,721,241
44,339	Kongsberg Gruppen ASA	4,615,203
29,999	Leroy Seafood Group ASA	137,720
300,099	LINK Mobility Group Holding ASA(a)	721,589
184,679	MPC Container Ships ASA	364,147
14,100	NORBIT ASA	121,386
404,645	Norconsult Norge AS	1,423,589
604,363	Norwegian Air Shuttle ASA(a)	582,376
Shares		Value
NORWAY (continued)
19,345	Odfjell Drilling Ltd.	$89,337
35,908	Odfjell SE - Class A	410,649
41,300	OKEA ASA	85,978
120	Olav Thon Eiendomsselskap ASA	2,454
128,733	Orkla ASA	1,190,173
38,782	Panoro Energy ASA	94,485
191,948	Petronor E&P ASA(a)	168,562
132,209	Pexip Holding ASA	513,803
19,968	Protector Forsikring ASA	517,343
6,615	Rana Gruber ASA	46,906
22,497	Salmar ASA	1,141,191
33,496	SATS ASA(a)	65,773
24,060	Schibsted ASA - Class A	810,151
25,380	Schibsted ASA - Class B	789,996
70,532	Sea1 Offshore, Inc.	173,121
2,897	SpareBank 1 Nord Norge	31,029
2,697	Sparebank 1 Oestlandet	38,615
56,038	SpareBank 1 SMN	827,106
4,705	Sparebanken More	38,084
19,660	Sparebanken Vest	241,528
25,920	TGS ASA	235,396
67,324	Veidekke ASA	766,256
723,974	Wallenius Wilhelmsen ASA	7,121,142
9,679	Wilh Wilhelmsen Holding ASA - Class A	358,996
		42,069,961
POLAND — 0.3%
1,064,885	Allegro.eu SA(a)(c)(d)	9,343,267
250,143	KGHM Polska Miedz SA	9,339,547
3,276,809	Orange Polska SA	6,359,191
		25,042,005
PORTUGAL — 0.1%
102,053	Altri SGPS SA	552,155
12,801,337	Banco Comercial Portugues SA - Class R	6,452,685
3,621	Ibersol SGPS SA	28,989
127,367	Jeronimo Martins SGPS SA	2,475,771
689,764	Navigator Co. SA (The)	2,653,028
154,875	NOS SGPS SA	592,998
1,245,467	Sonae SGPS SA	1,231,474
		13,987,100
PUERTO RICO — 0.0%
30,700	Popular, Inc.	2,739,361
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(b)(e)	0
1,189,126,065	Federal Grid Co. - Rosseti PJSC(a)(b)(e)	0
4,480,742	Gazprom PJSC(a)(b)(e)	0
1,073,095	Gazprom PJSC - ADR(a)(b)(e)	0
112,793	Magnit PJSC(b)(e)	0
532,967	Mobile TeleSystems PJSC(b)(e)	0

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
RUSSIA (continued)
217,810,135	ROSSETI PJSC(a)(b)(e)	$0
1,641,600	Rostelecom PJSC(b)(e)	0
461,432,194	RusHydro PJSC(a)(b)(e)	0
13,369,855	Surgutneftegas PJSC(b)(e)	0
243,969	VK IPJSC(a)(b)(e)	0
		0
SINGAPORE — 0.6%
1,731,100	AIMS APAC REIT	1,664,897
323,718	Aztech Global Ltd.(c)	185,087
4,000	Bukit Sembawang Estates Ltd.	10,935
622,797	CapitaLand Integrated Commercial Trust REIT	952,707
1,381,816	ComfortDelGro Corp. Ltd.	1,538,258
62,000	Cromwell European Real Estate Investment Trust REIT(c)	109,254
1,527,500	CSE Global Ltd.	497,406
95,100	First Resources Ltd.	105,146
915,400	Frasers Hospitality Trust Units	298,086
1,271,093	Frasers Logistics & Commercial Trust REIT(c)	1,029,966
2,514,225	Genting Singapore Ltd.	1,589,836
13,400	GuocoLand Ltd.	16,033
1,533,186	Hafnia Ltd.	8,920,193
186,000	Hour Glass Ltd. (The)	219,735
753,100	iFAST Corp. Ltd.	4,277,357
793,729	IGG, Inc.	420,648
231,000	InnoTek Ltd.	83,968
175,600	Japfa Ltd.(a)	51,197
6,145,100	Keppel Pacific Oak US REIT(c)	1,536,275
2,052,500	Keppel REIT	1,398,902
101,700	Kimly Ltd.	25,030
194,900	LHN Ltd.	50,920
8,167,800	Manulife US Real Estate Investment Trust REIT(c)	914,794
1,251,800	Mapletree Logistics Trust REIT	1,260,806
2,207,600	Mapletree Pan Asia Commercial Trust REIT	2,190,046
44,300	OUE Ltd.	34,890
893,200	OUE Real Estate Investment Trust REIT	196,159
818,900	PARAGON REIT	542,626
320,000	Parkway Life Real Estate Investment Trust REIT	916,017
109,200	Propnex Ltd.(c)	64,503
81,500	PSC Corp. Ltd.	20,676
4,870,449	Raffles Medical Group Ltd.	3,245,737
304,400	RHT Health Trust(b)	4,380
5,130,000	Riverstone Holdings Ltd.	3,515,827
215,276	Samudera Shipping Line Ltd.	128,791
742,000	Sasseur Real Estate Investment Trust REIT(c)	387,717
93,720	Sembcorp Industries Ltd.	357,704
Shares		Value
SINGAPORE (continued)
1,294,139	Sheng Siong Group Ltd.	$1,558,259
146,100	Singapore Exchange Ltd.	1,255,763
3,494,100	Starhill Global REIT	1,349,482
615,700	StarHub Ltd.	554,853
961,800	Suntec Real Estate Investment Trust REIT	866,749
550,020	UOL Group Ltd.	2,236,734
8,347,600	Yangzijiang Financial Holding Ltd.	2,528,618
1,057,100	Yanlord Land Group Ltd.(a)	560,371
		49,673,338
SOUTH AFRICA — 0.7%
400,129	African Rainbow Minerals Ltd.	4,030,568
232,848	Anglo American Platinum Ltd.	9,099,959
560,948	Aspen Pharmacare Holdings Ltd.	5,679,161
1,442,651	Impala Platinum Holdings Ltd.(a)	9,439,831
61,242	Investec Plc	469,863
974,757	MTN Group Ltd.	4,839,505
666,221	Remgro Ltd.	5,802,887
2,339,970	Sappi Ltd.	6,325,750
7,136,500	Sibanye Stillwater Ltd.(a)	8,205,153
730,227	SPAR Group Ltd. (The)(a)	5,240,818
820,293	Vodacom Group Ltd.	5,118,107
		64,251,602
SOUTH KOREA — 1.4%
42,263	Green Cross Corp.	4,973,559
372,683	GS Engineering & Construction Corp. (a)	4,798,969
143,546	Hankook Tire & Technology Co. Ltd.	3,671,865
2,671	Hanmi Pharm Co. Ltd.	620,330
97,412	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12,945,914
103,568	Hyundai Department Store Co. Ltd.	3,534,821
158,884	Hyundai Engineering & Construction Co. Ltd.	3,212,220
60,545	Hyundai Glovis Co. Ltd.	5,356,916
115,060	KB Financial Group, Inc.	7,528,926
108,213	Kia Corp.	7,206,358
71,727	LG Electronics, Inc.	4,651,860
65,038	Lotte Chemical Corp.	4,496,105
20,191	OCI Co. Ltd.	1,057,833
45,027	OCI Holdings Co. Ltd.	2,244,824
458,328	Samsung E&A Co. Ltd.(a)	5,931,694
1,541,033	Samsung Heavy Industries Co. Ltd.(a).	10,709,063
94,093	Samsung Life Insurance Co. Ltd.	6,920,608
50,299	Samsung SDS Co. Ltd.	5,215,788
130,290	Samsung Securities Co. Ltd.	4,333,559
181,359	Shinhan Financial Group Co. Ltd.	6,741,824
834,883	SK Networks Co. Ltd.	3,182,235
189,403	SK Square Co. Ltd.(a)	11,638,677
		120,973,948

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
SPAIN — 0.4%
58,838	ACS Actividades de Construccion y Servicios SA	$2,816,046
286,128	Atresmedia Corp. de Medios de Comunicacion SA	1,355,432
333,466	Audax Renovables SA	636,950
572,005	Bankinter SA	4,660,266
47,688	CIE Automotive SA	1,276,067
11,935	Construcciones y Auxiliar de Ferrocarriles SA	471,257
274,433	Faes Farma SA	1,056,741
165,396	Fluidra SA	4,447,363
18,692	Grupo Catalana Occidente SA	766,525
191,955	Indra Sistemas SA	3,382,545
12,238	Laboratorios Farmaceuticos Rovi SA	1,039,658
27,841	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	35,129
138,131	Logista Integral SA	4,222,081
645,813	Mapfre SA	1,844,721
104,462	Melia Hotels International SA	776,083
537,861	Merlin Properties Socimi SA REIT	6,002,698
12,853	Pharma Mar SA	986,349
8,609	Tecnicas Reunidas SA(a)	103,945
3,510	Vidrala SA	379,509
		36,259,365
SWEDEN — 1.5%
473,197	AAK AB	13,545,864
3,363	AddLife AB - Class B	42,738
34,082	AFRY AB	510,852
10,164	Alfa Laval AB	448,265
594,548	Alleima AB	3,624,357
34,043	Alligo AB - Class B	402,590
47,169	AQ Group AB	595,891
6,535	Arise AB	24,994
581,867	Arjo AB - Class B	1,916,884
329,838	Avanza Bank Holding AB	6,860,177
68,190	Axfood AB	1,522,580
41,703	Bahnhof AB - Class B	207,447
7,863	Beijer Alma AB	126,345
266,719	Beijer Ref AB	4,001,580
441,769	Betsson AB - Class B	5,876,128
4,592	Billerud Aktiebolag	40,664
94,258	BioGaia AB - Class B	933,331
21,946	Biotage AB	329,358
877,734	Bredband2 i Skandinavien AB	161,302
41,526	Bufab AB	1,488,062
4,722	Bure Equity AB	169,122
26,039	Byggmax Group AB	109,195
7,560	Camurus AB(a)	424,314
29,051	Catena AB	1,327,868
7,615	Cellavision AB	166,529
47,848	Clas Ohlson AB - Class B	786,348
542,978	Cloetta AB - Class B	1,363,745
Shares		Value
SWEDEN (continued)
254,919	Corem Property Group AB - Class B	$171,309
68,887	Dios Fastigheter AB	512,391
96,819	Dynavox Group AB(a)	558,857
180	Elanders AB - Class B	1,642
159,523	Electrolux AB - Class B(a)	1,335,528
114,813	Electrolux Professional AB - Class B	788,800
65,100	Elekta AB - Class B	391,655
6,695	Ependion AB	64,722
101,206	Fagerhult Group AB	569,931
81,420	Fastighets AB Balder - Class B(a)	629,838
4,572	Fastighetsbolaget Emilshus AB - Class B(a)	19,095
4,804	FastPartner AB - Class A	32,013
532,602	Fortnox AB	3,249,234
181,708	Granges AB	2,145,456
92,149	Heba Fastighets AB - Class B	282,816
125,409	Hemnet Group AB	3,936,043
233,717	Hexpol AB	2,213,331
1,780	HMS Networks AB	66,091
17,855	Hufvudstaden AB - Class A	210,482
6,294	Humana AB(a)	22,418
6,740	Instalco AB(c)	20,483
12,805	Investment AB Oresund	136,288
88,445	Inwido AB	1,605,442
24,240	JM AB	407,923
13,231	Karnov Group AB(a)	98,849
29,017	Klarabo Sverige AB - Class B(a)	56,375
77	Kopparbergs Bryggeri AB - Class B	856
113,359	Lagercrantz Group AB - Class B	2,210,886
640	Lime Technologies AB	19,702
133,601	Lindab International AB	2,798,780
202,068	Loomis AB	6,326,864
2,477	Medcap AB(a)	126,238
11,500	MEKO AB	154,779
4,715	MIPS AB(c)	230,781
1,279	Momentum Group AB	21,608
123,938	Mycronic AB	4,804,182
112,474	NCC AB - Class B	1,673,194
79	Nederman Holding AB	1,676
461,806	Neobo Fastigheter AB(a)	888,109
245,670	Net Insight AB - Class B(a)	181,465
52,075	Nobia AB(a)	24,462
121,204	Nolato AB - Class B	634,201
7,804	Norva24 Group AB(a)	22,816
17,390	NP3 Fastigheter AB	404,777
121,777	Nyfosa AB	1,228,680
21,735	OEM International AB - Class B	254,181
44,077	Orron Energy AB(a)	29,447
133,123	Pandox AB	2,313,977
190,764	Peab AB - Class B	1,452,052
114,151	Platzer Fastigheter Holding AB - Class B	964,244
2,355	Prevas AB - Class B	24,446

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
SWEDEN (continued)
19,329	Proact IT Group AB	$247,088
254	QleanAir AB	546
272,655	Ratos AB - Class B	870,076
113,147	Rusta AB	758,770
52,245	Rvrc Holding AB	227,720
6,609	Scandi Standard AB	50,244
7,522	Sdiptech AB - Class B(a)	169,296
162,217	Sectra AB - Class B	4,308,714
52,646	SkiStar AB	810,847
10,855	Solid Forsakring AB	87,618
219,164	SSAB AB - Class A	1,050,715
267,305	SSAB AB - Class B	1,257,428
3,243	Stendorren Fastigheter AB(a)	60,328
1,028,560	Stillfront Group AB(a)	710,031
547,791	Storskogen Group AB - Class B	453,573
99,409	Storytel AB(a)	620,924
4,923	Svedbergs Group AB	20,746
13,611	Sweco AB - Class B	229,564
516,705	Swedish Orphan Biovitrum AB(a)	16,149,229
62,445	Synsam AB	282,201
90,504	Systemair AB	693,143
12,738	Thule Group AB(c)(d)	425,853
101,399	Trelleborg AB - Class B	3,365,199
46,805	Truecaller AB - Class B	208,666
16,017	VBG Group AB - Class B	463,017
7,276	Verve Group SE(a)	30,273
139,583	Wihlborgs Fastigheter AB	1,462,048
13,328	Xvivo Perfusion AB(a)	562,914
17,320	Zinzino AB - Class B	150,205
		129,052,921
SWITZERLAND — 1.5%
220,332	Accelleron Industries AG	11,808,193
148,488	Alcon AG	13,683,834
6,217	Allreal Holding AG	1,105,820
3,983	ALSO Holding AG	1,060,842
928	APG SGA SA	211,703
22,356	Arbonia AG(a)	315,322
119,204	Ascom Holding AG	664,660
1,576	Autoneum Holding AG	210,973
28,904	Baloise Holding AG	5,552,862
12,162	Banque Cantonale Vaudoise	1,212,609
882	Barry Callebaut AG	1,544,304
23,284	Basilea Pharmaceutica Ag Allschwil(a)	1,154,021
10,118	Belimo Holding AG	6,701,981
8,595	BKW AG	1,508,890
14,826	Bucher Industries AG	5,777,255
10,687	Burckhardt Compression Holding AG	7,858,543
1,980	Burkhalter Holding AG	203,377
1,165	Cie Financiere Tradition SA	204,386
1,562	Coltene Holding AG	96,591
8,734	Comet Holding AG	2,897,679
6,768	DKSH Holding AG	483,568
Shares		Value
SWITZERLAND (continued)
6,690	dormakaba Holding AG	$5,097,586
3,063	EMS-Chemie Holding AG	2,356,972
641,422	Ferrexpo Plc(a)	533,468
1,762	Forbo Holding AG	1,732,312
28,479	Galenica AG(c)(d)	2,480,019
17,000	Garmin Ltd.	3,371,950
705	Geberit AG	441,508
88,971	Georg Fischer AG	6,459,941
2,734	Gurit Holding AG	60,154
5,240	Hiag Immobilien Holding AG	498,788
61,535	Huber + Suhner AG	5,814,667
9,331	Implenia AG	329,565
52	Ina Invest AG(a)	1,195
4,766	Inficon Holding AG	5,717,765
810,315	International Workplace Group Plc	1,667,598
821	Investis Holding SA(c)	104,580
4,969	Kardex Holding AG	1,513,343
8,388	Kudelski SA(a)	13,647
17,301	Landis+Gyr Group AG	1,392,414
12,930	Logitech International SA	1,059,495
40	Metall Zug AG - Class B	55,816
57,541	On Holding AG - Class A(a)	2,728,594
19	Orell Fuessli AG	1,694
99	Phoenix Mecano AG	50,558
84,318	PSP Swiss Property AG	11,970,803
12,558	R&S Group Holding AG	303,934
4,127	Rieter Holding AG	436,811
110	Schweiter Technologies AG	50,379
25,550	SFS Group AG	3,656,974
2,602	Siegfried Holding AG	3,404,852
2,640	Sonova Holding AG	963,613
17,271	Stadler Rail AG	494,000
600	Swiss Life Holding AG	489,422
14,388	Swiss Prime Site AG	1,560,345
437	TX Group AG	74,997
11,442	u-blox Holding AG	874,497
368	Vaudoise Assurances Holding SA	196,028
8,960	VZ Holding AG	1,446,383
1,511	Ypsomed Holding AG	671,031
18,874	Zehnder Group AG	1,053,473
16	Zug Estates Holding AG - Class B	35,111
		135,423,695
TAIWAN — 0.7%
3,468,018	Cheng Shin Rubber Industry Co. Ltd.	4,980,955
10,290,432	China Petrochemical Development Corp.(a)	2,553,176
2,672,000	Ennostar, Inc.	3,855,595
3,233,990	Foxconn Technology Co. Ltd.	7,998,954
708,000	Hiwin Technologies Corp.	5,156,356
1,875,000	Hon Hai Precision Industry Co. Ltd.	12,018,233
2,606,000	HTC Corp.(a)	3,533,101

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
TAIWAN (continued)
3,024,431	International CSRC Investment Holdings Co.(a)	$1,404,318
1,991,000	Pegatron Corp.	6,037,044
425,000	Phison Electronics Corp.	6,099,346
7,659,000	Qisda Corp.	8,521,736
		62,158,814
THAILAND — 0.1%
40,631	Fabrinet(a)	9,790,852
457,032	Siam Cement Public Co. Ltd. (The) - FOR	2,844,176
		12,635,028
TURKEY — 0.3%
1,338,864	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,490,449
2,130,822	Tekfen Holding AS(a)	4,673,319
5,546,808	Turk Telekomunikasyon AS(a)	7,647,197
3,437,944	Turkcell Iletisim Hizmetleri AS	8,503,305
		28,314,270
UNITED KINGDOM — 4.3%
66,728	3i Group Plc	2,729,266
36,706	4imprint Group Plc	2,418,591
315,422	abrdn Plc	537,482
138,734	Abrdn Property Income Trust Ltd. REIT	108,944
7,739	accesso Technology Group Plc(a)	50,893
100,883	AG Barr Plc	810,421
585,621	AJ Bell Plc	3,356,548
19,862	Alpha Group International Plc(c)	545,515
2,660,004	Alphawave IP Group Plc(a)	3,820,956
187,516	AO World Plc(a)	262,587
141,300	Ashmore Group Plc	384,076
3,437,245	Assura Plc REIT	1,783,499
402,159	Aviva Plc	2,349,613
8,127	Avon Technologies Plc	128,687
49,566	B&M European Value Retail SA	247,726
2,325,567	Balfour Beatty Plc	13,338,228
54,365	Bank of Georgia Group Plc	2,916,199
102,106	Big Yellow Group Plc REIT	1,590,460
27,727	Bloomsbury Publishing Plc	243,118
1,100,595	Breedon Group Plc	6,244,314
36,294	Bridgepoint Group Plc(c)(d)	145,827
1,041,551	British Land Co. Plc (The) REIT	5,353,309
2,309	Brooks Macdonald Group Plc	50,019
16,440	Burberry Group Plc	166,069
272,630	Bytes Technology Group Plc	1,591,786
133,850	Care REIT Plc(c)	149,811
176,183	Central Asia Metals Plc	399,835
241,808	Centrica Plc	365,741
10,247	Cerillion Plc	247,083
1,890,064	Chemring Group Plc	8,651,858
16,557	Chesnara Plc	53,694
Shares		Value
UNITED KINGDOM (continued)
41,960	Clarkson Plc	$1,901,802
286,131	Close Brothers Group Plc(a)	841,210
535,842	CLS Holdings Plc REIT	640,503
298,200	CNH Industrial NV	3,348,786
15,437	Cohort Plc	176,759
54,027	Computacenter Plc	1,525,666
6,694,070	ConvaTec Group Plc(c)(d)	18,419,981
1,629	Costain Group Plc	2,195
54,707	Cranswick Plc	3,576,476
939,649	Currys Plc(a)	999,595
886	Derwent London Plc REIT	25,020
2,888,090	Direct Line Insurance Group Plc	6,118,610
213,961	dotdigital group Plc	244,716
117,570	Drax Group Plc	944,472
198,873	Dunelm Group Plc	2,849,013
60,189	easyJet Plc	396,435
1,978	Eco Animal Health Group Plc(a)	1,887
71,545	Ecora Resources Plc	57,382
599,872	EnQuest Plc(a)	95,296
1,306	Epwin Group Plc	1,785
2,375	Eurocell Plc	5,574
293,386	FDM Group Holdings Plc	1,339,205
2,228,960	Firstgroup Plc	3,831,219
138,354	Foresight Group Holdings Ltd.	829,563
154,108	Foxtons Group Plc	116,844
27	Frasers Group Plc(a)	265
25,799	Frontier Developments Plc(a)	88,156
14,043	Fuller Smith & Turner Plc - Class A	128,203
21,075	Galliford Try Holdings Plc	105,440
61,767	Games Workshop Group Plc	9,525,597
6,136	Gaming Realms Plc(a)	2,991
306,638	Gamma Communications Plc	6,278,863
172,378	Greggs Plc	6,094,720
27,428	Gulf Keystone Petroleum Ltd.	45,730
115,860	Harbour Energy Plc	412,930
22,413	Hargreaves Services Plc	158,374
77,484	Harworth Group Plc	178,342
12,805	Helical Plc REIT	32,957
90,739	Hill & Smith Plc	2,381,019
77,794	Hilton Food Group Plc	902,803
573,377	Howden Joinery Group Plc	6,225,251
228,752	Hunting Plc	889,317
431,167	IG Group Holdings Plc	4,975,916
92,590	IMI Plc	1,969,938
133,210	IntegraFin Holdings Plc(c)	632,105
8,070	InterContinental Hotels Group Plc	890,950
17,220	Intermediate Capital Group Plc	457,853
54,352	International Personal Finance Plc	93,212
38,846	Intertek Group Plc	2,328,182
617,453	ITM Power Plc(a)	334,393
224,943	J D Wetherspoon Plc	1,780,924
11,132	James Halstead Plc	27,991
2,870,865	JD Sports Fashion Plc	4,590,278

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
UNITED KINGDOM (continued)
1,314,052	JET2 Plc	$24,348,591
144,146	Johnson Matthey Plc	2,765,732
873,936	Johnson Service Group Plc	1,683,584
685,783	Jupiter Fund Management Plc	711,848
1,098,866	Just Group Plc	1,898,690
238,000	Kainos Group Plc	2,292,462
145,791	Keller Group Plc	3,075,520
986,170	Kier Group Plc	1,815,869
114,120	Kingfisher Plc	430,420
3,475	Knights Group Holdings Plc(c)	5,579
138,881	Lancashire Holdings Ltd.	1,129,995
80,156	Liontrust Asset Management Plc	501,282
730,762	LondonMetric Property Plc REIT	1,828,025
28,648	Macfarlane Group Plc	41,373
2,119,049	Man Group Plc	5,426,562
3,755,559	Marks & Spencer Group Plc	18,198,512
426,840	Marston’s Plc(a)	211,624
183,328	ME Group International Plc	502,334
72,175	Mears Group Plc	316,890
3,414,912	Mitie Group Plc	5,134,316
7,054	MJ Gleeson Plc	54,848
932,146	MONY Group Plc	2,259,677
323,322	Moonpig Group Plc(a)	1,042,269
24,400	Morgan Sindall Group Plc	1,178,274
8,604	MP Evans Group Plc	102,291
34,136	Next Plc	4,309,231
307,405	Ninety One Plc	654,825
306	Norcros Plc	1,081
15,511	Odfjell Technology Ltd.	71,208
391,073	OSB Group Plc	1,784,104
14,039	Oxford Biomedica Plc(a)	72,048
89,977	Oxford Metrics Plc	66,132
208,024	Pagegroup Plc	958,677
558,244	Paragon Banking Group Plc	4,938,018
43,268	PayPoint Plc	429,598
483,304	Pearson Plc	7,101,322
35,200	Pentair Plc	3,489,024
165,885	Pets at Home Group Plc	633,573
130,093	Pharos Energy Plc	36,737
215,350	Picton Property Income Ltd. (The) REIT	192,434
198,917	Polar Capital Holdings Plc	1,226,039
1,275,473	Primary Health Properties Plc REIT	1,568,182
871,613	QinetiQ Group Plc	5,158,707
14,183	Rank Group Plc	16,094
46,421	Reach Plc	55,308
21,194	Renew Holdings Plc	298,975
46,426	Renishaw Plc	1,885,716
27,326	Renold Plc	18,111
20,366	Rightmove Plc	154,624
360,547	Rolls-Royce Holdings Plc(a)	2,489,114
2,662,558	Rotork Plc	10,313,439
174,656	RS GROUP Plc	1,565,211
Shares		Value
UNITED KINGDOM (continued)
260,399	RWS Holdings Plc	$492,913
126,201	Safestore Holdings Plc REIT	1,316,485
25,836	Sanderson Design Group Plc	22,820
56,229	Savills Plc	778,698
753,379	Serco Group Plc	1,700,999
90,692	Shaftesbury Capital Plc REIT	158,691
573,114	Smiths Group Plc	11,299,338
74,224	Smiths News Plc	54,362
147,140	Softcat Plc	3,215,918
364,112	Speedy Hire Plc	155,406
31,099	Spirax Group Plc	2,588,494
918,422	Spirent Communications Plc(a)	1,989,556
869,808	St. James’s Place Plc	9,118,396
851,866	Standard Chartered Plc	9,890,341
77,094	SThree Plc	351,410
69,854	Stolt-Nielsen Ltd.	1,987,628
450,528	Subsea 7 SA	6,892,953
393,209	Target Healthcare REIT Plc	459,870
5,990	Tatton Asset Management Plc	52,676
2,786,716	Taylor Wimpey Plc	5,257,043
53,261	Team Internet Group Plc	89,418
113,900	TechnipFMC Plc	3,039,991
40,091	Telecom Plus Plc	868,482
246,372	TORM Plc - Class A	6,419,989
1,044,644	TP ICAP Group Plc	3,024,051
1,520,605	Trainline Plc(a)(c)(d)	7,631,216
29,823	TT Electronics plc	30,380
47,401	Vanquis Banking Group Plc	27,596
2,133	Victorian Plumbing Group Plc	3,067
227,051	Vistry Group Plc(a)	2,662,751
24,784	Volution Group Plc	184,716
114,875	Warehouse Reit Plc(c)	127,684
136,007	Weir Group Plc (The)	3,665,321
90,934	WH Smith Plc	1,547,764
333,481	Wickes Group Plc	688,011
36,149	Workspace Group Plc REIT	257,766
273,127	XPS Pensions Group Plc(c)	1,260,817
37,624	Zigup Plc	171,983
		376,793,948
UNITED STATES — 49.5%
208,599	Academy Sports & Outdoors, Inc.	10,609,345
30,600	AECOM	3,268,080
28,400	Aflac, Inc.	2,976,036
21,700	Agilent Technologies, Inc.	2,827,727
83,173	Agilysys, Inc.(a)	8,320,627
40,080	Agios Pharmaceuticals, Inc.(a)	1,780,754
305,000	Albany International Corp. - Class A	20,715,600
25,100	Alexandria Real Estate Equities, Inc. REIT	2,799,905
52,400	Alliant Energy Corp.	3,144,000
120,371	Alphatec Holdings, Inc.(a)	944,912
30,800	American Electric Power Co., Inc.	3,041,500

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
UNITED STATES (continued)
6,950	Ameriprise Financial, Inc.	$3,546,585
255,000	AMERISAFE, Inc.	13,782,750
330,775	Amphastar Pharmaceuticals, Inc.(a)	16,714,061
13,050	Appfolio, Inc. - Class A(a)	2,712,703
100,249	Applied Industrial Technologies, Inc.	23,216,666
33,900	AppLovin Corp. - Class A(a)	5,742,321
22,900	Arrow Electronics, Inc.(a)	2,717,543
15,800	Assurant, Inc.	3,028,860
23,400	Atmos Energy Corp.	3,247,452
835,000	AtriCure, Inc.(a)	27,705,300
13,850	AvalonBay Communities, Inc. REIT	3,069,299
1,646,112	Avantor, Inc.(a)	36,823,525
14,000	Avery Dennison Corp.	2,898,420
135,500	Avidity Biosciences, Inc.(a)	5,726,230
39,508	Axon Enterprise, Inc.(a)	16,731,638
184,157	AZEK Co., Inc. (The)(a)	8,102,908
450,000	Baldwin Insurance Group, Inc. (The) (a)	20,817,000
140,000	BancFirst Corp.	15,219,400
45,500	Bank of New York Mellon Corp. (The)	3,428,880
153,387	Beacon Roofing Supply, Inc.(a)	14,122,341
20,220	BeiGene Ltd. - ADR(a)	4,097,381
34,300	Best Buy Co., Inc.	3,101,749
42,800	Bio-Techne Corp.	3,156,500
704,891	BJ’s Wholesale Club Holdings, Inc.(a)	59,725,414
331,163	Booz Allen Hamilton Holding Corp.	60,159,071
700,000	Bowlero Corp. - Class A	7,259,000
775,000	Braze, Inc. - Class A(a)	24,381,500
184,498	Bright Horizons Family Solutions, Inc. (a)	24,624,948
67,100	Brighthouse Financial, Inc.(a)	3,173,830
1,006,646	BrightView Holdings, Inc.(a)	16,488,861
12,843	Brookfield Renewable Corp. - Class A	393,218
47,700	Bruker Corp.	2,700,297
11,100	Burlington Stores, Inc.(a)	2,750,247
240,016	BWX Technologies, Inc.	29,221,948
6,500	CACI International, Inc. - Class A(a)	3,591,640
206,129	Cactus, Inc. - Class A	12,221,388
115,779	Calix, Inc.(a)	4,096,261
60,500	Campbell Soup Co.	2,822,325
105,233	Carlisle Cos., Inc.	44,432,530
148,647	Casella Waste Systems, Inc. - Class A(a)	14,549,568
33,187	Cavco Industries, Inc.(a)	13,599,867
278,111	CBIZ, Inc.(a)	19,170,191
1,716,999	CCC Intelligent Solutions Holdings, Inc.(a)	17,873,960
158,966	CDW Corp.	29,922,170
51,091	Celcuity, Inc.(a)	791,910
245,000	Celsius Holdings, Inc.(a)	7,369,600
505,000	Central Garden & Pet Co. - Class A(a)	14,715,700
29,800	CH Robinson Worldwide, Inc.	3,070,592
155,857	Champion Homes, Inc.(a)	13,751,263
Shares		Value
UNITED STATES (continued)
14,950	Charles River Laboratories International, Inc.(a)	$2,669,771
28,100	Cheniere Energy, Inc.	5,377,778
23,000	Cincinnati Financial Corp.	3,239,090
71,400	Citizens Financial Group, Inc.	3,007,368
201,389	Civitas Resources, Inc.	9,825,769
240,034	Clean Harbors, Inc.(a)	55,510,263
600,000	Clearwater Analytics Holdings, Inc. - Class A(a)	15,666,000
45,100	CMS Energy Corp.	3,139,411
77,200	Cognex Corp.	3,105,756
39,700	Cognizant Technology Solutions Corp. - Class A	2,961,223
42,264	Comfort Systems USA, Inc.	16,526,915
48,400	Commerce Bancshares, Inc.	3,025,000
19,625	CommVault Systems, Inc.(a)	3,065,229
975,000	Confluent, Inc. - Class A(a)	25,515,750
380,000	CONMED Corp.	25,931,200
161,694	Construction Partners, Inc. - Class A(a)	12,730,169
374,273	Cooper Cos., Inc. (The)(a)	39,178,898
727,934	Core & Main, Inc. - Class A(a)	32,232,918
10,150	Corpay, Inc.(a)	3,346,658
146,177	Crane Co.	22,990,719
232,500	Crane NXT Co.	12,617,775
27,000	Crown Castle, Inc. REIT	2,902,230
33,800	Crown Holdings, Inc.	3,161,990
322,400	Cullen/Frost Bankers, Inc.	41,057,640
9,850	Cummins, Inc.	3,240,453
50,075	Curtiss-Wright Corp.	17,273,872
517,770	CVB Financial Corp.	10,060,271
19,700	DaVita, Inc.(a)	2,754,257
21,900	Deckers Outdoor Corp.(a)	3,523,491
74,675	Denali Therapeutics, Inc.(a)	1,938,563
67,600	Devon Energy Corp.	2,614,768
15,500	Diamondback Energy, Inc.	2,739,935
20,300	Digital Realty Trust, Inc. REIT	3,618,069
122,275	Diodes, Inc.(a)	7,150,642
7,200	Domino’s Pizza, Inc.	2,978,856
16,700	Dover Corp.	3,161,811
29,500	DR Horton, Inc.	4,985,500
125,700	Dropbox, Inc. - Class A(a)	3,249,345
11,550	Eagle Materials, Inc.	3,297,063
36,900	East West Bancorp, Inc.	3,597,381
51,700	eBay, Inc.	2,973,267
100,554	Edgewise Therapeutics, Inc.(a)	3,375,598
590,407	Element Solutions, Inc.	16,000,030
351,633	elf Beauty, Inc.(a)	37,009,373
33,500	Encompass Health Corp.	3,331,910
540,000	Enerpac Tool Group Corp.	23,824,800
131,794	Ensign Group, Inc. (The)	20,426,752
52,457	Entegris, Inc.	5,492,772
25,500	Entergy Corp.	3,946,890

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
UNITED STATES (continued)
84,028	ePlus, Inc.(a)	$7,474,291
146,706	Equifax, Inc.	38,880,024
41,800	Equity Residential REIT	2,941,466
300,000	Esab Corp.	36,912,000
350,000	ESCO Technologies, Inc.	43,939,000
220,550	Essent Group Ltd.	13,235,206
10,400	Essex Property Trust, Inc. REIT	2,952,144
29,000	Euronet Worldwide, Inc.(a)	2,855,630
527,224	ExlService Holdings, Inc.(a)	21,969,424
22,300	Expedia Group, Inc.(a)	3,485,713
24,900	Expeditors International of Washington, Inc.	2,963,100
17,200	Extra Space Storage, Inc. REIT	2,808,760
15,300	F5, Inc.(a)	3,578,364
1,800	Fair Isaac Corp.(a)	3,587,598
44,900	Fastenal Co.	3,510,282
80,900	Ferguson Enterprises, Inc.	15,916,266
51,600	Fidelity National Financial, Inc.	3,104,772
72,800	Fifth Third Bancorp	3,179,904
975,000	First Financial Bankshares, Inc.	35,236,500
526,590	First Watch Restaurant Group, Inc.(a)	8,949,397
188,746	FirstCash Holdings, Inc.	19,529,549
442,484	Five9, Inc.(a)	13,066,553
388,355	Fluor Corp.(a)	20,303,199
220,550	FormFactor, Inc.(a)	8,376,489
74,300	Fox Corp. - Class A	3,120,600
170,000	Freshpet, Inc.(a)	22,531,800
710,000	Freshworks, Inc. - Class A(a)	8,307,000
6,350	Gartner, Inc.(a)	3,190,875
116,800	Gen Digital, Inc.	3,400,048
19,400	Generac Holdings, Inc.(a)	3,211,670
43,000	General Mills, Inc.	2,924,860
350,000	German American Bancorp, Inc.	14,171,500
80,025	Glaukos Corp.(a)	10,583,306
422,400	Globus Medical, Inc. - Class A(a)	31,063,296
18,600	GoDaddy, Inc. - Class A(a)	3,102,480
118,969	Guidewire Software, Inc.(a)	22,159,166
104,416	Hamilton Lane, Inc. - Class A	18,757,290
27,000	Hartford Financial Services Group, Inc. (The)	2,981,880
44,500	Hasbro, Inc.	2,920,535
630,000	Hayward Holdings, Inc.(a)	10,243,800
171,800	Healthcare Realty Trust, Inc. REIT	2,951,524
124,700	HealthEquity, Inc.(a)	10,630,675
135,700	Healthpeak Properties, Inc. REIT	3,046,465
15,600	Hershey Co. (The)	2,770,248
159,200	Hewlett Packard Enterprise Co.	3,102,808
63,000	HF Sinclair Corp.	2,432,430
15,900	Hilton Worldwide Holdings, Inc.	3,734,115
38,200	Hologic, Inc.(a)	3,089,234
85,800	HP, Inc.	3,047,616
209,000	Huntington Bancshares, Inc.	3,258,310
11,100	Huntington Ingalls Industries, Inc.	2,053,056
Shares		Value
UNITED STATES (continued)
46,800	Incyte Corp.(a)	$3,468,816
209,526	Independent Bank Group, Inc.	12,227,937
57,990	Ingersoll Rand, Inc.	5,567,040
96,892	Innospec, Inc.	10,443,020
153,471	Inspire Medical Systems, Inc.(a)	29,932,984
44,127	Installed Building Products, Inc.	9,571,146
44,202	Insulet Corp.(a)	10,234,089
24,600	Interactive Brokers Group, Inc. - Class A	3,753,468
62,700	International Paper Co.	3,482,358
153,387	International Seaways, Inc.	6,678,470
68,051	Interparfums, Inc.	8,238,935
85,200	Invitation Homes, Inc. REIT	2,676,132
25,697	Ionis Pharmaceuticals, Inc.(a)	986,508
185,000	iRhythm Technologies, Inc.(a)	13,401,400
26,900	Iron Mountain, Inc. REIT	3,328,337
105,000	J & J Snack Foods Corp.	17,232,600
28,100	Jabil, Inc.	3,458,829
26,700	Jazz Pharmaceuticals Plc(a)	2,937,801
25,100	JM Smucker Co. (The)	2,849,101
375,000	John Bean Technologies Corp.	41,782,500
11,900	Jones Lang LaSalle, Inc.(a)	3,224,424
35,000	Kadant, Inc.	11,657,100
275,242	Keysight Technologies, Inc.(a)	41,013,810
247,100	Kinder Morgan, Inc.	6,056,421
38,045	Kinsale Capital Group, Inc.	16,287,445
153,881	Kirby Corp.(a)	17,659,384
150,000	Lancaster Colony Corp.	26,040,000
64,900	Lattice Semiconductor Corp.(a)	3,287,834
68,031	Legend Biotech Corp. - ADR(a)	3,062,756
19,700	Leidos Holdings, Inc.	3,608,252
18,600	Lennar Corp. - Class A	3,167,580
393,098	Liberty Energy, Inc.	6,710,183
218,273	Light & Wonder, Inc.(a)	20,469,642
15,400	Lincoln Electric Holdings, Inc.	2,965,424
95,100	Lincoln National Corp.	3,304,725
313,782	Live Nation Entertainment, Inc.(a)	36,756,423
37,900	Loews Corp.	2,992,584
18,300	M&T Bank Corp.	3,562,644
14,700	Madison Square Garden Sports Corp.(a)	3,273,690
31,175	Madrigal Pharmaceuticals, Inc.(a)	8,084,924
532,064	Magnolia Oil & Gas Corp. - Class A	13,450,578
174,452	Manhattan Associates, Inc.(a)	45,943,679
43,600	Masco Corp.	3,484,076
27,500	MasTec, Inc.(a)	3,379,475
238,722	Matador Resources Co.	12,439,803
81,700	Match Group, Inc.(a)	2,943,651
38,500	McCormick & Co, Inc.	3,012,240
113,374	Medpace Holdings, Inc.(a)	35,624,378
40,800	MetLife, Inc.	3,199,536
2,150	Mettler-Toledo International, Inc.(a)	2,777,262
122,500	MGIC Investment Corp.	3,067,400

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
UNITED STATES (continued)
350,000	MGP Ingredients, Inc.	$16,814,000
42,300	Microchip Technology, Inc.	3,103,551
106,298	MKS Instruments, Inc.	10,558,580
3,350	Monolithic Power Systems, Inc.	2,543,655
265,657	MSA Safety, Inc.	44,085,779
162,862	Mueller Industries, Inc.	13,349,798
39,704	Murphy USA, Inc.	19,393,419
244,362	Myriad Genetics, Inc.(a)	5,366,190
654,958	Nasdaq, Inc.	48,414,495
2,010,000	Neogen Corp.(a)	28,702,800
23,000	NetApp, Inc.	2,652,130
20,100	Neurocrine Biosciences, Inc.(a)	2,417,427
108,900	News Corp. - Class A	2,967,525
93,000	NiSource, Inc.	3,269,880
34,300	Northern Trust Corp.	3,447,836
222,182	Novanta, Inc.(a)	37,824,264
36,400	NRG Energy, Inc.	3,290,560
630,000	Nutanix, Inc. - Class A(a)	39,123,000
340	NVR, Inc.(a)	3,111,955
138,804	Ocular Therapeutix, Inc.(a)	1,461,606
31,200	Okta, Inc.(a)	2,242,968
15,300	Old Dominion Freight Line, Inc.	3,080,196
800,517	Old National Bancorp	15,417,957
160,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	14,692,800
430,000	Omnicell, Inc.(a)	20,915,200
30,900	Omnicom Group, Inc.	3,120,900
197,855	Onestream, Inc.(a)	5,840,680
90,159	Onto Innovation, Inc.(a)	17,881,234
69,400	Ovintiv, Inc.	2,720,480
305,000	Palomar Holdings, Inc.(a)	27,379,850
23,400	Paychex, Inc.	3,260,322
18,600	Paycom Software, Inc.	3,887,958
19,000	Paylocity Holding Corp.(a)	3,506,830
168,738	Penumbra, Inc.(a)	38,619,066
695,000	Phreesia, Inc.(a)	12,711,550
124,226	Pinnacle Financial Partners, Inc.	13,099,632
35,000	Pinnacle West Capital Corp.	3,073,350
165,000	PJT Partners, Inc. - Class A	22,928,400
575,290	Planet Fitness, Inc. - Class A(a)	45,171,771
39,218	Pool Corp.	14,182,798
196,550	Prestige Consumer Healthcare, Inc.(a)	14,495,562
38,300	Principal Financial Group, Inc.	3,155,920
180,000	PROCEPT BioRobotics Corp.(a)	16,200,000
25,900	Prudential Financial, Inc.	3,172,232
9,000	Public Storage REIT	2,961,540
550,400	Pure Storage, Inc. - Class A(a)	27,547,520
164,418	Q2 Holdings, Inc.(a)	13,919,628
27,100	Qorvo, Inc.(a)	1,931,146
11,250	Quanta Services, Inc.	3,393,338
19,800	Quest Diagnostics, Inc.	3,065,634
263,712	RadNet, Inc.(a)	17,151,828
280,000	RB Global, Inc.	23,727,200
Shares		Value
UNITED STATES (continued)
149,480	RBC Bearings, Inc.(a)	$41,906,718
18,400	Regal Rexnord Corp.	3,064,336
14,550	Reinsurance Group of America, Inc.	3,071,214
128,280	Reliance Worldwide Corp. Ltd.	439,834
10,700	Reliance, Inc.	3,063,838
195,000	Repligen Corp.(a)	26,182,650
52,600	Replimune Group, Inc.(a)	618,576
13,550	ResMed, Inc.	3,285,469
300,949	REV Group, Inc.	7,975,149
25,200	Revvity, Inc.	2,988,468
47,300	Robert Half, Inc.	3,221,603
315,900	Rollins, Inc.	14,891,526
21,600	Royal Gold, Inc.	3,154,896
520,000	Rubrik, Inc. - Class A(a)	21,455,200
118,059	RxSight, Inc.(a)	5,980,869
687,747	Ryan Specialty Holdings, Inc.	45,301,895
161,169	Ryman Hospitality Properties, Inc. REIT	17,253,141
147,435	Saia, Inc.(a)	72,038,215
135,608	SBA Communications Corp. REIT	31,117,968
87,400	Sealed Air Corp.	3,162,132
125,000	Selective Insurance Group, Inc.	11,352,500
285,000	Sensient Technologies Corp.	21,511,800
1,070,000	SentinelOne, Inc. - Class A(a)	27,595,300
385,000	ServisFirst Bancshares, Inc.	32,008,900
125,000	Shake Shack, Inc. - Class A(a)	15,208,750
217,191	Shift4 Payments, Inc. - Class A(a)	19,642,754
780,000	SI-BONE, Inc.(a)	10,764,000
18,200	Simon Property Group, Inc. REIT	3,077,984
1,150,000	Simply Good Foods Co. (The)(a)	38,709,000
127,063	Simpson Manufacturing Co., Inc.	22,844,657
470,000	Skyward Specialty Insurance Group, Inc.(a)	20,778,700
28,400	Skyworks Solutions, Inc.	2,487,272
141,900	SLM Corp.	3,126,057
610,000	Smartsheet, Inc. - Class A(a)	34,416,200
184,551	SouthState Corp.	17,999,259
83,360	SPS Commerce, Inc.(a)	13,754,400
41,100	SS&C Technologies Holdings, Inc.	2,874,123
44,908	STAAR Surgical Co.(a)	1,301,883
413,247	STAG Industrial, Inc. REIT	15,405,848
164,110	Standex International Corp.	30,176,547
30,200	Stanley Black & Decker, Inc.	2,806,788
36,100	State Street Corp.	3,350,080
236,582	STERIS Plc	52,485,717
285,000	Stock Yards Bancorp, Inc.	18,376,800
290,477	Summit Materials, Inc. - Class A(a)	13,771,515
296,885	Synovus Financial Corp.	14,805,655
400,000	Tandem Diabetes Care, Inc.(a)	12,548,000
72,905	Tarsus Pharmaceuticals, Inc.(a)	3,243,543
12,650	Teleflex, Inc.	2,543,409
485,000	Tenable Holdings, Inc.(a)	19,210,850
108,600	Teradata Corp.(a)	3,500,178

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

Shares		Value
UNITED STATES (continued)
22,900	Teradyne, Inc.	$2,432,209
237,340	Terreno Realty Corp. REIT	14,228,533
65,000	Tetra Tech, Inc.	3,177,200
158,256	Texas Capital Bancshares, Inc.(a)	12,177,799
117,573	Texas Roadhouse, Inc.	22,470,552
26,000	TKO Group Holdings, Inc.(a)	3,036,020
11,200	Tractor Supply Co.	2,973,712
410,075	Tradeweb Markets, Inc. - Class A	52,079,525
202,800	Transcat, Inc.(a)	19,381,596
310,000	TriMas Corp.	8,323,500
53,800	Trimble, Inc.(a)	3,254,900
211,900	TripAdvisor, Inc.(a)	3,398,876
5,350	Tyler Technologies, Inc.(a)	3,239,906
70,600	UDR, Inc. REIT	2,978,614
72,996	UFP Technologies, Inc.(a)	19,489,932
450,741	UiPath, Inc. - Class A(a)	5,571,159
38,150	United Rentals, Inc.	31,008,320
8,800	United Therapeutics Corp.(a)	3,290,936
13,100	Universal Health Services, Inc. - Class B	2,676,461
875,975	US Foods Holding Corp.(a)	54,003,859
1,515,000	Utz Brands, Inc.	26,088,300
73,200	Valvoline, Inc.(a)	2,948,496
595,000	Veracyte, Inc.(a)	20,075,300
27,500	Veralto Corp.	2,810,225
190,000	Vericel Corp.(a)	8,367,600
16,800	VeriSign, Inc.(a)	2,970,912
11,450	Verisk Analytics, Inc.	3,145,544
373,883	Vertex, Inc. - Class A(a)	15,519,883
259,800	Viatris, Inc.	3,013,680
2,193,315	ViewRay, Inc.(a)	0
99,600	Virtu Financial, Inc. - Class A	3,083,616
35,900	Vistra Corp.	4,486,064
310,000	Vita Coco Co., Inc. (The)(a)	9,179,100
421,839	Vontier Corp.	15,641,790
52,300	W R Berkley Corp.	2,989,991
9,050	Waters Corp.(a)	2,924,145
100,000	Watts Water Technologies, Inc. - Class A	19,059,000
197,413	WaVe Life Sciences Ltd.(a)	2,706,532
162,287	WEX, Inc.(a)	28,010,736
32,300	Whirlpool Corp.	3,343,373
110,100	Williams Cos, Inc. (The)	5,765,937
301,349	WillScot Holdings Corp.(a)	9,986,706
44,851	Wingstop, Inc.	12,903,184
34,643	Winmark Corp.	12,918,028
374,406	Wolfspeed, Inc.(a)	4,983,344
360,000	WSFS Financial Corp.	17,701,200
3,150	WW Grainger, Inc.	3,494,075
216,915	Wyndham Hotels & Resorts, Inc.	19,157,933
22,400	Xylem, Inc.	2,727,872
31,500	Yum! Brands, Inc.	4,131,540
Shares		Value
UNITED STATES (continued)
8,800	Zebra Technologies Corp. - Class A(a)	$3,361,336
		4,381,542,655
Total Common Stocks (Cost $6,715,920,547)		7,885,804,965

RIGHTS/WARRANTS — 0.0%
ITALY — 0.0%
610,408	CIR SpA-Compagnie Industriali, Rights, Expire 11/08/24(a)(b)	0
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR, Rights, Expire 12/31/49(a)(b)(e)	0
Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS(f) — 8.6%
88,800	iShares Semiconductor ETF	19,381,488
874,875	SPDR S&P Biotech ETF	84,889,121
101,388	SPDR S&P Oil & Gas Exploration & Production ETF	13,254,453
1,116,190	SPDR S&P Regional Banking ETF	65,799,401
5,291,467	Utilities Select Sector SPDR Fund	422,841,128
2,846,650	VanEck Junior Gold Miners ETF	146,830,207
Total Exchange-Traded Funds (Cost $659,916,476)		752,995,798

INVESTMENT COMPANY — 0.5%
48,587,852	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(g)	48,587,852
Total Investment Company (Cost $48,587,852)		48,587,852

Principal Amount
CASH SWEEP — 1.6%
$144,691,697	Citibank - U.S. Dollars on Deposit in Custody Account, 1.60%(g)	144,691,697
Total Cash Sweep (Cost $144,691,697)		144,691,697

TOTAL INVESTMENTS — 99.9% (Cost $7,569,116,572)		$8,832,080,312
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,443,091
NET ASSETS — 100.0%		$8,841,523,403

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2024

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $3,492,087 which is 0.04% of net assets and the cost is $58,700,770.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	A copy of the underlying funds’ financial statements is available upon request.
(g)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

38

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	October 31, 2024

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$604,992
38,900	Morgan Stanley, Series K, 5.85%	979,113
31,500	Public Storage, Series O, 3.90%	576,450
28,500	US Bancorp, Series L, 3.75%	495,900
122,100	Wells Fargo & Co., Series Z, 4.75%	2,559,216

Total Preferred Stocks (Cost $6,547,571)		5,215,671

EXCHANGE-TRADED FUNDS(a) — 16.5%
UNITED STATES — 16.5%
3,482,215	Invesco Preferred ETF	42,030,335
2,061,297	iShares JP Morgan USD Emerging Markets Bond ETF	187,413,123
833,680	iShares MBS ETF	77,398,851
1,115,770	SPDR Bloomberg Convertible Securities ETF	85,668,821

Total Exchange-Traded Funds (Cost $409,822,218)		392,511,130

Principal Amount
CORPORATE BONDS — 5.6%
AUSTRALIA — 0.0%
$425,000	Mineral Resources Ltd., 9.25%, 10/01/28(b)	447,430
AUSTRIA — 0.0%
625,000	Benteler International AG, 10.50%, 05/15/28(b)	646,121
CANADA — 0.2%
450,000	Bombardier, Inc., 7.50%, 02/01/29(b)	468,562
475,000	Bombardier, Inc., 7.25%, 07/01/31(b)	490,750
900,000	ERO Copper Corp., 6.50%, 02/15/30(b)	882,128
550,000	Garda World Security Corp., 7.75%, 02/15/28(b)	568,014
375,000	Garda World Security Corp., 8.25%, 08/01/32(b)	373,057
450,000	Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	451,125
400,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	411,544
575,000	Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)	569,432
Principal Amount		Value
CANADA (continued)
$500,000	NOVA Chemicals Corp., 5.00%, 05/01/25(b)	$497,861
75,000	NOVA Chemicals Corp., 4.25%, 05/15/29(b)	68,326
850,000	Ontario Gaming GTA LP/OTG Co- Issuer, Inc., 8.00%, 08/01/30(b)	873,650
		5,654,449
CAYMAN ISLANDS — 0.1%
450,000	Azorra Finance Ltd., 7.75%, 04/15/30(b)	444,643
631,125	Seagate HDD Cayman, 9.63%, 12/01/32	719,279
		1,163,922
FRANCE — 0.0%
550,000	Constellium SE, 6.38%, 08/15/32(b)	541,393
IRELAND — 0.1%
450,000	Adient Global Holdings Ltd., 8.25%, 04/15/31(b)	466,166
475,000	Cimpress Plc, 7.38%, 09/15/32(b)	467,635
325,000	Perrigo Finance Unlimited Co., Series USD, 6.13%, 09/30/32	320,937
		1,254,738
ITALY — 0.0%
363,000	Optics Bidco SpA, Series 2033, 6.38%, 11/15/33(b)	365,806
LUXEMBOURG — 0.1%
300,000	Altice Financing SA, 5.00%, 01/15/28(b)	253,694
525,000	Connect Finco SARL/Connect US Finco LLC, 9.00%, 09/15/29(b)	498,670
650,000	Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	610,728
		1,363,092
MALTA — 0.0%
475,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 06/01/28(b)	466,631
525,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.38%, 02/01/30(b)	449,398
		916,029

39

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
NETHERLANDS — 0.1%
$475,000	Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	$495,262
250,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	261,261
260,000	Sigma Holdco BV, 7.88%, 05/15/26(b)	257,496
		1,014,019
UNITED KINGDOM — 0.0%
250,000	California Buyer Ltd./Atlantica Sustainable Infrastructure Plc, 6.38%, 02/15/32(b)	248,272
675,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	658,732
		907,004
UNITED STATES — 5.0%
900,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	851,695
650,000	AdaptHealth LLC, 6.13%, 08/01/28(b)	640,308
700,000	Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	704,853
550,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(b)	553,703
625,000	Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	636,046
75,000	Alpha Generation LLC, 6.75%, 10/15/32(b)	76,054
381,965	Ambac Assurance Corp., 5.10%(b)(c)	529,976
200,000	Amentum Holdings, Inc., 7.25%, 08/01/32(b)	207,153
900,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	891,214
575,000	American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	522,891
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	976,806
875,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	892,816
800,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	792,417
Principal Amount		Value
UNITED STATES (continued)
$50,000	Avient Corp., 6.25%, 11/01/31(b)	$50,146
625,000	Baldwin Insurance Group Holdings LLC, 7.13%, 05/15/31(b)	637,444
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. Term SOFR + 3.393%), 4.63%(c)(d)	619,817
650,000	Bath & Body Works, Inc., 6.63%, 10/01/30(b)	650,841
425,000	BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)	427,525
625,000	Berry Global, Inc., 5.63%, 07/15/27(b)	623,948
425,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	435,991
325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	335,727
275,000	Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	289,910
925,000	Boyd Gaming Corp., 4.75%, 06/15/31(b)	863,293
850,000	Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	897,802
500,000	Brinker International, Inc., 8.25%, 07/15/30(b)	532,244
750,000	Brink’s Co. (The), 6.75%, 06/15/32(b)	763,802
625,000	Buckeye Partners LP, 4.50%, 03/01/28(b)	595,286
575,000	Builders FirstSource, Inc., 4.25%, 02/01/32(b)	514,388
700,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	698,292
975,000	Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	1,044,272
450,000	Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	461,274
166,000	Calpine Corp., 5.25%, 06/01/26(b)	164,904
750,000	Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	753,459
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)	954,551

40

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
$1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	$1,116,424
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	433,894
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/33(b)	665,275
425,000	Champions Financing, Inc., 8.75%, 02/15/29(b)	429,052
1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	1,454,935
400,000	Chart Industries, Inc., 7.50%, 01/01/30(b)	416,032
100,000	Chobani Holdco II LLC, PIK, 8.75%, 10/01/29(b)	103,165
750,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(b)	706,302
875,000	Civitas Resources, Inc., 8.63%, 11/01/30(b)	919,246
450,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)	436,258
425,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/30(b)	433,327
875,000	Cloud Software Group, Inc., 6.50%, 03/31/29(b)	854,493
550,000	Cloud Software Group, Inc., 9.00%, 09/30/29(b)	549,950
400,000	Cloud Software Group, Inc., 8.25%, 06/30/32(b)	411,139
450,000	Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)	456,975
1,025,000	Cogent Communications Group LLC, 7.00%, 06/15/27(b)	1,035,876
350,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)	312,820
425,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(b)	433,331
450,000	CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	411,844
Principal Amount		Value
UNITED STATES (continued)
$800,000	Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	$839,503
550,000	Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	543,046
800,000	Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/31(b)	861,927
575,000	DaVita, Inc., 6.88%, 09/01/32(b)	577,996
250,000	Dcli Bidco LLC, 7.75%, 11/15/29(b)	254,225
1,325,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	1,275,746
475,000	DISH DBS Corp., 5.13%, 06/01/29	315,983
850,000	DISH Network Corp., 11.75%, 11/15/27(b)	894,727
432,000	Edgewell Personal Care Co., 4.13%, 04/01/29(b)	403,314
275,000	Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	294,036
450,000	Energizer Holdings, Inc., 4.75%, 06/15/28(b)	431,985
550,000	EQM Midstream Partners LP, 6.50%, 07/15/48	553,488
204,000	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 04/26/28(b)	214,647
650,000	Expand Energy Corp., 4.75%, 02/01/32	610,877
675,000	Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	663,766
1,050,000	Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	1,091,561
300,000	Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(b)	308,524
700,000	Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(b)	718,202
750,000	Frontier Communications Holdings LLC, 8.63%, 03/15/31(b)	803,858
350,000	Glatfelter Corp., 7.25%, 11/15/31(b)	347,025
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	703,997
450,000	Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/31	395,576

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
$400,000	Gray Television, Inc., 10.50%, 07/15/29(b)	$415,492
750,000	Gray Television, Inc., 5.38%, 11/15/31(b)	452,265
125,000	Group 1 Automotive, Inc., 6.38%, 01/15/30(b)	125,560
275,000	Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	276,422
450,000	Hanesbrands, Inc., 9.00%, 02/15/31(b)	482,156
1,075,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	1,087,465
650,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	691,700
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	803,638
675,000	Hilton Grand Vacations Borrower Escrow LLC, 4.88%, 07/01/31(b)	603,199
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)	427,488
575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	479,663
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30	965,752
225,000	Insight Enterprises, Inc., 6.63%, 05/15/32(b)	230,021
850,000	Iron Mountain, Inc. REIT, 5.25%, 07/15/30(b)	821,836
450,000	JELD-WEN, Inc., 4.88%, 12/15/27(b)	435,337
4,810,000	JP Morgan Chase & Co., Series HH, (3 mo. Term SOFR + 3.125%), 4.60%(c)(d)	4,786,932
575,000	Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	513,308
675,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	603,776
575,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.25%, 02/01/27(b)	556,738
Principal Amount		Value
UNITED STATES (continued)
$675,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(b)	$643,089
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	874,064
300,000	LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	313,318
400,000	Level 3 Financing, Inc., 10.50%, 04/15/29(b)	445,341
275,000	LifePoint Health, Inc., 9.88%, 08/15/30(b)	300,817
575,000	Light & Wonder International, Inc., 7.00%, 05/15/28(b)	577,441
550,000	Lightning Power LLC, 7.25%, 08/15/32(b)	572,188
475,000	LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	484,273
400,000	Lumen Technologies, Inc., 10.00%, 10/15/32(b)	398,500
800,000	Match Group Holdings II LLC, 5.00%, 12/15/27(b)	781,089
125,000	Mativ Holdings, Inc., 8.00%, 10/01/29(b)	127,194
850,000	Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(b)	869,266
300,000	Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	321,930
450,000	Michaels Cos., Inc. (The), 5.25%, 05/01/28(b)	323,815
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	779,780
1,050,000	Midcontinent Communications, 8.00%, 08/15/32(b)	1,068,729
1,050,000	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(b)	1,004,284
350,000	Neptune Bidco US, Inc., 9.29%, 04/15/29(b)	327,085
925,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	895,090
500,000	Newell Brands, Inc., 6.38%, 09/15/27	505,319
325,000	Newell Brands, Inc., 6.63%, 05/15/32	325,939
975,000	Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	984,462

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
$750,000	Novelis Corp., 3.88%, 08/15/31(b)	$658,665
900,000	Olympus Water US Holding Corp., 9.75%, 11/15/28(b)	954,818
600,000	OneMain Finance Corp., 5.38%, 11/15/29	575,025
775,000	Open Text Holdings, Inc., 4.13%, 12/01/31(b)	696,031
1,075,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	980,407
925,000	Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)	909,761
400,000	Patrick Industries, Inc., 6.38%, 11/01/32(b)	395,584
650,000	Penn Entertainment, Inc., 5.63%, 01/15/27(b)	637,615
621,000	Performance Food Group, Inc., 5.50%, 10/15/27(b)	615,737
500,000	PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)	475,319
400,000	Phinia, Inc., 6.75%, 04/15/29(b)	408,323
725,000	Phinia, Inc., 6.63%, 10/15/32(b)	722,614
500,000	PM General Purchaser LLC, 9.50%, 10/01/28(b)	507,985
875,000	Post Holdings, Inc., 4.63%, 04/15/30(b)	817,763
1,000,000	PRA Group, Inc., 5.00%, 10/01/29(b)	904,882
825,000	Prestige Brands, Inc., 3.75%, 04/01/31(b)	735,394
800,000	Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	813,004
175,000	Rain Carbon, Inc., 12.25%, 09/01/29(b)	186,584
554,000	Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)	595,482
525,000	Range Resources Corp., 8.25%, 01/15/29	540,903
1,000,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(b)	881,042
850,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 6.50%, 04/01/32(b)	860,087
Principal Amount		Value
UNITED STATES (continued)
$950,000	Rocket Software, Inc., 9.00%, 11/28/28(b)	$989,621
1,050,000	Rocket Software, Inc., 6.50%, 02/15/29(b)	976,365
500,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	493,113
650,000	Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	616,285
275,000	Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(b)	273,877
300,000	Royal Caribbean Cruises Ltd., 6.25%, 03/15/32(b)	305,856
407,000	Royal Caribbean Cruises Ltd., 6.00%, 02/01/33(b)	409,499
875,000	SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)	837,844
675,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	666,745
275,000	Sealed Air Corp., 7.25%, 02/15/31(b)	285,513
400,000	Service Properties Trust REIT, 5.25%, 02/15/26	387,960
775,000	Service Properties Trust REIT, 5.50%, 12/15/27	733,883
800,000	Service Properties Trust REIT, 4.95%, 10/01/29	639,399
450,000	Service Properties Trust REIT, 4.38%, 02/15/30	340,581
100,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	102,600
650,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	602,114
625,000	Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	640,667
425,000	Spirit AeroSystems, Inc., 9.38%, 11/30/29(b)	458,368
250,000	Standard Industries, Inc., 6.50%, 08/15/32(b)	251,555
800,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	766,790
250,000	Starwood Property Trust, Inc. REIT, 7.25%, 04/01/29(b)	255,823
1,150,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	1,079,292

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
$1,000,000	TEGNA, Inc., 5.00%, 09/15/29	$933,555
225,000	Terex Corp., 6.25%, 10/15/32(b)	223,956
700,000	TransDigm, Inc., 7.13%, 12/01/31(b)	724,341
475,000	TransDigm, Inc., 6.63%, 03/01/32(b)	483,041
400,000	TransDigm, Inc., 6.00%, 01/15/33(b)	396,506
925,000	TriNet Group, Inc., 7.13%, 08/15/31(b)	947,312
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 6.67%(c)(d)	1,641,190
925,000	United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	882,173
775,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 10.50%, 02/15/28(b)	825,506
600,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, 02/15/29(b)	516,546
750,000	Univision Communications, Inc., 8.00%, 08/15/28(b)	762,185
950,000	Venture Global LNG, Inc., 8.13%, 06/01/28(b)	985,894
675,000	Venture Global LNG, Inc., 9.50%, 02/01/29(b)	746,081
725,000	Venture Global LNG, Inc., 8.38%, 06/01/31(b)	753,047
500,000	Viasat, Inc., 5.63%, 09/15/25(b)	493,483
500,000	Vibrantz Technologies, Inc., 9.00%, 02/15/30(b)	468,420
175,000	Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	182,688
325,000	Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	323,965
575,000	Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	547,341
575,000	Vistra Operations Co. LLC, 6.88%, 04/15/32(b)	594,581
950,000	Vital Energy, Inc., 9.75%, 10/15/30	1,002,354
Principal Amount		Value
UNITED STATES (continued)
$425,000	VOC Escrow Ltd., 5.00%, 02/15/28(b)	$413,148
300,000	Williams Scotsman, Inc., 6.63%, 06/15/29(b)	304,552
875,000	Wilsonart LLC, 11.00%, 08/15/32(b)	861,663
550,000	Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)	553,044
100,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	101,250
525,000	Xerox Holdings Corp., 5.50%, 08/15/28(b)	430,532
775,000	Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)	689,757
700,000	ZF North America Capital, Inc., 7.13%, 04/14/30(b)	704,011
		118,435,853
Total Corporate Bonds (Cost $132,039,449)		132,709,856

ASSET-BACKED SECURITIES — 17.6%
CAYMAN ISLANDS — 0.9%
Collateralized Loan Obligations — 0.9%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. Term SOFR + 5.962%), 10.58%, 04/20/31(b)(d)	1,002,785
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 7.51%, 04/20/32(b)(d)(e)	5,888,150
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 7.28%, 01/20/31(b)(d)(e)	2,103,804
12,131,250	Madison Park Funding XLII Ltd., Series 13A, Class SUB, 2.23%, 11/21/47(b)(d)(e)	4,469,152
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 7.66%, 07/25/31(b)(d)(e)	959,492
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 8.44%, 10/23/30(b)(d)(e)	1,103,400
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. Term SOFR + 8.362%), 12.98%, 04/20/31(b)(d)(e)	5,295,328
		20,822,111

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES — 16.7%
Other Asset-Backed Securities — 16.7%
$2,841,103	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 8.11%, 09/25/60(b)	$2,831,273
149,754	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. Term SOFR + 1.164%), 5.90%, 01/25/34(d)	149,168
7,001,092	Ajax Mortgage Loan Trust, Series 2023-B, Class A, STEP, 4.25%, 10/25/62(b)	6,779,931
873,700	Ajax Mortgage Loan Trust, Series 2023-B, Class B, STEP, 4.25%, 10/25/62(b)	824,400
1,994,428	Ajax Mortgage Loan Trust, Series 2023-B, Class C, 3.29%, 10/25/62(b)(f)	970,721
329,242	Ajax Mortgage Loan Trust, Series 2023-B, Class SA, 1.15%, 10/25/62(b)(f)	294,316
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. Term SOFR + 2.094%), 6.83%, 05/25/35(d)	4,251,421
1,750,000	AMSR Trust, Series 2020-SFR1, Class G, 4.31%, 04/17/37(b)	1,731,378
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(b)	5,808,617
1,800,000	AMSR Trust, Series 2023-SFR2, Class F1, 3.95%, 06/17/40(b)	1,563,885
2,230,000	AMSR Trust, Series 2023-SFR2, Class F2, 3.95%, 06/17/40(b)	1,867,027
6,624,634	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.594%), 5.33%, 05/25/35(d)	5,275,835
4,728,117	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. Term SOFR + 0.804%), 5.54%, 01/25/36(d)	4,717,920
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,035,325	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. Term SOFR + 0.744%), 3.93%, 01/25/36(d)	$5,364,197
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)	862,042
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.23%, 12/10/25(d)	624,455
8,195,488	Barclays Mortgage Trust, Series 2021-NPL1, Class A, STEP, 2.00%, 11/25/51(b)	8,014,497
1,177,500	Barclays Mortgage Trust, Series 2021-NPL1, Class B, STEP, 4.63%, 11/25/51(b)	1,153,036
2,441,832	Barclays Mortgage Trust, Series 2021-NPL1, Class C, 0.00%, 11/25/51(b)(f)	3,087,569
4,982,925	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. Term SOFR + 1.114%), 5.83%, 05/28/39(b)(d)	4,003,282
761,431	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. Term SOFR + 1.414%), 6.13%, 05/28/39(b)(d)	394,353
590,246	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. Term SOFR + 1.114%), 5.83%, 12/28/40(b)(d)	585,530
1,239,649	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. Term SOFR + 1.044%), 5.76%, 12/28/40(b)(d)	1,190,571
908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. Term SOFR + 1.914%), 5.19%, 05/25/35(d)	907,991
2,620,575	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. Term SOFR + 1.134%), 5.34%, 12/25/35(d)	2,437,921

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,590,197	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. Term SOFR + 0.254%), 4.99%, 12/25/36(d)	$2,530,227
4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. Term SOFR + 2.364%), 7.10%, 04/25/36(d)	4,845,296
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. Term SOFR + 0.534%), 5.27%, 12/26/36(d)	4,108,894
7,588,001	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. Term SOFR + 0.614%), 5.35%, 02/25/37(d)	5,825,232
4,568,767	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(d)	4,264,867
3,400,000	CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(b)(d)	3,166,193
1,600,000	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 05/25/34(b)(d)	1,421,828
2,500,000	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 05/25/34(b)(d)	2,116,610
2,000,000	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 05/25/34(b)(d)	1,559,069
6,000,000	CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1 mo. Term SOFR + 1.864%), 6.60%, 10/25/37(b)(d)	5,815,265
3,766,500	CIT Mortgage Loan Trust, Series 2007-1, Class 2M2, (1 mo. Term SOFR + 1.864%), 6.60%, 10/25/37(b)(d)	3,538,570
2,759,728	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.314%), 5.05%, 05/25/37(d)	1,817,736
74,156	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. Term SOFR + 0.384%), 5.12%, 05/25/37(d)	48,840
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,235,795	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.284%), 5.02%, 07/25/45(d)	$2,241,770
897,159	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(d)	864,538
2,039,548	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(d)	632,329
2,300,934	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(d)	682,224
11,183,346	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(d)	1,766,827
2,963,522	Countrywide Asset-Backed Certificates, Series 2007-QX1, Class A1, (1 mo. Term SOFR + 0.614%), 5.47%, 05/25/37(b)(d)	2,559,324
929,371	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 1AF4, 6.30%, 12/25/35(d)	894,604
2,511,787	Countrywide Asset-Backed Certificates Trust, Series 2006-13, Class 1AF4, 3.96%, 01/25/37(d)	2,453,787
9,258,646	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. Term SOFR + 0.564%), 5.30%, 03/25/37(d)	10,331,490
6,312,806	Countrywide Asset-Backed Certificates Trust, Series 2006-22, Class M1, (1 mo. Term SOFR + 0.459%), 5.20%, 05/25/47(d)	5,428,327
6,107,999	Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, (1 mo. Term SOFR + 0.364%), 5.10%, 06/25/37(d)	5,321,787
381,922	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. Term SOFR + 0.294%), 5.10%, 05/15/36(d)	375,979

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$338,468	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. Term SOFR + 0.354%), 5.16%, 02/15/30(b)(d)	$319,192
3,276,009	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.42%, 02/01/47(b)(f)	2,960,266
1,902,553	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A4, (1 mo. Term SOFR + 0.454%), 5.73%, 07/25/37(b)(d)	1,239,480
4,897,018	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. Term SOFR + 0.654%), 4.71%, 03/25/36(d)	4,661,898
1,126,827	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. Term SOFR + 1.914%), 6.76%, 10/25/33(d)	1,091,103
9,145,216	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. Term SOFR + 0.489%), 5.23%, 07/25/36(d)	7,874,051
4,438,111	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. Term SOFR + 0.714%), 5.45%, 01/25/36(d)	4,020,759
3,297,463	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. Term SOFR + 0.414%), 5.15%, 03/25/37(d)	1,565,660
2,710,000	FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.02%, 10/19/37(b)	2,636,732
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	3,881,275
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(b)	3,858,521
2,553,000	FirstKey Homes Trust, Series 2022-SFR2, Class E1, 4.50%, 07/17/39(b)	2,442,189
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. Term SOFR + 0.729%), 5.47%, 11/25/35(d)	1,355,189
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	$1,399,957
304,900	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. Term SOFR + 0.614%), 5.35%, 02/25/36(d)	295,900
4,698,553	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.43%, 06/20/31(d)	1,833,583
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. Term SOFR + 0.814%), 5.55%, 12/25/35(d)	1,087,838
7,934,204	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. Term SOFR + 0.474%), 5.21%, 03/25/36(d)	2,331,838
14,460,994	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 10/25/37	5,138,827
335,798	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	123,326
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. Term SOFR + 3.489%), 8.23%, 02/25/47(d)	3,538,706
3,027,066	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. Term SOFR + 0.414%), 5.15%, 05/25/37(d)(e)	2,385,313
2,881,687	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,677,584
3,640,111	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(b)	3,217,801
4,367,648	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.49%, 12/25/36	1,445,811
243,405	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	243,474
103,792	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	28,463

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$206,518	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. Term SOFR + 0.294%), 5.03%, 07/25/36(d)	$87,792
907,367	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)	915,523
213,180	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. Term SOFR + 0.204%), 4.94%, 06/25/37(b)(d)	140,916
1,352,920	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. Term SOFR + 2.414%), 7.15%, 12/25/37(d)	1,272,709
4,105,974	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.474%), 5.21%, 03/25/46(d)	3,263,030
4,800,002	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. Term SOFR + 0.434%), 5.17%, 10/25/36(d)	1,538,264
1,119,999	Mastr Asset Backed Securities Trust, Series 2007-NCW, Class A1, (1 mo. Term SOFR + 0.414%), 5.15%, 05/25/37(b)(d)	990,016
3,685,141	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. Term SOFR + 0.434%), 5.17%, 03/25/36(d)	236,219
1,854,357	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,733,634
6,939,932	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. Term SOFR + 0.614%), 5.35%, 10/25/37(d)	1,066,582
900,112	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. Term SOFR + 0.594%), 5.33%, 06/25/36(d)	460,583
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,652,785	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. Term SOFR + 0.244%), 4.98%, 11/25/36(d)	$2,442,905
1,313,496	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. Term SOFR + 3.914%), 8.65%, 02/25/47(b)(d)	1,220,753
3,572,023	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. Term SOFR + 0.654%), 5.39%, 02/25/36(d)	3,336,246
3,936,404	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	888,565
220,373	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. Term SOFR + 0.414%), 5.15%, 03/25/36(d)	221,690
5,728,707	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. Term SOFR + 0.789%), 5.53%, 12/25/35(d)	4,775,470
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(b)	5,883,491
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39(b)	4,585,090
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(b)	4,420,182
398,455	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. Term SOFR + 0.514%), 5.25%, 10/25/36(b)(d)	481,979
817,930	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	635,392
9,752,270	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(d)	1,617,520
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(d)	628,640

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(d)	$486,861
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(d)	623,256
481,683	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(d)	202,271
5,000,000	Pagaya AI Technology in Housing Trust, Series 2022-1, Class D, 4.25%, 08/25/25(b)	4,887,730
3,000,000	Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(b)	2,357,146
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.47%, 07/25/35	2,413,929
975,040	PRET LLC, Series 2021-NPL6, Class A1, STEP, 2.49%, 07/25/51(b)	966,967
2,000,000	PRET LLC, Series 2021-NPL6, Class A2, STEP, 5.07%, 07/25/51(b)	1,960,157
4,842,010	PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(b)(d)	4,816,349
3,064,897	PRET LLC, Series 2023-RN2, Class A1, STEP, 8.11%, 11/25/53(b)	3,084,896
2,434,292	PRET LLC, Series 2024-NPL1, Class A1, STEP, 7.14%, 01/25/54(b)	2,438,187
3,441,567	PRET LLC, Series 2024-NPL2, Class A1, STEP, 7.02%, 02/25/54(b)	3,448,215
4,951,774	PRET LLC, Series 2024-NPL4, Class A1, STEP, 7.00%, 07/25/54(b)	4,963,995
4,971,787	PRET LLC, Series 2024-RN2, Class A1, STEP, 7.12%, 04/25/54(b)	4,977,872
2,810,055	Progress Residential Trust, Series 2021-SFR10, Class F, 4.61%, 12/17/40(b)	2,598,503
2,500,000	Progress Residential Trust, Series 2021-SFR11, Class F, 4.42%, 01/17/39(b)	2,273,725
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,500,000	Progress Residential Trust, Series 2021-SFR8, Class F, 3.18%, 10/17/38(b)	$3,267,354
2,400,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/40(b)	2,159,581
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class F, 4.88%, 02/17/41(b)	3,708,032
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class G, 5.52%, 02/17/41(b)	3,629,032
1,548,000	Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/39(b)	1,515,552
4,751,000	Progress Residential Trust, Series 2022-SFR4, Class E1, 6.12%, 05/17/41(b)	4,740,171
5,000,000	Progress Residential Trust, Series 2022-SFR5, Class E1, 6.62%, 06/17/39(b)	4,963,542
6,000,000	Progress Residential Trust, Series 2022-SFR6, Class D, 6.04%, 07/20/39(b)	5,972,152
5,000,000	Progress Residential Trust, Series 2022-SFR7, Class E1, 6.75%, 10/27/39(b)	4,993,203
925,000	Progress Residential Trust, Series 2023-SFR1, Class E1, 6.15%, 03/17/40(b)	914,131
3,466,066	PRPM LLC, Series 2022-1, Class A1, STEP, 3.72%, 02/25/27(b)	3,441,970
1,110,925	RAAC Trust, Series 2006-SP3, Class M3, (1 mo. Term SOFR + 1.464%), 6.20%, 08/25/36(d)	1,060,809
571,273	RCO VI Mortgage LLC, Series 2022-1, Class A1, STEP, 3.00%, 01/25/27(b)	566,792
1,637,620	RCO VII Mortgage LLC, Series 2024-1, Class A1, STEP, 7.02%, 01/25/29(b)	1,640,961
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. Term SOFR + 0.984%), 5.72%, 11/25/35(d)	3,303,796

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,551,185	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. Term SOFR + 0.404%), 5.29%, 06/25/36(d)	$1,519,492
3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(d)	3,215,598
3,274,394	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(b)(d)	2,752,535
4,211,982	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. Term SOFR + 0.594%), 5.33%, 09/25/36(d)	3,185,186
8,519,138	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. Term SOFR + 0.404%), 5.14%, 01/25/47(d)	8,132,026
5,696,686	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. Term SOFR + 0.654%), 5.39%, 02/25/37(d)	2,450,258
11,855,754	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. Term SOFR + 0.489%), 5.23%, 07/25/36(d)	9,849,543
4,470,049	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. Term SOFR + 0.789%), 5.53%, 11/25/35(d)	3,963,747
4,394,169	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. Term SOFR + 0.864%), 5.60%, 07/25/35(d)	3,042,370
2,470,020	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. Term SOFR + 0.774%), 5.51%, 02/25/37(d)	4,580,261
1,520,000	Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 07/17/38(b)	1,495,580
1,500,000	Tricon Residential Trust, Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)	1,406,290
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$968,000	Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)	$902,581
1,600,000	Tricon Residential Trust, Series 2022-SFR1, Class E2, 5.74%, 04/17/39(b)	1,576,595
4,000,000	Tricon Residential Trust, Series 2022-SFR2, Class E, 7.51%, 07/17/40(b)	4,048,094
3,401,256	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 2.73%, 12/26/51(b)	3,371,530
3,933,761	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.414%), 5.15%, 01/25/37(d)	1,792,948
1,546,898	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A4, (1 mo. Term SOFR + 0.574%), 5.31%, 01/25/37(d)	705,619
5,047,812	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.364%), 5.10%, 04/25/37(d)	1,881,028
7,880,249	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. Term SOFR + 0.514%), 5.25%, 06/25/37(b)(d)	2,457,465
		397,506,759
Total Asset-Backed Securities (Cost $497,571,947)		418,328,870

NON-AGENCY MORTGAGE-BACKED SECURITIES — 23.6%
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.1%
1,579,000	ACRA Trust, Series 2024-NQM1, Class B1, 8.22%, 10/25/64(b)(d)	1,559,255
2,500,000	ACRA Trust, Series 2024-NQM1, Class M1B, 7.19%, 10/25/64(b)(d)	2,464,953
260,425	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.80%, 07/25/35(d)	240,067

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,394,700	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.71%, 03/25/37(d)	$874,122
1,179	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.21%, 12/25/57(b)(d)	409
7,507	Ajax Mortgage Loan Trust, Series 2021, Class F, 0.01%, 06/27/61(b)(g)	7,282
1,234,174	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(b)	1,205,425
3,043,324	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.35%, 01/25/61(b)(f)	3,318,011
6,548,747	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 2.00%, 03/25/60(b)	6,469,501
2,042,300	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(b)(d)	1,974,323
2,977,420	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.00%, 03/25/60(b)(d)	3,207,521
3,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.81%, 12/25/60(b)(d)	1,695,439
4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(d)	2,730,740
7,746,290	Ajax Mortgage Loan Trust, Series 2021-F, Class A, STEP, 1.88%, 06/25/61(b)	7,662,726
2,075,700	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(b)	2,049,855
3,155,128	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.36%, 06/25/61(b)(f)	3,007,745
7,745,464	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/25/61(b)	7,367,308
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/25/61(b)(d)	457,967
914,036	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/25/61(b)(d)	755,791
2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/25/61(b)	1,553,419
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,044,124	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 3.00%, 10/25/61(b)	$1,003,676
999,392	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/25/61(b)	798,742
3,453,061	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/25/61(b)	2,634,197
88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/25/61(b)	67,394
8,443,757	Ajax Mortgage Loan Trust, Series 2022-B, Class A1, STEP, 3.50%, 03/27/62(b)	7,978,418
403,400	Ajax Mortgage Loan Trust, Series 2022-B, Class A2, 3.00%, 03/27/62(b)(d)	339,825
345,800	Ajax Mortgage Loan Trust, Series 2022-B, Class A3, 3.00%, 03/27/62(b)(d)	281,206
1,921,100	Ajax Mortgage Loan Trust, Series 2022-B, Class B, 3.00%, 03/27/62(b)	1,340,498
1,662,292	Ajax Mortgage Loan Trust, Series 2022-B, Class C, 3.00%, 03/27/62(b)	1,279,251
259,300	Ajax Mortgage Loan Trust, Series 2022-B, Class M1, 3.00%, 03/27/62(b)	209,324
1,287,100	Ajax Mortgage Loan Trust, Series 2022-B, Class M2, 3.00%, 03/27/62(b)	1,005,764
9,537,828	Ajax Mortgage Loan Trust, Series 2023-A, Class A1, STEP, 3.50%, 07/25/62(b)	8,918,251
481,800	Ajax Mortgage Loan Trust, Series 2023-A, Class A2, 3.00%, 07/25/62(b)(d)	412,135
273,000	Ajax Mortgage Loan Trust, Series 2023-A, Class A3, 2.50%, 07/25/62(b)(d)	222,997
1,605,800	Ajax Mortgage Loan Trust, Series 2023-A, Class B, 2.50%, 07/25/62(b)(d)	1,137,040
1,092,386	Ajax Mortgage Loan Trust, Series 2023-A, Class C, 2.50%, 07/25/62(b)(d)	978,083
827,000	Ajax Mortgage Loan Trust, Series 2023-A, Class M1, 2.50%, 07/25/62(b)(d)	653,195

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,043,042	Ajax Mortgage Loan Trust, Series 2023-C, Class A1, STEP, 3.50%, 05/25/63(b)	$11,196,304
782,700	Ajax Mortgage Loan Trust, Series 2023-C, Class A2, 3.00%, 05/25/63(b)(d)	661,203
417,400	Ajax Mortgage Loan Trust, Series 2023-C, Class A3, 2.50%, 05/25/63(b)(d)	335,613
3,487,532	Ajax Mortgage Loan Trust, Series 2023-C, Class C, 2.50%, 05/25/63(b)(d)	2,477,600
365,300	Ajax Mortgage Loan Trust, Series 2023-C, Class M1, 2.50%, 05/25/63(b)(d)	282,688
2,264,500	Ajax Mortgage Loan Trust, Series 2023-C, Class M2, 2.50%, 05/25/63(b)(d)	1,568,222
1,080,058	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.02%, 09/25/46(d)	933,134
823,712	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	705,722
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(d)	2,848,116
1,000,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(b)(d)	994,245
13,968,104	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.45%, 07/31/57(b)(d)	5,276,550
3,554,054	Banc of America Alternative Loan Trust, Series 2006-7, Class A4, STEP, 6.50%, 10/25/36	1,013,140
954,055	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. Term SOFR + 0.514%), 5.25%, 01/25/37(d)	757,056
67,950	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 4.43%, 09/20/35(d)	59,332
261,142	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 4.97%, 02/20/36(d)	232,957
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$228,413	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 6.29%, 06/20/36(d)	$204,845
959,893	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	869,988
4,624,347	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 5.64%, 03/27/36(b)(d)	3,843,961
242,115	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 5.25%, 10/25/35(d)	224,760
17,963,616	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A1, STEP, 6.90%, 10/25/63(b)	18,259,375
2,856,047	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A2, STEP, 7.36%, 10/25/63(b)	2,902,390
1,724,532	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A3, STEP, 7.69%, 10/25/63(b)	1,751,561
963,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B1, 8.02%, 10/25/63(b)(d)	966,391
810,100	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B2, 8.02%, 10/25/63(b)(d)	795,123
2,216,500	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B3, 8.02%, 10/25/63(b)(d)	2,026,316
1,605,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class M1, 8.02%, 10/25/63(b)(d)	1,653,184
335	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class SA, 0.04%, 10/25/63(b)(d)	330
28,138,797	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(b)(d)	467,492
2,743,384	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, STEP, 5.90%, 01/25/64(b)	2,750,424
1,868,857	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A2, STEP, 6.11%, 01/25/64(b)	1,870,994
1,427,334	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A3, STEP, 6.31%, 01/25/64(b)	1,430,903
724,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B1, 8.09%, 01/25/64(b)(d)	726,174

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$663,800	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B2, 8.69%, 01/25/64(b)(d)	$663,821
1,424,300	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B3, 8.69%, 01/25/64(b)(d)	1,284,966
1,243,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class M1, 6.80%, 01/25/64(b)(d)	1,248,825
3,100	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class SA, 0.13%, 01/25/64(b)(d)	2,941
21,143,421	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class XS, 2.45%, 01/25/64(b)(d)	1,049,684
14,865,736	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A1, STEP, 6.04%, 06/25/64(b)	14,967,014
1,172,141	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A2, STEP, 6.30%, 06/25/64(b)	1,179,646
2,045,236	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A3, STEP, 6.50%, 06/25/64(b)	2,056,742
1,028,100	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B1, 7.50%, 06/25/64(b)(d)	1,022,363
941,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B2, 8.06%, 06/25/64(b)(d)	922,356
2,576,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B3, 8.06%, 06/25/64(b)(d)	2,153,413
1,498,700	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class M1, 6.41%, 06/25/64(b)(d)	1,501,265
2,882	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class SA, 0.02%, 06/25/64(b)(d)	2,864
24,127,713	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class XS, 7.96%, 06/25/64(b)(d)	1,028,176
2,604	Barclays Mortgage Trust, Series 2021, Class NPL1, 0.01%, 11/27/51(b)(g)	2,526
2,633	Barclays Mortgage Trust, Series 2021, Class RPL1, 0.01%, 02/25/28(b)(g)	2,554
5,872,521	Barclays Mortgage Trust, Series 2022-RPL1, Class A, STEP, 4.25%, 02/25/28(b)	5,709,800
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,187,900	Barclays Mortgage Trust, Series 2022-RPL1, Class B, STEP, 4.25%, 02/25/28(b)	$1,127,482
2,018,116	Barclays Mortgage Trust, Series 2022-RPL1, Class C, 12.76%, 02/25/28(b)(f)	484,707
23,131	Barclays Mortgage Trust, Series 2022-RPL1, Class SA, 7.30%, 02/25/28(b)(f)	16,369
1,764,937	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 5.29%, 12/26/37(b)(d)	1,283,954
481,292	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.80%, 02/25/36(d)	436,879
40,685	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.99%, 08/25/35(d)	36,276
190,850	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.30%, 05/25/47(d)	169,823
765,188	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. Term SOFR + 0.554%), 5.29%, 04/25/36(d)	683,863
2,217,746	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. Term SOFR + 0.434%), 5.17%, 11/25/36(d)	1,896,097
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. Term SOFR + 0.464%), 5.20%, 03/25/36(d)	384,602
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. Term SOFR + 0.464%), 5.20%, 03/25/36(d)	384,603
486,576	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. Term SOFR + 0.394%), 5.13%, 08/25/36(d)	478,888
2,501,000	BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, 2.29%, 03/25/60(b)(d)	2,257,884
1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B1, 7.33%, 10/27/64(b)(d)	1,499,951

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B2, 7.75%, 10/27/64(b)(d)	$1,451,838
786,795	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 06/25/34(b)(d)	705,601
1,530,387	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 06/25/34(b)(d)	1,333,716
2,133,161	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(d)	1,865,667
5,324,724	Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.00%, 03/25/37	2,884,511
3,544,893	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,461,975
11,069,868	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	4,020,902
1,083,527	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(b)(d)	1,006,394
1,624,606	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,464,967
1,909,939	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,506,567
8,486	Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 7.20%, 10/25/35(d)	2,904
45,683	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 4.83%, 06/25/36(d)	43,588
2,703,647	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	1,351,128
3,429,017	Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 6.17%, 09/25/62(b)	3,428,591
86,190	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 5.85%, 05/25/35(d)	81,253
4,650,000	COLT Mortgage Loan Trust, Series 2021-2, Class B1, 3.18%, 08/25/66(b)(d)	3,310,887
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.06%, 12/27/66(b)(d)	$2,015,477
1,494,581	COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.25%, 04/25/67(b)(d)	1,494,581
279,631	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	198,830
502,609	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. Term SOFR + 0.714%), 5.45%, 08/25/35(d)	465,384
4,417,186	Countrywide Alternative Loan Trust, Series 2005-42CB, Class A1, (1 mo. Term SOFR + 0.794%), 5.50%, 10/25/35(d)	2,556,694
3,577,603	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. Term SOFR + 0.614%), 5.35%, 11/25/35(d)	1,908,523
4,968,355	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. Term SOFR + 5.386%), 0.65%, 11/25/35(d)(e)	379,416
1,414,859	Countrywide Alternative Loan Trust, Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.464%), 5.32%, 11/25/35(d)	987,998
69,828	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.63%, 12/25/35(d)	67,256
48,691	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 6.06%, 12/25/35(d)	42,428
1,726,320	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. Term SOFR + 0.664%), 5.40%, 01/25/36(d)	840,937
681,454	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.564%), 5.30%, 05/25/35(d)	589,154
519,575	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	318,370

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,395,750	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. Term SOFR + 0.464%), 5.20%, 05/25/36(d)	$929,467
1,542,454	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	706,498
2,825,875	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,157,196
917,435	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. Term SOFR + 0.464%), 5.20%, 08/25/36(d)	363,099
917,435	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. Term SOFR + 7.036%), 2.30%, 08/25/36(d)	145,393
945,747	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	478,941
6,858,896	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A1, 6.00%, 10/25/36	3,617,719
997,570	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. Term SOFR + 0.514%), 5.25%, 03/25/36(d)	314,081
1,773,252	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. Term SOFR + 6.986%), 2.25%, 03/25/36(d)	281,572
2,802,093	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,121,105
1,041,294	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	533,375
753,873	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	371,408
1,020,966	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	556,527
2,334,520	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,272,543
4,450,136	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. Term SOFR + 0.454%), 5.19%, 02/25/37(d)	1,765,517
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,225,068	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. Term SOFR + 6.486%), 1.75%, 02/25/37(d)	$350,501
98,920	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	80,144
280,645	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. Term SOFR + 0.514%), 5.25%, 05/25/36(d)	215,237
2,200,130	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	922,152
1,474,941	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (1 mo. LIBOR USD + 1.500%), 6.46%, 11/20/46(d)	1,233,478
3,158,037	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 6.79%, 11/25/46(d)	2,535,504
789,350	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. Term SOFR + 0.494%), 5.23%, 11/25/46(d)	717,941
2,227,971	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.304%), 5.06%, 03/20/47(d)	1,854,810
452,251	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. Term SOFR + 0.534%), 5.27%, 05/25/36(d)	409,068
1,594,758	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. Term SOFR + 0.474%), 5.21%, 04/25/46(d)	1,456,643
1,705,421	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	750,553
1,717,775	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	786,662
879,748	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	420,900

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,032,122	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	$1,489,866
3,446,098	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	1,564,748
778,137	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	376,593
109,311	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.15%, 11/25/36	173,195
4,626,676	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 5.90%, 03/25/47(d)	3,884,500
122,698	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. Term SOFR + 0.474%), 5.21%, 04/25/47(d)	35,992
811,122	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. Term SOFR + 0.594%), 5.33%, 08/25/47(d)	692,819
883,256	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	486,572
1,358,642	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	637,827
785,847	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 4.15%, 01/25/36(d)	686,802
3,998,553	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A9, (1 mo. Term SOFR + 1.514%), 6.00%, 08/25/35(d)	2,594,562
121,897	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	105,825
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$9,718,097	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.02%, 04/25/46(d)	$2,894,971
1,656,823	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.514%), 5.25%, 04/25/46(d)	1,560,459
1,313,198	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	614,265
6,462,357	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A71, 6.00%, 05/25/37	2,818,171
2,291,514	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.88%, 01/25/38	966,254
1,198,401	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 4.49%, 03/25/37(d)	1,014,614
5,699,385	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-12, Class 2A1, 6.50%, 01/25/36	3,155,843
1,054,453	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	903,533
2,410,010	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(d)	575,870
7,024,088	Credit Suisse Mortgage Capital Certificates Trust, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)	2,727,234
1,981,652	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 6.32%, 04/27/37(b)(d)	1,803,202

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,628,582	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. Term SOFR + 0.264%), 4.01%, 10/27/36(b)(d)	$3,139,681
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-SPT1, Class B2, 3.39%, 04/25/65(b)(d)	1,938,800
2,244,775	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class A2, 3.50%, 09/27/66(b)(d)	2,039,353
3,569,365	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class B2, 0.43%, 09/27/66(b)(f)	2,610,202
1,694,857	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class PT2, 3.17%, 07/26/60(b)(d)	803,466
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(b)(d)	2,379,319
3,668,780	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-RPL9, Class A1, 2.44%, 02/25/61(b)(d)	3,655,786
6,036,132	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. Term SOFR + 1.464%), 6.20%, 11/25/35(d)	1,271,684
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(d)	1,444,990
3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.28%, 01/25/67(b)(d)	2,687,142
3,149,637	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(b)(d)	1,706,235
2,797,000	Ellington Financial Mortgage Trust, Series 2021-1, Class B1, 3.14%, 02/25/66(b)(d)	2,029,097
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(d)	1,835,562
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(d)	$2,704,302
405,316	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.74%, 11/19/35(d)	326,481
2,690,511	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. Term SOFR + 0.514%), 5.25%, 06/25/34(b)(d)	2,385,158
2,562,182	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. Term SOFR + 0.464%), 5.20%, 01/25/35(b)(d)	2,182,130
3,413,627	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. Term SOFR + 0.464%), 5.20%, 09/25/35(b)(d)	2,884,317
952,574	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. Term SOFR + 0.464%), 5.20%, 01/25/36(b)(d)	759,217
3,870,078	GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1 mo. Term SOFR + 0.254%), 3.81%, 04/26/37(b)(d)	2,227,369
155,299	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 6.84%, 01/25/35(d)	149,071
2,498,299	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	761,815
46,870	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.82%, 01/25/36(d)	47,738
467,002	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	301,454
7,907,133	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 3.04%, 06/25/47(d)	4,764,986
1,303,116	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. Term SOFR + 0.614%), 5.12%, 07/19/47(d)	1,157,982
135,958	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 4.72%, 04/25/37(d)	124,388
3,690,000	Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(b)(d)	3,569,082

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,506,978	Homeward Opportunities Fund Trust, Series 2022-1, Class A2, STEP, 5.08%, 07/25/67(b)	$2,490,304
740,033	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A4, 6.00%, 07/25/37	511,429
13,867,004	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.41%, 07/25/47(d)	13,709
1,286,370	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. Term SOFR + 0.654%), 5.39%, 06/25/37(d)	1,549,972
2,419,265	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. Term SOFR + 0.594%), 5.33%, 08/25/37(d)	2,154,801
703,852	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 3.17%, 10/25/37(d)	474,451
6,185,330	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	1,754,185
10,792	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 5.42%, 10/26/48(b)(d)	10,880
89,627,457	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(d)	2,459,557
5,272,160	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(d)	144,679
94,899,617	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(d)	950,581
1,237,926	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(d)	990,795
433,300	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(d)	330,617
1,481,009	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 2.97%, 12/25/51(b)(d)	713,731
29,681,110	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(d)	821,950
17,389,066	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(d)	328,133
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(d)	$341,601
3,231,992	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(d)	89,503
58,175,030	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(d)	833,695
3,664,212	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(d)	3,039,249
859,938	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(d)	705,885
1,196,366	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(d)	967,516
635,652	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(d)	502,419
261,666	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(d)	200,012
856,484	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.27%, 02/25/52(b)(d)	405,514
160,362	JP Morgan Mortgage Trust, Series 2024-1, Class A4, 6.00%, 06/25/54(b)(d)	160,342
3,368,508	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 8.58%, 02/25/59(b)(f)	657,678
3,973,668	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(d)	3,323,172
25,798,527	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IM1, (1 mo. Term SOFR + 0.684%), 5.42%, 01/25/47(d)	26
4,203,119	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	833,105
2,191,752	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	1,560,624
949,270	MASTR Resecuritization Trust, Series 2008-3, Class A1, 6.55%, 08/25/37(b)(d)	329,309
3,056,411	MCM Trust, Series 2021-VFN1, 2.50%, 09/25/31(b)(e)(g)	2,940,839

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,860,965	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 09/25/31(b)(e)(g)	$2,514,464
1,395,514	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. Term SOFR + 0.534%), 5.27%, 04/25/37(d)	1,137,155
494,120	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.53%, 05/25/36(d)	326,174
354,497	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	139,331
2,124,687	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.61%, 05/26/37(b)	2,314,560
2,283,178	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. Term SOFR + 0.274%), 5.29%, 12/26/46(b)(d)	2,109,851
573,935	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. Term SOFR + 1.914%), 6.65%, 11/25/34(d)	525,185
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(d)	1,158,151
3,879,649	NYMT Trust, Series 2024-RR1, Class A, STEP, 7.38%, 05/25/64(b)	3,851,473
1,996,168	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(b)	1,816,799
1,072,750	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(b)	899,740
2,685,205	PRPM LLC, Series 2020-4, Class A1, STEP, 6.61%, 10/25/25(b)	2,685,681
316,601	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. Term SOFR + 0.534%), 5.27%, 07/25/36(b)(d)	292,594
4,957,773	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 4.98%, 09/25/35(d)	1,971,053
1,232,536	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 5.51%, 12/25/35(d)	1,073,783
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$474,482	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. Term SOFR + 0.494%), 5.23%, 05/25/46(d)	$435,244
386,306	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	327,215
2,514,137	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. Term SOFR + 0.664%), 5.40%, 01/25/37(d)	1,825,196
642,387	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. Term SOFR + 0.364%), 5.10%, 07/25/36(d)	100,737
1,637,094	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA3, Class 1A, 4.62%, 08/25/35(d)	739,960
1,777,460	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 5.64%, 09/25/35(d)	1,058,227
5,411,799	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 5.70%, 08/25/36(d)	3,811,980
76,490	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 6.39%, 09/25/36(d)	43,096
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(d)	1,950,824
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(d)	3,623,247
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(d)	2,381,322
5,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, STEP, 7.50%, 02/25/30(b)	5,013,929
3,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, STEP, 7.76%, 04/25/30(b)	3,010,162
3,994,138	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(b)(d)	3,931,591

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(d)	$93,065
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(d)	149,453
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(d)	216,886
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(d)	2,137,087
971,455	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 5.11%, 05/25/35(d)	777,515
1,544,313	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.14%, 04/25/36(d)	811,049
567,691	Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 4A1, (1 mo. Term SOFR + 0.474%), 5.21%, 06/25/36(d)	552,859
2,905,936	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. Term SOFR + 0.554%), 5.29%, 05/25/46(d)	1,008,969
976,396	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. Term SOFR + 0.474%), 5.21%, 09/25/47(d)	884,933
2,006,459	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. Term SOFR + 0.464%), 5.20%, 06/25/35(b)(d)	1,728,379
13,255,645	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	7,348,414
337,071	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.84%, 04/25/37(d)	193,840
127,864	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 6.43%, 04/25/37(d)	51,705
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,750,000	TRK Trust, Series 2021-INV1, Class B1, 3.29%, 07/25/56(b)(d)	$2,876,419
4,000,000	TRK Trust, Series 2022-INV1, Class B1, 4.01%, 02/25/57(b)(d)	3,093,945
3,237,117	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(b)(e)(g)	2,970,591
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.49%, 02/01/51(b)(e)(f)(g)	1,143,199
3,951,000	TVC Mortgage Trust, Series 2023-RTL1, Class A1, STEP, 8.25%, 11/25/27(b)	3,993,813
3,343,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b)(d)	3,150,289
3,162,000	Verus Securitization Trust, Series 2021-1, Class B1, 2.98%, 01/25/66(b)(d)	2,352,704
5,000,000	Verus Securitization Trust, Series 2022-1, Class B1, 4.01%, 01/25/67(b)(d)	3,738,810
2,680,000	Verus Securitization Trust, Series 2023-INV1, Class M1, 7.54%, 02/25/68(b)(d)	2,706,338
2,000,000	Visio Trust, Series 2022-1, Class B1, 6.17%, 08/25/57(b)(d)	1,915,627
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(d)	3,112,724
24,790,550	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.62%, 02/25/38(b)(d)	5,480,960
1,072,393	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	720,094
585,886	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	517,477
1,142,876	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A1, 5.75%, 01/25/36	938,122
2,323,314	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A7, 5.75%, 01/25/36	1,905,743

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,426,547	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class 5A3, (1 mo. Term SOFR + 1.464%), 6.20%, 11/25/35(d)	$1,052,861
3,328,594	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	2,554,198
1,888,294	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2, Class 2CB, 6.50%, 03/25/36	1,224,784
3,651,912	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	831,917
1,056,866	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.02%, 08/25/46(d)	571,801
3,560,934	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5, Class A6, 6.00%, 06/25/37	3,163,023
637,978	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 4.15%, 07/25/37(d)	557,720
5,286,667	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.86%, 05/25/47(d)	4,237,213
2,031,483	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.86%, 06/25/47(d)	1,633,820
437,852	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. Term SOFR + 0.434%), 5.17%, 03/25/37(d)	353,644
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,658,052	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. Term SOFR + 6.566%), 1.83%, 03/25/37(d)(e)	$372,980
775,171	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. Term SOFR + 0.654%), 5.39%, 03/25/37(d)	589,993
696,973	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. Term SOFR + 0.604%), 5.34%, 03/25/37(d)	530,495
974,556	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 5.54%, 03/25/38(d)	802,874
1,633,253	Western Alliance Bank, Series 2021-CL2, Class M1, (SOFR 30A + 3.150%), 8.01%, 07/25/59(b)(d)	1,689,378
2,298,137	Western Alliance Bank, Series 2021-CL2, Class M2, (SOFR 30A + 3.700%), 8.56%, 07/25/59(b)(d)	2,381,441
		503,450,515
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
606,586	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. Term SOFR + 0.819%), 5.56%, 01/25/36(b)(d)	569,826
517,472	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. Term SOFR + 0.864%), 5.60%, 01/25/36(b)(d)	476,658
766,965	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. Term SOFR + 1.419%), 6.16%, 07/25/36(b)(d)	730,075
4,274,964	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. Term SOFR + 0.789%), 5.53%, 09/25/37(b)(d)	4,058,623
5,502,355	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. Term SOFR + 1.614%), 6.35%, 10/25/37(b)(d)	3,141,273
6,614,606	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. Term SOFR + 1.614%), 6.35%, 12/25/37(b)(d)	5,787,514

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$770,577	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	$711,832
417,409	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. Term SOFR + 0.514%), 5.25%, 06/25/37(b)(d)	412,987
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.714%), 5.45%, 06/25/37(b)(d)	2,521,573
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. Term SOFR + 2.114%), 6.85%, 10/25/37(b)(d)	3,008,926
1,197,513	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(d)	1,021,666
454,881	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(d)	382,485
945,153	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(d)	838,275
1,088,437	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(d)	949,937
1,307,021	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(d)	1,106,245
930,589	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(d)	802,818
247,938	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(d)	203,739
818,291	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 02/25/50(b)(d)	647,310
1,774,010	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 02/25/50(b)(d)	1,345,112
1,676,007	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(d)	1,216,412
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(d)	$883,267
1,160,940	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(d)	817,290
2,117,472	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(b)(d)	1,411,684
3,991,997	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(d)	3,219,679
2,474,087	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M7, 6.54%, 10/25/51(b)(d)	1,731,098
1,819,170	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(d)	1,378,545
3,133,407	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 7.20%, 12/26/51(b)(d)	2,326,163
4,108,480	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(d)	3,173,560
2,283,252	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M2, 6.97%, 08/25/52(b)(d)	2,253,755
1,663,197	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M3, 7.54%, 08/25/52(b)(d)	1,598,569
3,813,222	Velocity Commercial Capital Loan Trust, Series 2023-2, Class M2, 8.00%, 05/25/53(b)(d)	3,849,463
1,239,676	Velocity Commercial Capital Loan Trust, Series 2023-3, Class M2, 8.27%, 08/25/53(b)(d)	1,250,749
1,239,676	Velocity Commercial Capital Loan Trust, Series 2023-3, Class M3, 9.32%, 08/25/53(b)(d)	1,252,992
2,984,071	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M2, 9.08%, 11/25/53(b)(d)	3,077,592
975,097	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M4, 10.69%, 11/25/53(b)(d)	925,600
		59,083,292
Total Non-Agency Mortgage-Backed Securities (Cost $642,357,540)		562,533,807

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$10,523,279	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 11.51%, 07/25/56(b)(f)	$1,454,864
15,709,500	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.76%, 07/25/56(b)(d)	1,768,395
4,649,099	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.87%, 11/25/57(d)	1,707,357
2,593,413	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 0.66%, 08/25/57(b)(d)	885,267
29,416	Freddie Mac STACR Securitized Participation Interests Trust, Series 2018-SPI2, Class M2, 3.85%, 05/25/48(b)(d)	28,687
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,939,114)		5,844,570

U.S. GOVERNMENT SECURITIES — 33.8%
U.S. Treasury Bonds — 25.2%
41,315,000	3.63%, 08/15/43	36,263,596
42,400,000	3.63%, 02/15/44	37,051,969
48,055,000	3.38%, 05/15/44	40,401,866
47,350,000	3.13%, 08/15/44	38,142,645
47,550,000	3.00%, 02/15/47	36,752,807
52,750,000	2.75%, 08/15/47	38,785,674
66,000,000	3.00%, 08/15/48	50,495,156
46,350,000	3.38%, 11/15/48	37,916,473
47,000,000	3.00%, 02/15/49	35,861,367
47,300,000	2.88%, 05/15/49	35,212,633
81,560,000	1.25%, 05/15/50	40,980,714
103,400,000	1.63%, 11/15/50	57,148,695
82,250,000	2.38%, 05/15/51	54,648,056
78,500,000	3.00%, 08/15/52	59,525,078
		599,186,729
U.S. Treasury Notes — 8.6%
205,000,000	0.75%, 11/15/24	204,691,403
Total U.S. Government Securities (Cost $1,079,392,539)		803,878,132
Principal Amount		Value
CASH SWEEP — 2.0%
UNITED STATES — 2.0%
$47,490,638	Citibank - U.S. Dollars on Deposit in Custody Account, 1.60%(h)	$47,490,638
Total Cash Sweep (Cost $47,490,638)		47,490,638

TOTAL INVESTMENTS — 99.5% (Cost $2,822,161,016)		$2,368,512,674
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		11,422,308
NET ASSETS — 100.0%		$2,379,934,982

(a)	A copy of the underlying funds’ financial statements is available upon request.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $770,862,989, which is 32.39% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c)	Perpetual security with no stated maturity date.
(d)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $9,581,455 which is 0.40% of net assets and the cost is $10,731,961.
(h)	The rate shown represents the current yield as of October 31, 2024.

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap Agreements
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 1,945.47 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/04/2024	$50,000	$2,396,060	$–	$2,396,060
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,120.01 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	11/13/2024	80,000	(2,401,706)	–	(2,401,706)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,105.20 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/04/2024	70,000	(1,281,689)	–	(1,281,689)
						(3,683,395)
Total Return Swap Agreements						$(1,287,335)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

PIK — Payment In Kind

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD

SPDR — Standard & Poor’s Depositary Receipt

STEP — Step Coupon Bond

USD — U.S. Dollar

64

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2024

Principal Amount		Value
CORPORATE BONDS — 24.7%
Banks — 6.1%
$2,300,000	Banco Santander SA, 5.59%, 08/08/28	$2,351,919
5,032,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	4,776,391
4,600,000	Bank of America Corp. GMTN, (SOFR RATE + 1.370%), 1.92%, 10/24/31(a)	3,855,126
2,479,000	Bank of New York Mellon Corp. (The) MTN, (SOFR RATE + 1.418%), 4.29%, 06/13/33(a)	2,363,795
4,600,000	Barclays Plc, (SOFR RATE + 1.880%), 6.50%, 09/13/27(a)	4,724,569
6,000,000	Citigroup, Inc., (SOFR RATE + 1.939%), 3.79%, 03/17/33(a)	5,452,631
5,980,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	6,239,988
5,000,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 1.135%), 4.69%, 10/23/30(a)	4,934,622
6,565,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	5,966,452
3,099,000	JPMorgan Chase & Co., (3 mo. Term SOFR + 1.522%), 4.20%, 07/23/29(a)	3,029,936
4,600,000	JPMorgan Chase & Co., (SOFR RATE + 2.080%), 4.91%, 07/25/33(a)	4,554,438
4,600,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(a)	4,358,864
6,000,000	Morgan Stanley, (SOFR RATE + 1.730%), 5.47%, 01/18/35(a)	6,078,270
4,989,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	4,827,020
5,520,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	5,594,620
Principal Amount		Value
Banks (continued)
$5,431,000	Truist Financial Corp. MTN, (SOFR RATE + 2.050%), 6.05%, 06/08/27(a)	$5,532,827
5,959,000	UBS AG GMTN, 3.70%, 02/21/25	5,936,670
5,000,000	UBS Group AG, (SOFR RATE + 3.730%), 4.19%, 04/01/31(a)(b)	4,774,158
		85,352,296
Communication Services — 0.4%
5,000,000	Netflix, Inc., 6.38%, 05/15/29	5,342,401
Consumer Discretionary — 1.7%
2,754,000	General Motors Financial Co., Inc., 6.00%, 01/09/28	2,832,752
3,680,000	General Motors Financial Co., Inc., 5.55%, 07/15/29	3,727,676
5,000,000	Marriott International, Inc., Series GG, 3.50%, 10/15/32	4,448,757
3,229,000	Southwest Airlines Co., 5.13%, 06/15/27	3,254,072
3,997,000	Toyota Motor Credit Corp. GMTN, 5.25%, 09/11/28	4,085,660
5,520,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	5,316,267
		23,665,184
Consumer Staples — 0.3%
4,600,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/34	4,622,977
Energy — 2.3%
7,504,000	BP Capital Markets America, Inc., 4.81%, 02/13/33	7,349,821
5,000,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	4,709,598
5,000,000	Diamondback Energy, Inc., 5.15%, 01/30/30	5,029,796
5,122,000	Energy Transfer LP, 4.95%, 06/15/28	5,132,376
4,913,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	4,966,427
4,600,000	Williams Cos., Inc. (The), 3.75%, 06/15/27	4,490,100
		31,678,118

65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Financial Services — 3.7%
$2,852,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	$2,925,490
2,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 09/10/29	2,895,509
4,600,000	Air Lease Corp., 5.85%, 12/15/27	4,734,711
2,738,000	American Express Co., (SOFR RATE + 1.330%), 6.34%, 10/30/26(a)	2,776,245
4,600,000	Athene Global Funding, 1.73%, 10/02/26(b)	4,334,492
4,642,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	4,697,445
2,903,000	Capital One Financial Corp., (SOFR RATE + 2.640%), 6.31%, 06/08/29(a)	3,015,074
2,291,000	Charles Schwab Corp. (The), 2.45%, 03/03/27	2,181,390
2,976,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,732,368
4,600,000	Corebridge Financial, Inc., 5.75%, 01/15/34	4,709,093
5,000,000	Marsh & McLennan Cos., Inc., 4.65%, 03/15/30	4,986,846
5,000,000	Metropolitan Life Global Funding I, 5.40%, 09/12/28(b)	5,122,180
6,941,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,388,964
		51,499,807
Health Care — 3.4%
4,600,000	AbbVie, Inc., 3.20%, 11/21/29	4,299,818
5,742,000	CVS Health Corp., 5.25%, 01/30/31	5,705,165
5,000,000	Elevance Health, Inc., 5.38%, 06/15/34	5,047,623
4,600,000	Haleon US Capital LLC, 3.38%, 03/24/27	4,466,486
3,038,000	HCA, Inc., 5.38%, 09/01/26	3,054,936
3,000,000	HCA, Inc., 5.45%, 09/15/34	2,978,705
5,520,000	Kenvue, Inc., 4.90%, 03/22/33	5,521,181
Principal Amount		Value
Health Care (continued)
$5,490,000	Laboratory Corp. of America Holdings, 4.55%, 04/01/32	$5,272,362
4,600,000	Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	4,531,932
3,272,000	Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	3,336,579
3,135,000	Zoetis, Inc., 5.40%, 11/14/25	3,155,150
		47,369,937
Industrials — 1.3%
5,520,000	BAE Systems Plc, 5.13%, 03/26/29(b)	5,571,668
1,365,000	John Deere Capital Corp. MTN, 4.95%, 07/14/28	1,383,370
6,216,000	L3Harris Technologies, Inc., 5.25%, 06/01/31	6,303,411
4,600,000	Waste Connections, Inc., 5.00%, 03/01/34	4,565,265
		17,823,714
Information Technology — 1.6%
5,000,000	Broadcom, Inc., 5.05%, 07/12/29	5,042,663
4,585,000	Fiserv, Inc., 3.50%, 07/01/29	4,334,475
2,176,000	Fiserv, Inc., 5.35%, 03/15/31	2,225,684
5,421,000	KLA Corp., 4.70%, 02/01/34	5,343,099
6,116,000	Texas Instruments, Inc., 1.75%, 05/04/30	5,260,682
		22,206,603
Materials — 0.7%
5,520,000	BHP Billiton Finance USA Ltd., 5.10%, 09/08/28	5,604,764
4,499,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	4,550,986
		10,155,750
Real Estate — 0.8%
5,000,000	Equinix Europe 2 Financing Corp. LLC REIT, 5.50%, 06/15/34	5,078,508
6,070,000	Public Storage Operating Co. REIT, 1.85%, 05/01/28	5,545,404
		10,623,912

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Telecommunication Services — 0.3%
$4,600,000	Cisco Systems, Inc., 4.95%, 02/26/31	$4,660,315
Utilities — 2.1%
4,600,000	DTE Energy Co., 4.95%, 07/01/27	4,625,372
1,555,000	Duke Energy Corp., 2.65%, 09/01/26	1,500,631
4,600,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	4,665,504
4,600,000	Pacific Gas and Electric Co., 5.55%, 05/15/29	4,687,535
4,723,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,900,902
3,244,375	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	2,852,319
5,161,000	Southern California Edison Co., 5.65%, 10/01/28	5,322,226
		28,554,489
Total Corporate Bonds (Cost $344,930,900)		343,555,503

ASSET-BACKED SECURITIES — 7.8%
BERMUDA — 0.4%
Collateralized Loan Obligations — 0.4%
5,000,000	Trinitas CLO XXIII Ltd., Series 2023- 23A, Class A, (3 mo. Term SOFR + 1.800%), 6.42%, 10/20/36(a)(b)	5,026,014
CAYMAN ISLANDS — 2.6%
Collateralized Loan Obligations — 2.6%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. Term SOFR + 1.762%), 6.42%, 04/15/34(a)(b)	3,495,501
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. Term SOFR + 1.962%), 6.62%, 10/15/34(a)(b)	4,511,309
2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR, (3 mo. Term SOFR + 1.812%), 6.91%, 11/16/34(a)(b)	2,001,486
3,500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. Term SOFR + 1.950%), 6.57%, 04/20/35(a)(b)	3,512,415
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. Term SOFR + 1.662%), 6.28%, 03/20/30(a)(b)	$1,500,435
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. Term SOFR + 1.912%), 6.53%, 07/20/34(a)(b)	4,496,230
4,500,000	Palmer Square CLO Ltd., Series 2022- 1A, Class B, (3 mo. Term SOFR + 1.800%), 6.42%, 04/20/35(a)(b)	4,507,116
4,000,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, (3 mo. Term SOFR + 1.662%), 6.28%, 07/20/29(a)(b)	4,010,101
3,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. Term SOFR + 1.962%), 6.58%, 10/20/34(a)(b)	3,004,791
5,000,000	RRX 7 Ltd., Series 2022-7A, Class A2, (3 mo. Term SOFR + 2.000%), 6.65%, 07/15/35(a)(b)	5,020,234
		36,059,618
JERSEY CHANNEL ISLANDS — 0.5%
Collateralized Loan Obligations — 0.5%
2,750,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 6.81%, 07/25/37(a)(b)	2,751,114
4,000,000	OCP Aegis CLO Ltd., Series 2023- 29A, Class B1, (3 mo. Term SOFR + 2.500%), 7.12%, 01/20/35(a)(b)	4,008,019
		6,759,133
UNITED STATES — 4.3%
Other Asset-Backed Securities — 4.3%
1,850,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 07/21/31(b)	1,863,719
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 04/20/27(b)	3,039,567
3,850,000	Bank of America Auto Trust, Series 2023-2A, Class A3, 5.74%, 06/15/28(b)	3,902,742

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,000,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28(b)	$1,011,453
789,098	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	778,119
1,500,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	1,476,249
11,279	CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/26	11,258
498,341	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	494,826
4,325,757	CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 08/16/27	4,341,242
2,250,000	CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	2,296,299
2,000,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	2,000,938
1,500,000	CNH Equipment Trust, Series 2021- C, Class A4, 1.16%, 10/16/28	1,442,799
1,500,000	CNH Equipment Trust, Series 2024- B, Class A3, 5.19%, 09/17/29	1,519,551
3,750,000	Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 03/15/27	3,788,978
85,629	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(b)	85,150
1,491,285	Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 03/20/30(b)	1,499,598
1,000,000	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	1,008,206
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	3,864,630
2,000,000	Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/27	2,008,741
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,000,000	HPEFS Equipment Trust, Series 2024- 2A, Class A3, 5.36%, 10/20/31(b)	$1,010,542
2,600,000	John Deere Owner Trust, Series 2024- B, Class A3, 5.20%, 03/15/29	2,631,958
1,000,000	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	1,007,275
3,750,000	M&T Equipment Notes, Series 2024- 1A, Class A3, 4.76%, 08/18/31(b)	3,727,833
1,122,545	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	1,004,555
1,833,046	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(b)	1,638,455
3,700,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, 02/15/29(b)	3,714,109
800,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	810,423
255,133	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)	252,275
461,027	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(b)	399,437
1,800,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/15/28	1,788,282
1,000,000	Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/26(b)	1,003,737
2,457,000	Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/27	2,457,043
2,500,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/39(b)	2,502,908
		60,382,897
Total Asset-Backed Securities (Cost $108,424,529)		108,227,662

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$408,584	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	$374,748
Total Non-Agency Mortgage-Backed Securities (Cost $412,912)		374,748

U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp. — 0.4%
5,000,000	5.65%, 07/25/33	4,994,606
Total U.S. Government Agencies (Cost $5,000,000)		4,994,606

U.S. GOVERNMENT SECURITIES — 65.2%
U.S. Treasury Bills — 0.7%
9,400,000	4.46%, 08/07/25(c)	9,098,146
U.S. Treasury Bonds — 4.5%
9,902,000	3.38%, 08/15/42	8,463,502
43,863,000	2.88%, 05/15/52	32,400,365
23,049,000	4.13%, 08/15/53	21,658,857
		62,522,724
U.S. Treasury Inflation Indexed Notes — 2.6%
37,057,845	1.25%, 04/15/28(d)	36,290,645
U.S. Treasury Notes — 57.4%
8,631,000	4.88%, 04/30/26	8,711,241
10,185,000	4.88%, 05/31/26	10,284,861
1,500,000	4.38%, 07/31/26	1,504,395
52,522,000	4.63%, 10/15/26	52,967,206
23,680,000	4.38%, 07/15/27	23,824,300
7,512,000	2.75%, 07/31/27	7,243,505
9,645,000	3.88%, 12/31/27	9,571,155
82,883,000	4.00%, 06/30/28	82,458,872
100,994,000	4.13%, 07/31/28	100,859,868
232,077,000	3.63%, 08/31/29	226,800,873
29,074,000	3.88%, 12/31/29	28,669,690
152,763,000	3.75%, 08/31/31	148,442,671
70,654,000	4.00%, 02/15/34	69,130,523
28,368,000	3.88%, 08/15/34	27,446,040
		797,915,200
Total U.S. Government Securities (Cost $918,415,444)		905,826,715
Shares		Value
INVESTMENT COMPANY — 1.2%
17,266,466	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(e)	$17,266,466
Total Investment Company (Cost $17,266,466)		17,266,466

TOTAL INVESTMENTS — 99.3% (Cost $1,394,450,251)		$1,380,245,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		9,238,653
NET ASSETS — 100.0%		$1,389,484,353

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	Inflation protected security.
(e)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

69

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments	October 31, 2024

Principal Amount		Value
CORPORATE BONDS — 35.5%
Banks — 9.5%
$247,000	Bank of America Corp., (SOFR RATE + 1.630%), 5.20%, 04/25/29(a)	$249,426
102,000	Bank of Montreal, Series H, MTN, 4.70%, 09/14/27	102,311
137,000	Bank of New York Mellon Corp. (The), (SOFR RATE + 1.026%), 4.95%, 04/26/27(a)	137,655
400,000	Citibank NA, 4.93%, 08/06/26	402,576
672,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	651,383
500,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	521,738
640,000	Goldman Sachs Bank USA, (SOFR RATE + 0.750%), 5.41%, 05/21/27(a)	646,132
249,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	226,298
657,000	Morgan Stanley, (SOFR RATE + 1.295%), 5.05%, 01/28/27(a)	658,879
952,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	921,091
87,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	88,176
650,000	US Bank NA, (SOFR RATE + 0.690%), 4.51%, 10/22/27(a)	647,467
420,000	Wells Fargo & Co. GMTN, (SOFR RATE + 1.070%), 5.71%, 04/22/28(a)	428,150
		5,681,282
Consumer Discretionary — 3.8%
92,000	American Honda Finance Corp. GMTN, (SOFR RATE + 0.770%), 5.68%, 03/12/27(a)	92,333
87,000	Clorox Co. (The), 3.90%, 05/15/28	84,979
877,000	General Motors Financial Co., Inc., 5.40%, 05/08/27	886,696
Principal Amount		Value
Consumer Discretionary (continued)
$400,000	Marriott International, Inc., 5.55%, 10/15/28	$411,582
218,000	Southwest Airlines Co., 5.13%, 06/15/27	219,693
400,000	Toyota Motor Credit Corp. GMTN, 4.55%, 08/07/26	400,760
190,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	182,987
		2,279,030
Consumer Staples — 0.5%
102,000	Constellation Brands, Inc., 5.00%, 02/02/26	101,989
117,000	Keurig Dr Pepper, Inc., (SOFRINDX + 0.880%), 5.77%, 03/15/27(a)	117,924
112,000	Sysco Corp., 3.75%, 10/01/25	111,093
		331,006
Energy — 1.8%
114,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	110,953
113,000	Enbridge, Inc., 6.00%, 11/15/28	117,833
627,000	Energy Transfer LP, 4.95%, 06/15/28	628,270
237,000	Williams Cos., Inc. (The), 5.40%, 03/02/26	238,603
		1,095,659
Financial Services — 5.1%
950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	974,479
500,000	Air Lease Corp., 3.38%, 07/01/25	495,001
247,000	Air Lease Corp., 5.85%, 12/15/27	254,234
152,000	American Express Co., (SOFR RATE + 1.000%), 5.10%, 02/16/28(a)	153,203
641,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	648,656
151,000	Corebridge Financial, Inc., 3.65%, 04/05/27	147,103
400,000	New York Life Global Funding MTN, 3.90%, 10/01/27(b)	393,520
		3,066,196
70

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Health Care — 2.1%
$87,000	Cigna Group (The), 4.50%, 02/25/26	$86,742
259,000	CVS Health Corp., 1.30%, 08/21/27	234,583
667,000	HCA, Inc., 5.38%, 09/01/26	670,718
87,000	Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	86,680
92,000	Zimmer Biomet Holdings, Inc., 3.05%, 01/15/26	90,169
87,000	Zoetis, Inc., 5.40%, 11/14/25	87,559
		1,256,451
Industrials — 1.9%
400,000	Caterpillar Financial Services Corp., 4.40%, 10/15/27	399,642
627,000	L3Harris Technologies, Inc., 5.40%, 01/15/27	637,104
87,000	Ryder System, Inc. MTN, 5.30%, 03/15/27	88,022
		1,124,768
Information Technology — 2.9%
900,000	Broadcom, Inc., 5.05%, 07/12/27	909,006
102,000	Fiserv, Inc., 5.15%, 03/15/27	103,092
750,000	Oracle Corp., 1.65%, 03/25/26	718,588
		1,730,686
Materials — 0.6%
170,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	171,964
200,000	Owens Corning, 5.50%, 06/15/27	203,951
		375,915
Real Estate — 1.2%
750,000	Equinix, Inc. REIT, 1.00%, 09/15/25	724,590
Telecommunication Services — 0.3%
174,000	T-Mobile USA, Inc., 3.75%, 04/15/27	170,362
Utilities — 5.8%
900,000	DTE Energy Co., 4.95%, 07/01/27	904,964
87,000	DTE Energy Co. , STEP, 4.22%, 11/01/24	87,000

Principal Amount		Value
Utilities (continued)
$117,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	$118,666
750,000	NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/25	748,020
87,000	NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/26	87,287
600,000	Pacific Gas and Electric Co., 5.55%, 05/15/29	611,418
217,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	225,174
587,000	Southern California Edison Co., 5.35%, 03/01/26	592,219
97,000	Southern Co. (The), 4.85%, 06/15/28	97,635
		3,472,383
Total Corporate Bonds (Cost $21,270,760)		21,308,328

ASSET-BACKED SECURITIES — 6.9%
BERMUDA — 0.4%
Collateralized Loan Obligations — 0.4%
250,000	Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3 mo. Term SOFR + 1.460%), 6.78%, 07/20/37(a)(b)	250,126
CAYMAN ISLANDS — 0.6%
Collateralized Loan Obligations — 0.6%
400,000	Palmer Square CLO Ltd., Series 2024-3A, Class A, (3 mo. Term SOFR + 1.350%), 6.53%, 07/20/37(a)(b)	399,987
JERSEY CHANNEL ISLANDS — 0.4%
Collateralized Loan Obligations — 0.4%
250,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 6.81%, 07/25/37(a)(b)	250,101
UNITED STATES — 5.5%
Other Asset-Backed Securities — 5.5%
250,000	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, 12/15/26(b)	250,851
195,987	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/27	195,945
71

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	$500,234
250,000	CNH Equipment Trust, Series 2024- B, Class A2A, 5.42%, 10/15/27	251,311
250,000	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	252,051
180,889	Hyundai Auto Receivables Trust, Series 2022-C, Class A3, 5.39%, 06/15/27	181,638
300,000	John Deere Owner Trust, Series 2024- B, Class A3, 5.20%, 03/15/29	303,688
250,000	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	251,819
400,000	M&T Equipment Notes, Series 2024- 1A, Class A2, 4.99%, 08/18/31(b)	400,291
250,000	PFS Financing Corp., Series 2022-D, Class A, 4.27%, 08/15/27(b)	248,849
200,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	202,606
250,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/15/28	248,372
		3,287,655
Total Asset-Backed Securities (Cost $4,169,481)		4,187,869

U.S. GOVERNMENT SECURITIES — 56.3%
U.S. Treasury Bills — 10.5%
860,000	4.79%, 11/29/24(c)	856,925
1,320,000	5.11%, 12/05/24(c)	1,314,268
790,000	4.50%, 01/28/25(c)	781,408
950,000	4.51%, 02/25/25(c)	936,447
790,000	4.36%, 03/27/25(c)	776,003
1,055,000	4.35%, 04/03/25(c)	1,035,452
610,000	4.39%, 08/07/25(c)	590,412
		6,290,915
U.S. Treasury Notes — 45.8%
805,000	5.00%, 08/31/25	808,767
1,487,000	4.50%, 11/15/25	1,489,684
1,973,000	4.25%, 01/31/26	1,972,538
2,132,000	3.63%, 05/15/26	2,113,012
Principal Amount		Value
U.S. Treasury Notes (continued)
$2,374,000	4.38%, 08/15/26	$2,381,604
2,419,000	4.63%, 11/15/26	2,440,544
1,794,000	4.00%, 01/15/27	1,788,464
1,760,000	4.50%, 05/15/27	1,775,056
1,645,000	4.38%, 07/15/27	1,655,024
1,780,000	4.13%, 09/30/27	1,780,278
1,665,000	3.88%, 11/30/27	1,652,447
1,622,000	4.00%, 02/29/28	1,614,587
1,890,000	4.00%, 06/30/28	1,880,328
2,024,000	4.38%, 08/31/28	2,038,785
1,567,000	4.00%, 01/31/29	1,556,839
575,000	4.00%, 07/31/29	571,137
		27,519,094
Total U.S. Government Securities (Cost $33,862,005)		33,810,009

Shares
INVESTMENT COMPANY — 1.6%
954,478	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(d)	954,478
Total Investment Company (Cost $954,478)		954,478

TOTAL INVESTMENTS — 100.3% (Cost $60,256,724)		$60,260,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(188,996)
NET ASSETS — 100.0%		$60,071,688

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

72

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFRINDX — SOFR Index

STEP — Step Coupon Bond

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2024

Principal Amount		Value
MUNICIPAL BONDS — 95.9%
Alabama — 0.0%
$1,495,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	$1,497,170
Arizona — 0.8%
5,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/32	5,694,902
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,252,472
5,000,000	City of Phoenix Civic Improvement Corp. Current Refunding Revenue Bonds, 5.00%, 07/01/29	5,324,430
2,005,000	City of Phoenix School Improvements GO, Series B, 4.41%, 07/01/28	2,011,167
3,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/33	4,096,533
6,810,000	Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series A, 5.00%, 01/01/43	7,434,363
2,000,000	Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series B, 5.00%, 01/01/43	2,202,211
5,250,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/25	5,319,157
		33,335,235
California — 6.0%
4,735,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/32	5,147,722
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/26	1,534,519
2,250,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/27	2,337,587
Principal Amount		Value
California (continued)
$10,000,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	$10,006,769
10,000,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	10,001,124
4,325,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/26	4,485,380
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	5,326,083
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	6,364,688
18,115,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series C, 5.00%, 05/01/30	19,504,478
11,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Bonds, Series A, 4.66%, 10/01/27	11,067,042
10,000,000	Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2, 5.00%, 06/01/26	10,355,641
4,415,000	State of California Current Refunding GO, 5.00%, 10/01/25	4,497,016
1,280,000	State of California Current Refunding GO, 5.00%, 10/01/25	1,282,048
6,720,000	State of California Current Refunding GO, 5.00%, 10/01/25	6,729,274
14,000,000	State of California Current Refunding GO, 5.00%, 12/01/25	14,314,170
10,000,000	State of California Current Refunding GO, 5.00%, 12/01/27	10,687,231
7,435,000	State of California Current Refunding GO, 5.00%, 08/01/28	8,038,425
10,000,000	State of California Current Refunding GO, 5.00%, 10/01/37	11,053,187
74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
California (continued)
$15,000,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	$17,116,235
11,250,000	State of California Public Improvements GO, 5.00%, 09/01/25	11,437,175
8,500,000	State of California Public Improvements GO, 5.00%, 09/01/26	8,848,302
5,000,000	State of California Public Improvements GO, 5.00%, 09/01/31	5,656,919
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,018,483
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	5,889,037
10,000,000	State of California School Improvements GO, 1.75%, 11/01/30	8,613,929
15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/25	15,249,567
15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/26	15,614,650
4,100,000	State of California Water Utility Improvements GO, 5.00%, 09/01/27	4,358,768
10,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	11,547,153
		250,082,602
Colorado — 2.8%
3,225,000	Adams & Arapahoe Joint School District 28J Aurora Current Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	3,229,217
27,720,000	City & County of Denver Co. Airport System & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	29,237,748
11,590,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series A, 5.00%, 11/15/27	12,084,138
Principal Amount		Value
Colorado (continued)
$6,175,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 11/15/36	$6,588,163
10,000,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 12/01/32	10,425,717
2,225,000	City & County of Denver Co. Airport System Revenue Bonds, Series C, 5.00%, 11/15/27	2,366,083
3,500,000	Colorado Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/15/37	3,852,432
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,060,000
1,000,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.33%, 05/01/29	984,766
1,295,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.51%, 05/01/30	1,281,458
2,245,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.63%, 05/01/31	2,222,693
2,935,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.83%, 05/01/32	2,922,254
2,950,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.93%, 05/01/33	2,940,830
2,425,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 5.15%, 11/01/36	2,402,727
2,000,000	University of Colorado Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/25	2,017,299
11,330,000	University of Colorado Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/26	11,681,128

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Colorado (continued)
$7,250,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/15/29	$7,968,759
10,000,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 11/15/31	11,229,606
		115,495,018
Connecticut — 2.4%
5,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(a)	5,355,878
11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	11,888,770
1,000,000	Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,001,320
5,860,000	Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	5,981,949
10,000,000	State of Connecticut GO, Series A, 5.50%, 05/01/25	10,042,322
4,715,000	State of Connecticut GO, Series A, 5.38%, 05/01/27	4,822,754
2,160,000	State of Connecticut GO, Series A, 4.88%, 05/01/34	2,167,278
6,295,000	State of Connecticut GO, Series D, 5.00%, 07/15/26	6,518,935
9,345,000	State of Connecticut Public Improvements GO, Series A, 5.00%, 01/15/26	9,557,520
6,000,000	State of Connecticut Public Improvements GO, Series A, 3.85%, 09/15/27	5,911,616
6,775,000	State of Connecticut Special Tax Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	7,489,091
10,000,000	State of Connecticut Special Tax Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/35	10,475,906
Principal Amount		Value
Connecticut (continued)
$11,400,000	State of Connecticut Special Tax Revenue Bonds, Series B, 5.00%, 10/01/35	$12,047,790
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,006,908
		98,268,037
Delaware — 2.3%
2,000,000	Delaware River & Bay Authority Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	2,004,700
1,665,000	Delaware River & Bay Authority Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/26	1,700,320
10,000,000	Delaware State Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 10/01/45	10,425,569
9,430,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/28	10,172,919
6,780,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/27	7,174,922
2,240,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/35	2,515,358
7,895,000	State of Delaware Current Refunding GO, 5.00%, 02/01/31	8,874,249
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	8,215,840
3,620,000	State of Delaware Current Refunding GO, Series B, 5.00%, 07/01/26	3,748,912
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	10,845,191
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	9,896,639
9,005,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/26	9,289,022

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Delaware (continued)
$7,500,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/37	$8,605,912
		93,469,553
District of Columbia — 2.6%
3,660,000	District of Columbia Current Refunding Revenue Bonds, Series C, 5.00%, 12/01/26	3,825,024
3,500,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,722,922
4,280,000	District of Columbia Income Tax Revenue Bonds, Series A, 5.00%, 05/01/43	4,673,062
5,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	5,619,189
4,500,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/36	5,017,101
10,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/47	10,687,414
7,185,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.81%, 07/01/30	6,920,152
6,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.86%, 07/01/31	5,728,964
7,440,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/26	7,706,031
3,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/27	3,179,616
4,150,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/28	4,483,619
5,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/29	5,496,736
Principal Amount		Value
District of Columbia (continued)
$3,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/30	$3,341,096
4,150,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/31	4,677,825
2,000,000	District of Columbia Water & Sewer Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 10/01/26	2,083,569
2,565,000	District of Columbia Water & Sewer Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 10/01/34	2,967,679
5,000,000	Metropolitan Washington Airports Authority Aviation Current Refunding Revenue Bonds, 5.00%, 10/01/25	5,062,230
2,850,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/26	2,936,679
3,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/27	3,126,871
3,500,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/28	3,692,766
2,500,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/30	2,678,491
10,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/31	10,780,913
		108,407,949
Florida — 1.5%
4,170,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,561,033

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Florida (continued)
$5,650,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/34	$6,465,420
6,545,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	7,412,272
2,545,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/25	2,574,932
2,670,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/26	2,760,222
2,805,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/27	2,966,322
2,945,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/28	3,170,835
7,425,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/36	8,462,654
7,795,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/37	8,819,020
8,185,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/38	9,255,320
4,720,000	State of Florida Lottery Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	5,003,961
		61,451,991
Georgia — 1.4%
18,480,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/44	18,134,856
Principal Amount		Value
Georgia (continued)
$9,280,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/34	$9,950,594
12,890,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/35	13,775,133
5,500,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	5,711,151
10,000,000	State of Georgia Current Refunding GO, Series C, 5.00%, 01/01/31	11,236,750
		58,808,484
Hawaii — 2.0%
10,000,000	City & County of Honolulu Transit Improvements GO, Series E, 5.00%, 03/01/29	10,904,485
2,000,000	State of Hawaii Airports System Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	1,912,642
6,015,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/34	6,332,663
10,350,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/31	11,034,763
6,235,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/32	6,615,192
4,165,000	State of Hawaii Harbor System Revenue Bonds, Series A, 5.00%, 07/01/27	4,336,043
7,330,000	State of Hawaii Harbor System Revenue Bonds, Series A, 5.00%, 07/01/28	7,724,993
3,000,000	State of Hawaii Public Facilities GO, Series GK, 4.93%, 10/01/28	3,057,033
20,000,000	State of Hawaii Public Facilities GO, Series GK, 5.06%, 10/01/29	20,532,318
5,000,000	State of Hawaii Public Facilities GO, Series GK, 5.13%, 10/01/30	5,159,874

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Hawaii (continued)
$4,360,000	State of Hawaii Public Facilities GO, Series GK, 5.15%, 10/01/31	$4,504,434
2,000,000	State of Hawaii Public Facilities GO, Series GK, 5.20%, 10/01/32	2,072,217
		84,186,657
Idaho — 0.4%
2,000,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/25	2,029,646
3,600,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/35	4,153,981
1,500,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/37	1,704,849
1,250,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/38	1,400,907
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	5,735,261
1,500,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	1,728,514
		16,753,158
Illinois — 0.2%
3,000,000	Illinois State Toll Highway Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/41	3,298,331
5,000,000	Metropolitan Water Reclamation District of Greater Chicago Advance Refunding GO, Series E, 2.53%, 12/01/32	4,208,910
		7,507,241
Indiana — 0.1%
5,145,000	Indiana University & College Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	5,952,797
Principal Amount		Value
Iowa — 0.6%
$2,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/25	$2,282,804
2,075,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/26	2,154,686
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,570,992
16,125,000	Iowa Finance Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/34	18,547,391
		26,555,873
Kansas — 0.6%
10,510,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/30	11,649,043
13,325,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/32	15,059,321
		26,708,364
Maryland — 4.6%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	5,782,095
9,715,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/25	9,755,351
10,975,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/26	11,253,840
12,695,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/29	13,849,444
5,685,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/29	6,201,976
9,825,000	County of Howard Advance Refunding GO, Series D, 5.00%, 02/15/27	10,322,918
16,805,000	County of Montgomery Current Refunding GO, Series B, 5.00%, 12/01/30	18,851,703

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Maryland (continued)
$13,915,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/36	$15,422,234
1,655,000	County of Prince George's Public Improvements GO, Series A, 5.00%, 08/01/25	1,677,250
5,910,000	County of Prince George's Public Improvements GO, Series A, 5.00%, 08/01/26	6,133,648
7,810,000	County of Prince George's Public Improvements GO, Series A, 5.00%, 08/01/29	8,594,364
10,000,000	County of Prince George's School Improvements GO, Series A, 5.00%, 07/01/30	11,161,321
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	10,010,874
6,070,000	State of Maryland Public Facilities GO, Series A, 5.00%, 08/01/34	6,778,146
11,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/27	11,632,240
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/28	21,559,954
4,855,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/31	5,362,510
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/36	16,843,194
		191,193,062
Massachusetts — 5.1%
3,670,000	City of Cambridge School Improvements GO, 5.00%, 02/15/25	3,690,247
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	10,295,490
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	9,720,242
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/30	11,153,632
Principal Amount		Value
Massachusetts (continued)
$10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/31	$11,288,589
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 10/01/32	11,420,381
17,975,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 08/01/33	20,666,904
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,024,241
10,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/32	11,333,176
9,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Subseries A-1, 5.00%, 07/01/43	9,904,155
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/25	3,515,704
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/26	2,053,853
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/27	3,678,052
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/28	2,684,735
2,160,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/29	2,363,598
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/30	2,222,494
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/32	2,849,050

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Massachusetts (continued)
$1,750,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/29	$1,914,952
3,500,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/33	4,030,221
2,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/41	2,205,402
4,900,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/42	5,385,053
4,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/43	4,381,746
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	10,702,522
10,000,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series D, 5.00%, 07/01/47	10,782,168
15,000,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series T, 5.00%, 03/01/34	17,303,730
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/33	8,687,528
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/34	8,775,943
525,000	Massachusetts Health & Educational Facilities Authority Current Refunding Revenue Bonds, Series I, 5.00%, 11/01/24	525,000
5,000,000	Massachusetts Port Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	5,457,102
Principal Amount		Value
Massachusetts (continued)
$2,500,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/27	$2,658,718
2,160,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/29	2,392,054
5,715,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/37	6,592,438
		212,659,120
Michigan — 0.3%
5,110,000	Michigan State University & College Improvements Revenue Bonds, Series A, 5.00%, 08/15/32	5,801,068
6,270,000	State of Michigan Trunk Line Revenue Bonds, 5.00%, 11/15/36	7,114,137
		12,915,205
Minnesota — 1.8%
4,545,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/27	4,857,834
5,800,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/28	6,315,405
7,055,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/29	7,814,975
8,310,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/30	9,311,180
8,725,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/31	9,885,889
2,500,000	Osseo Independent School District No 279 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/25	2,510,384

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Minnesota (continued)
$5,000,000	Osseo Independent School District No 279 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	$5,127,034
7,300,000	Rosemount-Apple Valley-Eagan Independent School District No 196 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	7,488,191
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	2,918,484
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/25	10,161,220
7,360,000	State of Minnesota School Improvements GO, Series A, Group 2, 5.00%, 08/01/38	8,247,415
		74,638,011
Missouri — 0.7%
5,405,000	Curators of the University of Missouri Current Refunding Revenue Bonds, 5.00%, 11/01/26	5,634,002
2,500,000	Curators of the University of Missouri Current Refunding Revenue Bonds, 5.00%, 11/01/30	2,794,034
7,035,000	Curators of the University of Missouri Current Refunding Revenue Bonds, 5.00%, 11/01/34	8,152,668
10,245,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/01/33	11,596,009
		28,176,713
Nebraska — 0.1%
2,345,000	Metropolitan Utilities District of Omaha Water System Revenue Bonds, 5.00%, 12/01/27	2,496,140
Principal Amount		Value
Nebraska (continued)
$2,850,000	Metropolitan Utilities District of Omaha Water System Revenue Bonds, 5.00%, 12/01/31	$3,199,498
		5,695,638
Nevada — 0.6%
20,915,000	State of Nevada Public Improvements GO, Series A, 5.00%, 05/01/36	23,675,523
New Jersey — 5.6%
7,500,000	Middlesex County Improvement Authority University & College Improvements Revenue Bonds, 5.00%, 08/15/53	8,065,437
1,650,000	New Jersey Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/24	1,650,000
1,815,000	New Jersey Educational Facilities Authority Advance Refunding Revenue Bonds, Series I, 5.00%, 07/01/34	1,897,248
6,535,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/25	6,573,156
5,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/26	5,139,332
6,665,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/27	7,021,807
4,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/28	4,299,866
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/27	10,535,345
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/32	11,437,125

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New Jersey (continued)
$10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/30	$11,114,495
18,800,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/36	21,785,517
10,000,000	New Jersey Health Care Facilities Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/34	11,423,808
5,000,000	New Jersey Health Care Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/40	5,551,655
10,000,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, Series A-2, 5.00%, 09/01/47	10,899,629
9,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 06/15/33	10,059,778
13,695,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series AA, 4.00%, 06/15/40	13,577,161
5,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series BB, 4.61%, 06/15/26	5,003,242
3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	3,536,325
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	7,999,784
Principal Amount		Value
New Jersey (continued)
$5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	$5,498,559
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,046,081
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,419,175
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	4,816,320
4,250,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 01/01/32	4,482,968
3,755,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/29	4,069,925
3,400,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/30	3,735,811
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	2,902,875
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,608,575
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,139,814
3,750,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/42	4,098,336
5,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/44	5,477,895

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New Jersey (continued)
$12,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/46	$12,979,206
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,256,815
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,006,291
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,824,526
		229,933,882
New York — 11.3%
8,360,000	City of New York Current Refunding GO, Series A-1, 5.00%, 08/01/30	9,248,253
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	5,180,807
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	5,386,547
5,000,000	City of New York Current Refunding GO, Series D, 5.00%, 08/01/25	5,068,090
5,000,000	City of New York Public Improvements GO, Series B-2, 5.37%, 10/01/25	5,039,041
12,335,000	City of New York Public Improvements GO, Series B-2, 5.31%, 10/01/27	12,625,537
10,000,000	City of New York Public Improvements GO, Series B-3, 5.00%, 09/01/26(b)	10,382,231
8,890,000	City of New York Public Improvements GO, Subseries D-2, 3.66%, 12/01/26	8,753,611
19,825,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	19,898,471
Principal Amount		Value
New York (continued)
$2,105,000	Empire State Development Corp. Pre-refunded Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27(c)	$2,163,150
5,835,000	Empire State Development Corp. Advance Refunding Revenue Bonds, Series B, 5.00%, 03/15/25	5,874,724
11,970,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 09/15/28	13,034,125
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/30	11,083,964
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	11,211,116
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	11,329,854
20,000,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	22,705,370
2,055,000	Metropolitan Transportation Authority Dedicated Tax Fund Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,134,328
10,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/27	10,731,716
15,000,000	New York City Transitional Finance Authority Advance Refunding Revenue Bonds, Series 2, 5.00%, 11/01/25	15,091,161
10,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	11,409,546

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$10,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	$10,642,602
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/31	9,325,444
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-2, 4.90%, 02/01/32	10,129,938
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.00%, 11/01/28	14,320,160
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.05%, 11/01/29	15,414,609
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.15%, 11/01/30	15,458,783
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.25%, 11/01/31	10,342,898
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.35%, 11/01/32	14,541,433
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/25	1,008,826
1,785,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/26	1,839,971
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/27	2,106,238
7,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/36	7,874,023
Principal Amount		Value
New York (continued)
$2,500,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/37	$2,792,572
8,560,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/45	9,252,470
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,027,515
8,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/36	8,997,763
10,000,000	New York State Dormitory Authority Public Facilities Revenue Bonds, Series B, 5.11%, 03/15/25	9,998,433
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28(c)	5,025,690
10,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/32	10,747,820
6,290,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	6,636,132
10,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/27	10,550,290
14,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series F, 5.29%, 03/15/25	14,009,475
7,850,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/25	7,870,968
10,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	10,993,414

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$3,500,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	$3,702,130
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	5,057,570
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	10,361,715
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	10,496,185
6,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	7,002,643
10,210,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	11,199,864
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	11,154,413
		469,233,629
North Carolina — 2.5%
11,680,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/25	11,829,592
3,295,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/28	3,561,895
2,375,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/29	2,613,964
3,000,000	City of Charlotte GO, Series A, 4.75%, 06/01/33	3,003,532
1,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/25	1,012,807
1,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/26	1,036,403
Principal Amount		Value
North Carolina (continued)
$1,235,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/27	$1,308,608
1,250,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/30	1,395,714
1,375,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/35	1,587,717
2,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/36	2,306,163
1,750,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/37	2,010,850
5,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	5,582,856
10,000,000	City of Raleigh NC Combined Enterprise System Current Refunding Revenue Bonds, 5.00%, 09/01/32	11,446,456
4,000,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/26	4,145,806
4,600,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/30	5,105,245
10,250,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/32	11,599,727
3,495,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/33	3,989,268
11,645,000	County of Mecklenburg GO, 5.00%, 09/01/26	12,102,128
5,995,000	County of Union School Improvements GO, 5.00%, 09/01/25	6,093,530

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
North Carolina (continued)
$2,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/25	$2,018,050
3,250,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/27	3,430,431
7,600,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/28	8,179,890
		105,360,632
Ohio — 2.7%
2,635,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/25	2,674,634
2,000,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/26	2,079,467
3,000,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/40	3,388,506
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,001,173
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,516,777
17,050,000	Ohio State University (The) University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/33	19,577,564
5,125,000	Ohio State University (The) University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/35	5,840,666
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bond, Series 2015-A, 5.00%, 12/01/24	10,012,662
5,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series C, 5.00%, 12/01/33	5,733,118
Principal Amount		Value
Ohio (continued)
$7,640,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/47	$8,334,765
6,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series D, 5.00%, 12/01/29	6,632,264
2,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series D, 5.00%, 12/01/30	2,242,519
5,450,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series D, 5.00%, 12/01/31	6,153,982
3,100,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series D, 5.00%, 12/01/32	3,539,873
8,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/33	9,172,990
3,575,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/01/26	3,692,151
10,000,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	10,019,379
6,500,000	State of Ohio Health Care Facilities Revenue Bonds, 5.00%, 01/01/32	7,291,846
2,250,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/24	2,253,801
1,200,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/25	1,225,034
		112,383,171

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Oklahoma — 0.2%
$5,675,000	Oklahoma City Water Utilities Trust Advance Refunding Revenue Bonds, 3.68%, 07/01/29	$5,493,145
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	3,178,741
		8,671,886
Oregon — 1.5%
11,960,000	City of Portland OR Sewer System Revenue Bonds, Series A, 5.00%, 12/01/24	11,975,842
2,500,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/26	2,579,548
2,500,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/27	2,635,896
2,000,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/28	2,151,435
2,380,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/29	2,605,900
3,350,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/30	3,713,630
2,300,000	City of Portland OR Water System Revenue Bonds, Series A, 5.00%, 05/01/31	2,576,850
9,535,000	Multnomah County School District No 1 Portland School Improvements GO, (School Board GTY), 5.00%, 06/15/30	10,598,076
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	10,443,407
10,110,000	State of Oregon Public Facilities GO, Series A, 5.00%, 05/01/42	11,164,698
		60,445,282
Pennsylvania — 2.2%
11,500,000	Commonwealth of Pennsylvania Current Refunding GO, 4.00%, 02/15/34	12,166,603
6,700,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/25	6,801,914
Principal Amount		Value
Pennsylvania (continued)
$10,000,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/26	$10,379,812
10,000,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/45	10,811,735
15,000,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/01/49	14,348,472
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,228,063
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,200,614
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	6,724,248
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,253,978
6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	7,164,461
		91,079,900
South Carolina — 0.7%
4,010,000	Darlington County School District School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	4,212,443
3,695,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	4,214,126
3,830,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	4,417,482

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
South Carolina (continued)
$4,290,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/35	$4,974,149
1,430,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/32	1,604,241
2,000,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/33	2,260,836
6,475,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/34	7,327,894
		29,011,171
South Dakota — 0.3%
1,500,000	South Dakota Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/01/30	1,646,781
7,955,000	South Dakota Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/01/31	8,785,728
		10,432,509
Tennessee — 0.4%
9,820,000	County of Rutherford School Improvements GO, 5.00%, 04/01/37	11,088,673
3,830,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds, 5.00%, 10/01/35	4,410,498
2,165,000	Tennessee State School Bond Authority Pre-refunded Advance Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 5.00%, 11/01/30(c)	2,205,803
		17,704,974
Texas — 19.6%
5,500,000	Aldine Independent School District School Improvements GO, Series B, (PSF-GTD), 5.00%, 02/15/26	5,633,914
Principal Amount		Value
Texas (continued)
$10,000,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	$10,973,463
8,035,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	8,685,239
14,700,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/35	16,845,272
14,775,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/37	16,809,816
8,620,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	9,694,034
10,500,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/34	11,783,395
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/29	5,486,732
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/32	5,672,482
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/35	5,792,102
2,000,000	City of Austin TX Airport System Revenue Bonds, 5.00%, 11/15/25	2,028,991
5,000,000	City of Austin TX Airport System Revenue Bonds, 5.00%, 11/15/28	5,271,248
3,890,000	City of Austin TX Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/27	4,136,787
2,185,000	City of Austin TX Water & Wastewater System Current Refunding Revenue Bonds, 5.00%, 11/15/30	2,422,638

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Texas (continued)
$5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	$5,188,803
5,145,000	City of Fort Worth Water & Sewer System Improvements Refunding Revenue Bonds, 5.00%, 02/15/25	5,171,004
5,720,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/34	6,421,297
8,340,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/37	9,254,062
17,095,000	Comal Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	19,474,422
9,500,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	9,543,874
6,725,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/41	7,440,814
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29(c)	7,738,344
18,695,000	County of Bexar GO, 5.00%, 06/15/49	19,972,809
20,000,000	County of Collin Public Facilities GO, 5.00%, 02/15/25	20,092,366
6,400,000	County of Collin Public Facilities GO, 5.00%, 02/15/26	6,566,930
6,730,000	County of Collin Public Facilities GO, 5.00%, 02/15/27	7,055,435
9,545,000	County of Collin Public Facilities GO, 5.00%, 02/15/40	10,522,012
6,085,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/33	6,993,198
2,225,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/27	2,357,252
Principal Amount		Value
Texas (continued)
$2,100,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/28	$2,266,627
3,500,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	3,835,756
6,800,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/30	7,542,797
2,500,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/26	2,594,481
2,250,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/27	2,383,738
6,350,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/28	6,853,850
3,250,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/29	3,561,773
2,500,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/30	2,773,087
5,000,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/31	5,603,180
6,695,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/32	7,570,278
3,000,000	County of Harris TX Toll Road Revenue Bonds, Series A, 5.00%, 08/15/33	3,420,659
10,000,000	Cypress-Fairbanks Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/30	11,050,961
5,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B, (PSF-GTD), 4.00%, 02/15/44	4,934,382
2,500,000	Dallas Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	2,511,982

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Texas (continued)
$2,500,000	Dallas Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/38	$2,792,094
5,000,000	Deer Park Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	5,356,719
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26(c)	7,749,931
2,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	2,555,799
5,000,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	5,645,886
3,500,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	3,755,985
6,800,000	Ector County Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	6,899,129
5,750,000	Ector County Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/39	6,338,347
1,500,000	El Paso Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,502,239
5,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	5,071,713
1,525,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/29	1,672,085
2,000,000	Fort Bend Independent School District Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	2,028,685
2,500,000	Fort Worth Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	2,512,490
Principal Amount		Value
Texas (continued)
$9,850,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/37	$10,848,303
1,500,000	Harris County Cultural Education Facilities Finance Corp. Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/34	1,696,302
2,500,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	2,596,704
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	5,237,492
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	5,334,591
5,000,000	Lewisville Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	5,400,670
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,250,755
10,000,000	Lone Star College System University & College Improvements GO, Series A, 5.00%, 02/15/25	10,041,480
13,360,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	14,139,660
14,110,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/36	15,653,336
2,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	2,112,399
2,550,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	2,746,457

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Texas (continued)
$3,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	$3,978,610
7,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/40	8,331,678
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/41	11,059,557
1,245,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	1,259,698
1,875,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	1,938,566
6,355,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	7,061,135
7,275,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/32	8,242,708
10,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/26	10,350,597
6,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/27	6,345,125
6,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/30	7,215,064
4,425,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/31	4,969,456
Principal Amount		Value
Texas (continued)
$2,385,000	Prosper Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/40	$2,645,343
2,435,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	2,492,429
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/30(c)	1,279,570
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/31(c)	1,279,570
20,020,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/26	20,503,917
2,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/25	2,019,692
2,500,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/26	2,581,154
9,000,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/26	9,217,591
5,750,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/27	6,018,242
9,450,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/29	10,253,974
7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	7,382,330
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	5,206,276
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,720,272
2,000,000	State of Texas Refunding GO, 5.00%, 10/01/29	2,195,429

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Texas (continued)
$6,750,000	State of Texas Refunding GO, 5.00%, 10/01/31	$7,574,880
2,500,000	State of Texas Refunding GO, 5.00%, 10/01/39	2,820,768
5,000,000	State of Texas Refunding GO, Series B, 1.94%, 10/01/31	4,270,247
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	3,256,465
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/28	5,076,432
18,500,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/31	20,648,941
15,160,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/34	17,332,993
3,000,000	Texas A&M University & College Improvements Revenue Bonds, 5.00%, 05/15/30	3,321,979
1,500,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/29	1,639,966
2,000,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/33	2,287,096
2,310,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/35	2,634,290
4,565,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/25	4,594,108
10,170,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/28	10,889,605
4,000,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/29	4,347,186
4,100,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/30	4,518,286
Principal Amount		Value
Texas (continued)
$1,605,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/31	$1,786,404
10,000,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/32	11,251,420
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/33	8,516,058
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/34	8,584,301
6,700,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/37	7,513,811
17,185,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/30	18,955,095
15,585,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/31	17,377,035
16,690,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/32	18,819,495
5,000,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/33	5,696,601
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,115,722
4,335,000	Wylie Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/36	4,895,195
		811,143,899

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Utah — 1.3%
$2,950,000	City of Salt Lake City UT Airport Revenue Bonds, Series A, 5.00%, 07/01/26	$3,018,048
2,500,000	City of Salt Lake City UT Airport Revenue Bonds, Series A, 5.00%, 07/01/30	2,673,516
10,000,000	City of Salt Lake City UT Airport Revenue Bonds, Series A, 5.00%, 07/01/33	10,649,516
6,000,000	City of Salt Lake City UT Airport Revenue Bonds, Series A, 5.00%, 07/01/34	6,458,411
10,000,000	County of Utah Health Care Facilities Revenue Bonds, 4.00%, 05/15/41	9,961,687
3,060,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/29	3,354,574
2,760,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/30	3,061,867
3,710,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/31	4,164,234
3,900,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/32	4,428,156
4,025,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/33	4,600,543
		52,370,552
Virginia — 2.7%
3,330,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/25	3,364,650
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	7,517,972
5,000,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	5,273,109
Principal Amount		Value
Virginia (continued)
$7,555,000	County of Loudoun GO, Series A, (State Aid Withholding), 5.00%, 12/01/25	$7,732,328
10,900,000	Fairfax County Industrial Development Authority Health Care Facilities Revenue Bonds, 5.00%, 05/15/32	12,292,418
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,357,954
16,330,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	16,854,843
4,460,000	Loudoun County Sanitation Authority Advance Refunding Revenue Bonds, 5.00%, 01/01/29	4,470,858
2,755,000	Virginia Beach Development Authority Current Refunding Revenue Bonds, Series B, 5.00%, 02/01/26	2,824,996
2,750,000	Virginia Beach Development Authority Current Refunding Revenue Bonds, Series B, 5.00%, 02/01/27	2,883,610
5,725,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/27	6,003,474
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/28	5,348,483
6,540,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/29	7,118,023
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/38	5,509,230
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	5,156,082

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Virginia (continued)
$2,645,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/25	$2,681,787
2,585,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/26	2,684,272
2,100,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/27	2,230,321
2,280,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/27	2,394,855
3,325,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/28	3,562,956
2,000,000	Virginia Resources Authority Advance Refunding Revenue Bonds, 5.00%, 11/01/26	2,089,636
		111,351,857
Washington — 5.8%
4,535,000	City of Seattle WA Municipal Light & Power Revenue Bonds, Series A, 5.00%, 03/01/30	5,017,071
5,395,000	County of King Refunding GO, 5.00%, 07/01/26	5,411,956
9,000,000	County of King School District No 411 Issaquah School Improvements GO, (School Board GTY), 5.00%, 12/01/32	9,517,598
8,000,000	County of King WA Sewer Revenue Bonds, Series B, 5.00%, 07/01/29	8,596,938
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,333,666
1,500,000	King & Snohomish Counties School District No 417 Northshore School Improvements GO, (School Board GTY), 5.00%, 12/01/39	1,689,343
Principal Amount		Value
Washington (continued)
$2,000,000	King County School District No 403 Renton School Improvements GO, (School Board GTY), 5.00%, 12/01/24	$2,002,445
5,100,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/25	5,208,216
2,270,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/29	2,501,936
8,560,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/37	9,623,755
5,000,000	Snohomish County School District No 201 Refunding GO, (School Board GTY), 5.00%, 12/01/25	5,004,788
6,000,000	Spokane County School District No 81 Spokane School Improvements GO, (School Board GTY), 5.00%, 12/01/36	6,686,657
20,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/37	22,484,498
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/38	12,324,639
5,620,000	State of Washington GO, Series T, 4.74%, 08/01/26	5,659,539
6,650,000	State of Washington Highway Improvements GO, Series D, 5.00%, 02/01/43	6,901,780
24,710,000	State of Washington School Improvements GO, Series 2024-A, 5.00%, 08/01/42	27,098,019
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/29	16,420,212
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/30	16,629,894

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
Washington (continued)
$10,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/39	$11,094,924
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/40	16,510,961
8,975,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/44	9,573,898
20,000,000	State of Washington School Improvements GO, Series C, Group 1, 5.00%, 02/01/35	22,806,742
		239,099,475
Wisconsin — 2.2%
5,780,000	State of Wisconsin Crossover Refunding GO, Series 2, 5.00%, 11/01/27	6,092,569
11,000,000	State of Wisconsin Current Refunding GO, Series 1, 5.00%, 05/01/25	11,094,904
2,000,000	State of Wisconsin Current Refunding GO, Series 2024-2, 5.00%, 05/01/26	2,060,402
10,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29(c)	10,529,830
13,780,000	State of Wisconsin GO, Series A, 5.00%, 05/01/38	15,287,740
13,310,000	State of Wisconsin Public Facilities GO, Series A, 5.00%, 05/01/25	13,424,833
14,975,000	State of Wisconsin Public Facilities GO, Series A, 5.00%, 05/01/44	16,521,823
8,000,000	State of Wisconsin University & College Improvements GO, Series A, 5.00%, 05/01/32	8,983,338
7,250,000	Wisconsin Health & Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/54(a)	7,438,812
		91,434,251
Total Municipal Bonds (Cost $3,992,096,067)		3,977,090,471
Principal Amount		Value
CORPORATE BONDS — 0.9%
United States — 0.9%
$1,675,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$1,525,087
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,793,666
8,000,000	Brown University, Series A, 1.91%, 09/01/30	6,874,293
5,000,000	Leland Stanford Junior University, 1.29%, 06/01/27	4,621,231
20,000,000	SSM Health Care Corp., 4.89%, 06/01/28	20,016,311

Total Corporate Bonds (Cost $39,702,164)		37,830,588

U.S. GOVERNMENT SECURITIES — 1.2%
U.S. Treasury Notes — 1.2%
18,000,000	4.25%, 10/15/25	17,988,468
15,000,000	4.63%, 02/28/26	15,067,383
15,000,000	4.25%, 03/15/27	15,039,258

Total U.S. Government Securities (Cost $47,806,841)		48,095,109

Shares
INVESTMENT COMPANY — 2.2%
89,782,630	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(d)	89,782,630
Total Investment Company (Cost $89,782,630)		89,782,630

TOTAL INVESTMENTS — 100.2% (Cost $4,169,387,702)		$4,152,798,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(6,476,941)
NET ASSETS — 100.0%		$4,146,321,857

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

97

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	October 31, 2024

Principal Amount		Value
MUNICIPAL BONDS — 92.7%
California — 92.7%
$10,000,000	California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3, 5.00%, 06/01/33	$11,752,018
5,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/15/33	5,771,203
2,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/01/49	2,187,855
680,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/26	702,772
1,130,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/27	1,197,347
4,715,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	5,108,574
1,020,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/29	1,127,571
1,000,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	1,157,846
8,200,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	9,604,535
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/35	2,300,618
Principal Amount		Value
California (continued)
$2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 4.00%, 10/01/38	$2,092,327
1,950,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/28	2,117,720
1,500,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/33	1,739,507
3,575,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/15/42	3,619,248
2,425,000	California State Public Works Board Current Refunding Revenue Bonds, Series C, 5.00%, 09/01/30	2,705,616
3,825,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 5.11%, 04/01/25	3,830,461
2,750,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 4.99%, 04/01/31	2,800,534
5,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/47	5,061,750
975,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/25	982,589
325,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/26	335,042
4,550,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/40	5,196,567
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,307,745

98

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
California (continued)
$1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	$1,171,343
2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	2,584,126
3,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	3,386,192
1,750,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/34	2,013,385
2,000,000	City of Los Angeles CA Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/31	2,275,343
1,500,000	City of Los Angeles CA Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/32	1,730,660
2,590,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	2,730,843
5,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	5,404,137
3,515,000	City of San Francisco CA Public Utilities Commission Water Refunding Revenue Bonds, Sub- Series S, 5.00%, 11/01/31	4,053,454
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/29	1,116,456
2,910,000	City of San Francisco CA Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/30	3,301,938
3,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/31	3,463,715
Principal Amount		Value
California (continued)
$2,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/32	$2,331,098
3,250,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/25	3,301,239
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,082,343
1,600,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/27	1,709,004
1,955,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/28	2,131,928
1,005,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/29	1,118,150
5,220,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	5,223,533
5,220,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	5,220,587
1,700,000	East Bay Municipal Utility District Water System Revenue Bonds, Series A, 5.00%, 06/01/31	1,945,444
1,500,000	East Bay Municipal Utility District Water System Revenue Bonds, Series A, 5.00%, 06/01/43	1,682,263
5,485,000	Foothill-De Anza Community College District University & College Improvements GO, Series C, 5.00%, 08/01/25	5,571,475
1,450,000	Fremont Union High School District School Improvements GO, Series 2018, 5.00%, 08/01/25	1,472,210
5,000,000	Los Angeles Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/27	5,343,395
3,000,000	Los Angeles Community College District University & College Improvements GO, Series B, 4.78%, 08/01/27	3,027,372

99

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
California (continued)
$930,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/31	$1,065,484
5,000,000	Los Angeles Department of Water & Power Water System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/36	5,852,217
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/26	5,185,410
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	5,326,084
2,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series D, 5.00%, 07/01/47	2,180,168
1,000,000	Miracosta Community College District University & College Improvements GO, Series 2016-C, 5.00%, 08/01/35	1,145,228
1,000,000	Mount San Antonio Community College District University & College Improvements GO, Series D, 5.00%, 08/01/35	1,179,481
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/30	1,130,259
2,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	2,212,714
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/38	1,155,927
1,400,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/39	1,610,691
Principal Amount		Value
California (continued)
$1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/40	$1,143,693
1,000,000	San Diego County Regional Transportation Commission Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	1,083,131
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/28	10,533,699
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	3,199,165
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,162,868
2,500,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	2,688,382
12,530,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series C, 5.35%, 05/01/25	12,574,928
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	2,132,777

100

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
California (continued)
$5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series C, 5.00%, 05/01/46	$5,089,270
5,700,000	San Francisco City & County Public Utilities Commission Wastewater Advance Refunding Revenue Bonds, Series B, 4.81%, 10/01/32	5,735,611
1,000,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/36	1,142,561
1,650,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/38	1,873,669
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/36	1,143,169
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/37	1,139,820
1,075,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/42	1,199,724
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/42	2,227,181
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/43	2,215,452
10,000,000	Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2, 5.00%, 06/01/26	10,355,641
5,000,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/47	5,426,506
Principal Amount		Value
California (continued)
$25,000	State of California Current Refunding GO, 5.00%, 10/01/26	$25,043
4,975,000	State of California Current Refunding GO, 5.00%, 10/01/26(a)	4,982,960
2,000,000	State of California Current Refunding GO, 5.00%, 11/01/27	2,134,066
10,000,000	State of California Current Refunding GO, 5.00%, 11/01/30	11,196,131
5,000,000	State of California Current Refunding GO, 5.00%, 10/01/36	5,631,507
2,645,000	State of California Current Refunding GO, 5.00%, 10/01/27	2,817,111
5,770,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	6,584,045
3,000,000	State of California Current Refunding GO, Group C, 5.00%, 08/01/27	3,012,822
10,140,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	10,328,367
7,500,000	State of California Public Improvements GO, 5.00%, 08/01/33	8,600,927
5,000,000	State of California Water Utility Improvements GO, 6.00%, 03/01/33	5,439,498
10,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	10,748,199
10,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/34	11,560,564
5,000,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/35	5,835,545

101

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
California (continued)
$3,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	$3,464,146

Total Municipal Bonds (Cost $341,734,132)		341,562,919

CORPORATE BONDS — 0.5%
United States — 0.5%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,859,973
Total Corporate Bonds (Cost $2,000,000)		1,859,973

U.S. GOVERNMENT SECURITIES — 1.4%
U.S. Treasury Notes — 1.4%
5,000,000	4.25%, 10/15/25	4,996,797
Total U.S. Government Securities (Cost $4,994,855)		4,996,797

Shares
INVESTMENT COMPANY — 4.3%
15,857,568	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(b)	15,857,568
Total Investment Company (Cost $15,857,568)		15,857,568

TOTAL INVESTMENTS — 98.9% (Cost $364,586,555)		$364,277,257
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		4,051,742
NET ASSETS — 100.0%		$368,328,999

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

102

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	October 31, 2024

Principal Amount		Value
MUNICIPAL BONDS — 90.0%
New York — 90.0%
$1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	$1,521,188
2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	2,693,273
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,267,022
3,000,000	City of New York Current Refunding GO, Sub-Series F-1, 5.00%, 08/01/30	3,318,751
6,345,000	City of New York Public Improvements GO, Series A-1, 4.00%, 08/01/41	6,348,940
5,000,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	5,018,530
2,860,000	County of Westchester NY Public Improvements GO, Series A, 5.00%, 10/15/29	3,174,319
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 12/15/30	2,253,669
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/31	2,140,073
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/32	2,448,557
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/33	2,438,630
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/34	7,915,280
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/35	7,881,371
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/36	7,848,852
Principal Amount		Value
New York (continued)
$1,500,000	Empire State Development Corp. Pre-refunded Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/29(a)	$1,582,543
5,000	Empire State Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/25	5,033
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	5,605,558
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	5,664,927
4,620,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	5,244,940
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/25	1,009,362
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/26	1,032,402
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,118,658
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,677,732
1,750,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/27	1,842,958
2,220,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/28	2,382,716

103

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$1,050,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/32	$1,198,802
1,225,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/34	1,423,507
10,960,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 4.00%, 09/01/38	11,232,562
1,860,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/28	2,018,317
6,000,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/29	6,611,662
2,500,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/33	2,882,835
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,270,707
6,000,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 09/01/34	6,122,053
1,915,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/27	2,038,810
1,600,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/28	1,736,187
1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/29	1,652,916
1,700,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/30	1,897,234
1,400,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/31	1,580,722
1,850,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/32	2,112,176
Principal Amount		Value
New York (continued)
$2,300,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/33	$2,652,208
1,675,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/34	1,918,552
2,000,000	Metropolitan Transportation Authority Dedicated Tax Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,088,037
2,500,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	2,798,519
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Sub-Series A1, 5.00%, 11/15/48(b)	1,500,823
2,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/33	2,012,136
1,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/25	1,020,669
7,155,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/28	7,834,329
9,500,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/29	10,599,087
4,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	4,549,828
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,432,236
6,000,000	New York City Housing Development Corp. Local Multifamily Housing Revenue Bonds, Series A, (Housing Finance Agency), 3.63%, 11/01/63(b)	6,061,918

104

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$4,000,000	New York City Housing Development Corp. Local Multifamily Housing, Sustainable Development Revenue Bonds, Series K, (Housing Finance Agency), 0.90%, 11/01/60(b)	$3,852,204
1,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/28	1,043,899
1,100,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/29	1,171,279
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-3, 5.00%, 06/15/47	5,343,550
2,750,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,782,309
1,020,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series DD, 5.00%, 06/15/33	1,172,393
1,005,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub-Series EE, 5.00%, 06/15/31	1,132,676
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/27	2,042,971
6,400,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series DD-1, 5.00%, 06/15/30	7,132,630
5,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	5,056,022
Principal Amount		Value
New York (continued)
$5,600,000	New York City Transitional Finance Authority Advance Refunding Revenue Bonds, Series 2, 4.68%, 11/01/26	$5,638,703
1,960,000	New York City Transitional Finance Authority Building Aid , Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/30	2,088,077
2,300,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	2,605,273
2,230,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	2,544,329
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,073,749
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,027,347
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,496,400
13,600,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	14,473,939
7,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B-1, 5.00%, 08/01/25	7,863,571
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series E-1, 5.00%, 11/01/36	3,351,136
2,060,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-1, 5.00%, 02/01/38	2,277,150

105

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-1, 5.00%, 02/01/40	$2,714,056
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C, 5.00%, 05/01/36	2,249,721
1,500,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-S, 5.00%, 05/01/31	1,676,793
5,515,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/37	6,180,428
7,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series G-1, 5.00%, 05/01/38	7,823,985
1,655,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/30	1,864,389
7,715,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/31	8,791,067
2,575,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/32	2,968,879
2,680,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/33	3,119,642
2,425,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/34	2,841,007
2,500,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/35	2,912,210
1,350,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 11/15/49	1,312,525
Principal Amount		Value
New York (continued)
$5,000	New York State Dormitory Authority Pre-refunded Refunding Revenue Bonds, Series E, 5.00%, 02/15/30(a)	$5,026
3,505,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,683,261
475,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/25	480,702
3,610,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/26	3,725,429
5,170,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/27	5,469,007
2,765,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/28	2,976,242
2,240,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/29	2,447,192
1,770,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/36	1,988,429
2,575,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/28	2,769,436
2,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/37	2,238,089
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	3,878,511
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,772,955

106

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$2,500,000	New York State Dormitory Authority Public Facilities Revenue Bonds, Series B, 5.11%, 03/15/25	$2,499,608
10,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29(a)	10,177,402
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/35	3,429,700
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/36	3,417,961
2,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/37	2,261,572
6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(a)	6,583,344
1,005,000	New York State Dormitory Authority Refunding Revenue Bonds, Series B, (American Municipal Bond Assurance Corp.), 5.50%, 03/15/30	1,137,223
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28(a)	2,600,766
2,175,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/32	2,337,651
1,575,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/31	1,797,226
6,655,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/32	7,682,517
Principal Amount		Value
New York (continued)
$1,250,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	$1,456,555
6,125,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	7,135,280
3,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.50%, 07/01/54	4,219,680
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	2,556,370
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,813,480
3,755,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	4,060,303
2,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,201,648
3,445,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 5.00%, 06/15/30	3,782,033
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/25	4,048,978
2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	2,072,593
955,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/26	993,987

107

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	$1,853,575
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,085,832
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,080,405
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/36	1,126,807
6,250,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/41	6,880,396
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,490,947
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 09/15/48	3,239,680
5,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series F, (State of New York Mortgage Agency), 3.85%, 05/01/62(b)	5,001,227
1,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.00%, 11/01/61(b)	944,037
1,500,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61(b)	1,392,427
1,150,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/38	1,306,758
Principal Amount		Value
New York (continued)
$5,875,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/31	$6,557,563
5,500,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	6,046,378
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,106,323
2,500,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 237, 5.00%, 01/15/47	2,682,274
1,100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 84, 5.00%, 09/01/34	1,100,000
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,611,824
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,030,081
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	1,966,793
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,022,933
2,750,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	2,995,637
1,500,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	1,705,442
2,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 4.00%, 11/15/35	2,080,824

108

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

Principal Amount		Value
New York (continued)
$3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	$3,173,254
4,740,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B-2, 5.00%, 05/15/31	5,310,109
1,275,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/34	1,451,450
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/38	1,119,065
1,275,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/29	1,338,264
850,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/32	948,125
835,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/33	943,836
2,975,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	3,009,254
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	5,180,857
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	5,248,092
5,045,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	5,435,128
3,630,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	3,981,930
4,760,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	5,309,501
Principal Amount		Value
New York (continued)
$2,250,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/33	$2,543,270
1,700,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/34	1,943,694

Total Municipal Bonds (Cost $528,112,146)		522,250,573

CORPORATE BONDS — 1.6%
United States — 1.6%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,552,500
4,500,000	Cornell University, 4.84%, 06/15/34	4,498,667
Total Corporate Bonds (Cost $9,500,000)		9,051,167

U.S. GOVERNMENT SECURITIES — 5.4%
U.S. Treasury Notes — 5.4%
10,000,000	4.25%, 10/15/25	9,993,594
6,000,000	4.25%, 03/15/27	6,015,703
5,400,000	4.13%, 10/31/27	5,399,578
5,000,000	4.25%, 02/28/29	5,017,773
5,000,000	4.25%, 02/28/31	5,009,180
Total U.S. Government Securities (Cost $31,251,138)		31,435,828

Shares
INVESTMENT COMPANY — 1.6%
9,491,037	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.69%(c)	9,491,037
Total Investment Company (Cost $9,491,037)		9,491,037

TOTAL INVESTMENTS — 98.6% (Cost $578,354,321)		$572,228,605
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		7,921,276
NET ASSETS — 100.0%		$580,149,881

109

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2024

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	The rate shown represents the current yield as of October 31, 2024.

The following abbreviation is used in the report:

GO — General Obligation

110

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2024

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,535,079,221	$24,665,823,865	$8,832,080,312	$2,368,512,674
Foreign currency, at value (Cost $0, $0, $5,711,015, and $0, respectively)	—	—	5,713,238	—
Cash	21,090	64,391	3	—
Due from broker for collateral	—	5,920,000	—	700,000
Dividends and interest receivable	807,421	29,504,834	15,790,319	14,850,750
Receivable for Fund shares sold	530,608	1,691,350	1,620,207	1,112,313
Receivable for investments sold	1,017	16,151,372	4,911,672	—
Unrealized appreciation on swap agreements	—	—	—	2,396,060
Prepaid expenses	18,741	64,803	30,278	16,438
Total Assets	3,536,458,098	24,719,220,615	8,860,146,029	2,387,588,235
LIABILITIES:
Payable for Fund shares redeemed	1,460,406	16,868,719	4,220,862	554,181
Payable for investments purchased	—	20,786,666	4,039,636	1,441,440
Unrealized depreciation on swap agreements	—	—	—	3,683,395
Unrealized depreciation on forward foreign currency exchange contracts	—	5,526,152	—	—
Deferred foreign capital gains tax liability (Note 8)	—	12,020,438	1,763,355	—
Accrued expenses and other payables:
Investment advisory	2,011,858	17,197,282	6,066,508	1,185,781
Administration and accounting - unaffiliated	60,863	434,191	203,887	86,820
Administration and accounting - affiliated	91,718	638,943	228,305	61,669
Shareholder servicing fee	611,450	4,259,617	1,522,037	411,127
Custody - unaffiliated	—	—	206,412	4,451
Custody - affiliated	59,438	572,740	25,712	—
Directors	19,660	137,876	49,033	14,015
Legal and audit	80,689	423,309	176,192	174,317
Other	45,406	291,747	120,687	36,057
Total Liabilities	4,441,488	79,157,680	18,622,626	7,653,253
NET ASSETS	$3,532,016,610	$24,640,062,935	$8,841,523,403	$2,379,934,982
NET ASSETS consist of:
Capital paid-in	$1,782,160,973	$14,104,215,966	$7,325,538,231	$3,003,381,716
Total distributable earnings/(accumulated loss)	1,749,855,637	10,535,846,969	1,515,985,172	(623,446,734)
NET ASSETS	$3,532,016,610	$24,640,062,935	$8,841,523,403	$2,379,934,982
Net Asset Value, maximum offering price and redemption price per share	$27.27	$20.55	$16.67	$8.03
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	129,537,578	1,199,256,938	530,488,182	296,449,155
INVESTMENTS, AT COST	$2,123,879,055	$15,372,194,206	$7,569,116,572	$2,822,161,016

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2024

	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,380,245,700	$60,260,684	$4,152,798,798	$364,277,257	$572,228,605
Cash	—	1	—	1	1
Dividends and interest receivable	11,945,759	650,626	50,688,864	4,649,482	7,146,769
Receivable for Fund shares sold	1,490,505	42,400	2,133,094	147,300	1,099,500
Receivable for investments sold	3,927,803	1,643,790	10,047,168	—	—
Prepaid expenses	14,086	3,562	20,065	11,857	12,311
Total Assets	1,397,623,853	62,601,063	4,215,687,989	369,085,897	580,487,186
LIABILITIES:
Payable for Fund shares redeemed	406,344	—	569,004	550,049	35,200
Payable for investments purchased	6,980,384	2,486,887	66,629,954	—	—
Accrued expenses and other payables:
Investment advisory	346,684	13,535	1,035,926	85,352	123,103
Administration and accounting - unaffiliated	33,451	5,576	92,756	13,872	19,392
Administration and accounting - affiliated	35,699	1,131	106,343	9,449	14,886
Shareholder servicing fee	237,992	7,538	708,955	62,993	99,242
Custody - affiliated	17,850	565	53,171	4,725	7,443
Directors	7,811	145	23,495	2,053	3,253
Legal and audit	51,749	7,417	82,556	19,205	23,162
Other	21,536	6,581	63,972	9,200	11,624
Total Liabilities	8,139,500	2,529,375	69,366,132	756,898	337,305
NET ASSETS	$1,389,484,353	$60,071,688	$4,146,321,857	$368,328,999	$580,149,881
NET ASSETS consist of:
Capital paid-in	$1,552,799,445	$59,902,242	$4,357,523,881	$384,491,239	$605,994,221
Total distributable earnings/(accumulated loss)	(163,315,092)	169,446	(211,202,024)	(16,162,240)	(25,844,340)
NET ASSETS	$1,389,484,353	$60,071,688	$4,146,321,857	$368,328,999	$580,149,881
Net Asset Value, maximum offering price and redemption price per share	$10.11	$10.14	$11.46	$9.69	$9.81
Number of shares authorized	2,000,000,000	3,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	137,424,792	5,927,092	361,908,070	38,009,200	59,129,315
INVESTMENTS, AT COST	$1,394,450,251	$60,256,724	$4,169,387,702	$364,586,555	$578,354,321

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2024

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$3,910,127	$20,641,409	$3,359,703	$139,067,889
Dividends - unaffiliated	27,800,302	382,237,312	155,112,865	18,252,130
Foreign tax withheld	(348,976)	(15,015,513)	(12,335,384)	—
Total investment income	31,361,453	387,863,208	146,137,184	157,320,019
EXPENSES:
Investment advisory fees	22,702,528	188,496,766	71,396,611	13,972,355
Shareholder servicing fees	6,754,624	46,655,442	16,799,203	4,808,129
Administration and accounting fees - unaffiliated	483,019	3,154,355	1,177,289	389,539
Administration and accounting fees - affiliated	1,013,194	6,998,316	2,519,880	721,220
Custodian fees - unaffiliated	—	45,191	1,914,737	61,906
Custodian fees - affiliated	636,918	5,882,586	312,201	—
Directors fees and expenses	72,366	501,807	178,721	51,379
Insurance premiums	22,477	71,871	36,108	20,475
Legal and audit fees	112,900	527,525	191,593	53,909
Printing and postage fees	25,839	119,745	50,701	21,202
Registration fees	27,514	31,833	31,457	32,885
Transfer agent fees	320,685	2,135,918	775,972	233,068
Miscellaneous expenses	27,613	173,182	281,953	170,519
Total expenses	32,199,677	254,794,537	95,666,426	20,536,586
Expenses waived by Advisor	(112,262)	—	(3,266,314)	(95,590)
Net expenses	32,087,415	254,794,537	92,400,112	20,440,996
NET INVESTMENT INCOME/(LOSS)	(725,962)	133,068,671	53,737,072	136,879,023
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, REDEMPTIONS IN-KIND, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	373,025,751	1,452,344,402	352,724,127	(15,787,985)
Futures contracts	—	—	—	2,061,119
Swap agreements	—	—	—	(9,161,694)
Forward foreign currency exchange contracts	—	(3,602,206)	—	—
Redemptions in-kind	57,604,732	—	—	—
Foreign currency transactions	(93,940)	(6,133,787)	(1,218,482)	—
Foreign capital gains tax	—	(18,613,408)	(2,870,746)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	548,688,103	5,101,949,432	1,469,220,026	159,226,335
Swap agreements	—	—	—	20,000,003
Forward foreign currency exchange contracts	—	1,530,938	—	—
Foreign currency transactions	7,907	(553,194)	(85,585)	—
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	5,987,654	(477,016)	—
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, redemptions in-kind, foreign currency transactions, and foreign capital gains taxes	979,232,553	6,532,909,831	1,817,292,324	156,337,778
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$978,506,591	$6,665,978,502	$1,871,029,396	$293,216,801

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2024

	FIXED INCOME FUND	SHORT-TERM BOND FUND(a)	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$60,850,547	$776,888	$124,157,926	$11,189,214	$16,671,022
Dividends - unaffiliated	187	—	3,061	—	—
Total investment income	60,850,734	776,888	124,160,987	11,189,214	16,671,022
EXPENSES:
Investment advisory fees	5,687,230	50,415	14,992,877	1,608,949	2,533,187
Shareholder servicing fees	2,821,274	31,509	8,138,787	715,088	1,141,594
Administration and accounting fees - unaffiliated	213,600	17,292	568,844	72,203	100,907
Administration and accounting fees - affiliated	423,191	4,726	1,220,818	107,263	171,239
Custodian fees - affiliated	211,596	2,363	610,409	53,632	85,620
Directors fees and expenses	30,179	375	87,239	7,686	12,161
Insurance premiums	17,838	8,330	24,719	14,956	15,555
Legal and audit fees	66,370	7,586	109,065	22,901	34,827
Printing and postage fees	17,035	6,694	29,725	11,701	12,773
Registration fees	24,593	5,801	77,345	22,860	27,344
Transfer agent fees	141,652	10,293	385,124	44,698	64,088
Miscellaneous expenses	31,114	10,292	77,850	20,134	28,354
Total expenses	9,685,672	155,676	26,322,802	2,702,071	4,227,649
Expenses waived by Advisor	(1,645,036)	(97,384)	(3,127,253)	(650,195)	(974,107)
Net expenses	8,040,636	58,292	23,195,549	2,051,876	3,253,542
NET INVESTMENT INCOME	52,810,098	718,596	100,965,438	9,137,338	13,417,480
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(12,863,723)	1,884	(28,741,511)	(917,011)	(1,613,026)
Net change in unrealized appreciation on:
Investments	68,254,975	3,960	167,513,967	12,666,504	22,444,531
Net realized and change in unrealized gain/(loss) on investments	55,391,252	5,844	138,772,456	11,749,493	20,831,505
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,201,350	$724,440	$239,737,894	$20,886,831	$34,248,985

(a)	For the period from February 29, 2024 (commencement of operations) to October 31, 2024.

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023

FROM OPERATIONS:
Net investment income/(loss)	$(725,962)	$6,541,415
Net realized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, foreign currency transactions and foreign capital gains tax	372,931,811	259,575,751
Net realized gain on redemptions in-kind	57,604,732	—
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, net of foreign deferred taxes	548,696,010	34,497,245
Net increase/(decrease) in net assets resulting from operations	978,506,591	300,614,411

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(251,769,397)	(68,874,399)
Total distributions to shareholders	(251,769,397)	(68,874,399)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	211,302,539	213,290,390
Reinvestment of distributions	155,213,606	41,256,915
Value of capital stock redeemed	(448,987,760)	(400,951,671)
Net increase/(decrease) in net assets resulting from capital stock transactions	(82,471,615)	(146,404,366)
Net increase/(decrease) in net assets	644,265,579	85,335,646

NET ASSETS:
Beginning of year	2,887,751,031	2,802,415,385
End of year	$3,532,016,610	$2,887,751,031

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,580,992	10,032,062
Shares issued as reinvestment of distributions	6,804,580	2,056,676
Shares redeemed in-kind	(934,146)	—
Shares redeemed	(17,014,957)	(18,409,686)
Net increase/(decrease) in shares outstanding	(2,563,531)	(6,320,948)

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023

$133,068,671	$113,103,921	$53,737,072	$39,968,089	$136,879,023	$122,762,073

1,423,995,001	343,194,752	348,634,899	70,667,920	(22,888,560)	(120,828,620)
—	—	—	—	—	—

5,108,914,830	988,262,883	1,468,657,425	(166,122,137)	179,226,338	(28,664,093)
6,665,978,502	1,444,561,556	1,871,029,396	(55,486,128)	293,216,801	(26,730,640)

(122,213,975)	(119,244,027)	(52,892,671)	(38,864,269)	(136,598,824)	(119,000,546)
(122,213,975)	(119,244,027)	(52,892,671)	(38,864,269)	(136,598,824)	(119,000,546)

1,078,093,056	1,380,958,837	954,799,857	1,084,533,794	586,100,662	719,687,403
32,618,866	37,575,695	14,308,234	12,301,908	44,814,084	44,540,574
(2,699,329,776)	(2,442,065,362)	(1,298,432,985)	(1,003,757,182)	(646,042,483)	(702,065,146)
(1,588,617,854)	(1,023,530,830)	(329,324,894)	93,078,520	(15,127,737)	62,162,831
4,955,146,673	301,786,699	1,488,811,831	(1,271,877)	141,490,240	(83,568,355)

19,684,916,262	19,383,129,563	7,352,711,572	7,353,983,449	2,238,444,742	2,322,013,097
$24,640,062,935	$19,684,916,262	$8,841,523,403	$7,352,711,572	$2,379,934,982	$2,238,444,742

58,151,648	89,816,326	60,801,939	75,136,078	73,047,995	88,222,439
1,898,035	2,554,432	944,438	882,490	5,590,623	5,524,317
—	—	—	—	—	—
(145,140,531)	(158,213,821)	(84,445,971)	(70,460,452)	(80,696,913)	(86,563,629)
(85,090,848)	(65,843,063)	(22,699,594)	5,558,116	(2,058,295)	7,183,127

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023

FROM OPERATIONS:
Net investment income	$52,810,098	$37,633,716
Net realized gain/(loss) on investments	(12,863,723)	(73,630,029)
Net change in unrealized appreciation/(depreciation) on investments	68,254,975	52,696,022
Net increase in net assets resulting from operations	108,201,350	16,699,709

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(54,186,280)	(39,098,317)
Total distributions to shareholders	(54,186,280)	(39,098,317)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	219,867,269	242,013,264
Reinvestment of distributions	29,529,938	22,809,811
Value of capital stock redeemed	(300,747,384)	(249,142,474)
Net increase/(decrease) in net assets resulting from capital stock transactions	(51,350,177)	15,680,601
Net increase/(decrease) in net assets	2,664,893	(6,718,007)

NET ASSETS:
Beginning of year	1,386,819,460	1,393,537,467
End of year	$1,389,484,353	$1,386,819,460

CAPITAL SHARE TRANSACTIONS:
Shares sold	21,785,902	24,054,143
Shares issued as reinvestment of distributions	2,918,415	2,270,545
Shares redeemed	(29,990,162)	(24,691,147)
Net increase/(decrease) in shares outstanding	(5,285,845)	1,633,541

(a)	For the period from February 29, 2024 (commencement of operations) to October 31, 2024.

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

SHORT-TERM BOND FUND	MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND
FOR THE PERIOD ENDED OCTOBER 31, 2024(a)	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023

$718,596	$100,965,438	$75,209,802	$9,137,338	$7,588,745
1,884	(28,741,511)	(67,241,188)	(917,011)	(7,420,337)
3,960	167,513,967	42,199,578	12,666,504	4,358,989
724,440	239,737,894	50,168,192	20,886,831	4,527,397

(554,994)	(98,794,555)	(73,169,436)	(9,190,192)	(7,179,822)
(554,994)	(98,794,555)	(73,169,436)	(9,190,192)	(7,179,822)

63,667,402	762,858,325	689,395,635	63,752,147	97,257,293
129,606	20,767,580	17,007,585	2,972,465	2,645,310
(3,894,766)	(573,657,356)	(702,350,840)	(50,340,743)	(71,889,062)
59,902,242	209,968,549	4,052,380	16,383,869	28,013,541
60,071,688	350,911,888	(18,948,864)	28,080,508	25,361,116

—	3,795,409,969	3,814,358,833	340,248,491	314,887,375
$60,071,688	$4,146,321,857	$3,795,409,969	$368,328,999	$340,248,491

6,297,201	66,183,133	60,085,000	6,546,565	10,020,109
12,836	1,799,014	1,488,506	304,429	274,015
(382,945)	(49,838,558)	(61,505,530)	(5,188,556)	(7,465,536)
5,927,092	18,143,589	67,976	1,662,438	2,828,588

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NEW YORK MUNICIPAL BOND FUND
	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023

FROM OPERATIONS:
Net investment income	$13,417,480	$10,757,055
Net realized (loss) on investments	(1,613,026)	(8,651,877)
Net change in unrealized appreciation/(depreciation) on investments	22,444,531	5,703,911
Net increase in net assets resulting from operations	34,248,985	7,809,089

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(13,261,140)	(10,482,292)
Total distributions to shareholders	(13,261,140)	(10,482,292)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	90,280,293	122,123,822
Reinvestment of distributions	3,487,839	3,077,173
Value of capital stock redeemed	(83,561,528)	(119,639,555)
Net increase in net assets resulting from capital stock transactions	10,206,604	5,561,440
Net increase in net assets	31,194,449	2,888,237

NET ASSETS:
Beginning of year	548,955,432	546,067,195
End of year	$580,149,881	$548,955,432

CAPITAL SHARE TRANSACTIONS:
Shares sold	9,147,248	12,471,957
Shares issued as reinvestment of distributions	353,062	315,134
Shares redeemed	(8,470,637)	(12,261,781)
Net increase in shares outstanding	1,029,673	525,310

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023		2022		2021		2020
Net asset value, beginning of year	$21.86	$20.25		$27.31		$20.18		$18.84
Investment operations:
Net investment income/(loss)(a)	(0.01)	0.05		0.03		(0.02)		0.02
Net realized and unrealized gain/(loss)	7.36	2.06		(5.55)		7.85		3.02
Total from investment operations	7.35	2.11		(5.52)		7.83		3.04
Distributions:
Net investment income	(0.05)	(0.04)		—		(0.01)		(0.08)
Net realized gains	(1.89)	(0.46)		(1.54)		(0.69)		(1.62)
Total distributions	(1.94)	(0.50)		(1.54)		(0.70)		(1.70)
Net asset value, end of year	$27.27	$21.86		$20.25		$27.31		$20.18
Total return	35.3%	10.7%		(21.3)%		39.8%		17.3%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$3,532,017	$2,887,751		$2,802,415		$3,648,683		$2,283,906
Ratio of expenses to average net assets before expense waivers	0.95%	0.96	%(b)	0.96	%(b)	0.96	%(b)	0.97	%(b)
Ratio of expenses to average net assets after expense waivers	0.95%	0.96%		0.96%		0.96%		0.97%
Ratio of net investment income/(loss) to average net assets	(0.02)%	0.22%		0.12%		(0.10)%		0.10%
Portfolio turnover rate	41%	54%		54%		30%		43%

(a)	Calculated based on the average shares method for the year.
(b)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022		2021	2020
Net asset value, beginning of year	$15.33	$14.36	$20.11		$15.26	$14.99
Investment operations:
Net investment income(a)	0.11	0.09	0.05		0.01	0.07
Net realized and unrealized gain/(loss)	5.21	0.97	(4.56)		5.08	0.94
Total from investment operations	5.32	1.06	(4.51)		5.09	1.01
Distributions:
Net investment income	(0.10)	(0.09)	(0.00	)(b)	(0.05)	(0.12)
Net realized gains	—	—	(1.24)		(0.19)	(0.62)
Total distributions	(0.10)	(0.09)	(1.24)		(0.24)	(0.74)
Net asset value, end of year	$20.55	$15.33	$14.36		$20.11	$15.26
Total return	34.8%	7.4%	(23.8)%		33.6%	7.0%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$24,640,063	$19,684,916	$19,383,130		$25,742,487	$17,609,533
Ratio of expenses to average net assets before expense waivers(c)(d)	1.09%	1.10%	1.09%		1.09%	1.10%
Ratio of expenses to average net assets after expense waivers	1.09%	1.10%	1.09%		1.09%	1.10%
Ratio of net investment income to average net assets	0.57%	0.55%	0.29%		0.05%	0.48%
Portfolio turnover rate	37%	23%	52%		43%	76%

(a)	Calculated based on the average shares method for the year.
(b)	Amount is greater than $(0.005) per share.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.29	$13.43	$19.92	$15.57	$15.39
Investment operations:
Net investment income/(loss)(a)	0.10	0.07	0.08	(0.02)	0.03
Net realized and unrealized gain/(loss)	3.38	(0.14)	(5.22)	4.97	0.88
Total from investment operations	3.48	(0.07)	(5.14)	4.95	0.91
Distributions:
Net investment income	(0.10)	(0.07)	(0.02)	(0.03)	(0.09)
Net realized gains	—	—	(1.33)	(0.57)	(0.64)
Total distributions	(0.10)	(0.07)	(1.35)	(0.60)	(0.73)
Net asset value, end of year	$16.67	$13.29	$13.43	$19.92	$15.57
Total return	26.3%	(0.5)%	(27.4)%	32.1%	5.9%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$8,841,523	$7,352,712	$7,353,983	$9,746,839	$6,765,243
Ratio of expenses to average net assets before expense waivers(b)	1.14%	1.14%	1.14%	1.14%	1.15%
Ratio of expenses to average net assets after expense waivers	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income/(loss) to average net assets	0.64%	0.51%	0.50%	(0.10)%	0.17%
Portfolio turnover rate	62%	41%	81%	46%	65%

(a)	Calculated based on the average shares method for the year.
(b)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,				PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER
	2024	2023	2022	2021	31, 2020
Net asset value, beginning of period	$7.50	$7.97	$10.15	$9.99	$10.00
Investment operations:
Net investment income(b)	0.46	0.43	0.40	0.43	0.05
Net realized and unrealized gain/(loss)	0.53	(0.48)	(2.17)	0.15	(0.06)
Total from investment operations	0.99	(0.05)	(1.77)	0.58	(0.01)
Distributions:
Net investment income	(0.46)	(0.42)	(0.41)	(0.42)	—
Total distributions	(0.46)	(0.42)	(0.41)	(0.42)	—
Net asset value, end of period	$8.03	$7.50	$7.97	$10.15	$9.99
Total return	13.4%	(1.0)%	(17.8)%	5.9%	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,379,935	$2,238,445	$2,322,013	$2,950,576	$1,939,199
Ratio of expenses to average net assets before expense waivers(d)	0.85%	0.87%	0.86%	0.87%	0.94	%(e)
Ratio of expenses to average net assets after expense waivers	0.85%	0.85%	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	5.69%	5.34%	4.36%	4.23%	5.33	%(e)
Portfolio turnover rate	20%	45%	22%	24%	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.72	$9.88	$11.25	$11.82	$11.43
Investment operations:
Net investment income(a)	0.38	0.27	0.14	0.11	0.16
Net realized and unrealized gain/(loss)	0.40	(0.15)	(1.30)	(0.25)	0.43
Total from investment operations	0.78	0.12	(1.16)	(0.14)	0.59
Distributions:
Net investment income	(0.39)	(0.28)	(0.19)	(0.19)	(0.20)
Net realized gains	—	—	(0.02)	(0.24)	—
Total distributions	(0.39)	(0.28)	(0.21)	(0.43)	(0.20)
Net asset value, end of year	$10.11	$9.72	$9.88	$11.25	$11.82
Total return	8.1%	1.2%	(10.4)%	(1.2)%	5.2%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,389,484	$1,368,819	$1,393,537	$1,568,691	$1,669,086
Ratio of expenses to average net assets before expense waivers	0.69%	0.69%	0.69%	0.68%	0.68%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.74%	2.69%	1.33%	0.97%	1.39%
Portfolio turnover rate	102%	92%	56%	58%	87%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Short-Term Bond Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	PERIOD FROM FEBRUARY 29, 2024(a) TO OCTOBER 31, 2024
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	0.30
Net realized and unrealized gains	0.07
Total from investment operations	0.37
Distributions:
Net investment income	(0.23)
Total distributions	(0.23)
Net asset value, end of period	$10.14
Total return	3.7	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$60,072
Ratio of expenses to average net assets before expense waivers	0.98	%(d)
Ratio of expenses to average net assets after expense waivers	0.37	%(d)
Ratio of net investment income to average net assets	4.51	%(d)
Portfolio turnover rate	13	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.04	$11.10	$12.33	$12.52	$12.26
Investment operations:
Net investment income(a)	0.29	0.22	0.11	0.12	0.15
Net realized and unrealized gain/(loss)	0.41	(0.07)	(1.09)	(0.12)	0.26
Total from investment operations	0.70	0.15	(0.98)	0.00	0.41
Distributions:
Net investment income	(0.28)	(0.21)	(0.11)	(0.12)	(0.15)
Net realized gains	—	—	(0.14)	(0.07)	—
Total distributions	(0.28)	(0.21)	(0.25)	(0.19)	(0.15)
Net asset value, end of year	$11.46	$11.04	$11.10	$12.33	$12.52
Total return	6.3%	1.3%	(8.1)%	(0.1)%	3.4%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$4,146,322	$3,795,410	$3,814,359	$4,234,247	$4,201,639
Ratio of expenses to average net assets before expense waivers	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.48%	1.93%	0.97%	0.93%	1.21%
Portfolio turnover rate	39%	52%	55%	58%	40%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.36	$9.39	$10.38	$10.57	$10.37
Investment operations:
Net investment income(a)	0.25	0.22	0.12	0.11	0.12
Net realized and unrealized gain/(loss)	0.33	(0.04)	(0.91)	(0.11)	0.22
Total from investment operations	0.58	0.18	(0.79)	0.00	0.34
Distributions:
Net investment income	(0.25)	(0.21)	(0.11)	(0.11)	(0.12)
Net realized gains	—	—	(0.09)	(0.08)	(0.02)
Total distributions	(0.25)	(0.21)	(0.20)	(0.19)	(0.14)
Net asset value, end of year	$9.69	$9.36	$9.39	$10.38	$10.57
Total return	6.2%	1.9%	(7.7)%	(0.1)%	3.3%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$368,329	$340,248	$314,887	$346,155	$400,367
Ratio of expenses to average net assets before expense waivers	0.76%	0.76%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.56%	2.28%	1.17%	1.03%	1.13%
Portfolio turnover rate	35%	75%	60%	25%	26%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.45	$9.48	$10.43	$10.55	$10.42
Investment operations:
Net investment income(a)	0.23	0.19	0.11	0.11	0.12
Net realized and unrealized gain/(loss)	0.36	(0.04)	(0.91)	(0.05)	0.16
Total from investment operations	0.59	0.15	(0.80)	0.06	0.28
Distributions:
Net investment income	(0.23)	(0.18)	(0.11)	(0.11)	(0.12)
Net realized gains	—	—	(0.04)	(0.07)	(0.03)
Total distributions	(0.23)	(0.18)	(0.15)	(0.18)	(0.15)
Net asset value, end of year	$9.81	$9.45	$9.48	$10.43	$10.55
Total return	6.2%	1.6%	(7.7)%	0.6%	2.7%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$580,150	$548,955	$546,067	$626,544	$582,500
Ratio of expenses to average net assets before expense waivers	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.35%	1.93%	1.14%	1.01%	1.13%
Portfolio turnover rate	32%	48%	45%	23%	37%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2024

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of October 31, 2024, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income. Capital appreciation is a secondary objective.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Short-Term Bond Fund (“Short-Term Bond Fund”)*	Income. Capital appreciation is a secondary objective.
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

*	Short-Term Bond Fund commenced operations on February 29, 2024.

As of October 31, 2024, the Corporation has authorized a total of 23.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are fair valued pursuant to policies and procedures approved by the Board. The Board has designated BIM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to BIM the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Pricing Committee (as defined below), with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment infor-

130

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

mation, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 56 days during the year ended October 31, 2024. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. BIM, as the valuation designee, is responsible for (i) periodically assessing material valuation risks, including material conflicts of interest, and managing identified valuation risks; (ii) establishing and applying fair value methodologies, taking into account each of the Fund’s valuation risks; (iii) testing the appropriateness and accuracy of fair value methodologies selected, including identifying testing methods and minimum frequency for their use; and (iv) overseeing pricing services. BIM has established a pricing committee (the “Pricing Committee”) to fulfill certain functions under the valuation policies and procedures. Investments for which a market quotation is not readily available are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of the portfolio manager and any other relevant matters. When the fair valuation of investments uses significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the specific identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2024, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

131

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, redemptions in-kind, foreign currency transactions, and foreign capital gains taxes in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. The Funds had no short sales outstanding at October 31, 2024.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the Secured Overnight Financing Rate, the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which

132

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of October 31, 2024, the Funds had no unfunded floating rate loan interests.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund and Small & Mid Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of, and income generated by, securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness, or general market conditions, overall economic trends or events, governmental actions or intervention, armed conflicts, terrorist activities, political developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, rapid inflation, supply chain disruptions, international sanctions, a pandemic or other public health crisis, currency and interest rate and price fluctuations, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Bond Fund invest a substantial amount of their assets in municipal obligations of issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

C. Shareholder Concentration Risk.

As of October 31, 2024, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	98.73%
Large Cap Strategies Fund	1	97.93%
Small & Mid Cap Strategies Fund	1	98.58%
Credit Income Fund	1	99.42%
Fixed Income Fund	1	99.46%
Short-Term Bond Fund	1	99.91%
Municipal Bond Fund	1	99.28%
California Municipal Bond Fund	1	99.94%
New York Municipal Bond Fund	1	99.99%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•       Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Common Stocks	$3,342,020,147(b)	$—	$—	$3,342,020,147
Exchange-Traded Funds	86,551,903	—	—	86,551,903
Investment Company	106,507,171	—	—	106,507,171
Total	$3,535,079,221	$—	$—	$3,535,079,221

Large Cap Strategies Fund
Common Stocks	$24,009,914,388(b)	$272,498,814(b)	$—	$24,282,413,202
Rights/Warrants	—	—	0(b)	—
U.S. Government Securities	—	139,765,883	—	139,765,883
Investment Company	243,644,780	—	—	243,644,780

Other financial instruments - Liabilities Forward foreign currency exchange	—	(5,526,152)(b)	—	(5,526,152)
Total	$24,253,559,168	$406,738,545	$0	$24,660,297,713

Small & Mid Cap Strategies Fund
Common Stocks
Australia	$192,607,488	$679,951	$1,905,165	$195,192,604
Austria	15,739,776	—	—	15,739,776
Belgium	15,788,591	—	—	15,788,591
Brazil	40,915,412	—	—	40,915,412
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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Canada	$214,803,555	$—	$—	$214,803,555
Chile	6,178,696	—	—	6,178,696
China	167,374,521	223,911,438	—	391,285,959
Denmark	78,399,714	697,736	—	79,097,450
Finland	44,280,211	—	—	44,280,211
France	57,999,877	—	—	57,999,877
Germany	71,541,160	—	—	71,541,160
Greece	6,459,101	—	—	6,459,101
Hong Kong	51,900,719	—	—	51,900,719
Iceland	3,208,782	—	—	3,208,782
India	50,201,074	—	1,582,542	51,783,616
Indonesia	6,054,007	—	—	6,054,007
Ireland	14,056,991	—	—	14,056,991
Israel	165,532,871	—	—	165,532,871
Italy	123,800,635	—	—	123,800,635
Japan	770,567,511	—	—	770,567,511
Luxembourg	305,299	—	—	305,299
Malaysia	5,295,950	—	—	5,295,950
Mexico	2,943,438	—	—	2,943,438
Netherlands	61,910,592	—	—	61,910,592
New Zealand	8,244,151	—	—	8,244,151
Norway	42,069,961	—	—	42,069,961
Poland	25,042,005	—	—	25,042,005
Portugal	13,987,100	—	—	13,987,100
Puerto Rico	2,739,361	—	—	2,739,361
Russia	—	—	0	0
Singapore	49,668,958	—	4,380	49,673,338
South Africa	64,251,602	—	—	64,251,602
South Korea	120,973,948	—	—	120,973,948
Spain	36,259,365	—	—	36,259,365
Sweden	129,052,921	—	—	129,052,921
Switzerland	135,423,695	—	—	135,423,695
Taiwan	—	62,158,814	—	62,158,814
Thailand	9,790,852	2,844,176	—	12,635,028
Turkey	28,314,270	—	—	28,314,270
United Kingdom	376,793,948	—	—	376,793,948
United States	4,381,542,655	0	—	4,381,542,655
Total Common Stocks	$7,592,020,763	$290,292,115	$3,492,087	$7,885,804,965
Rights/Warrants
Italy	—	—	0	0
United States	—	—	0	0
Total Rights/Warrants	$—	$—	$0	$0
Exchange-Traded Funds	752,995,798	—	—	752,995,798
Investment Company	48,587,852	—	—	48,587,852
Cash Sweep	144,691,697	—	—	144,691,697
Total	$8,538,296,110	$290,292,115	$3,492,087	$8,832,080,312

Credit Income Fund
Preferred Stocks	$5,215,671(b)	$—	$—	$5,215,671
Exchange-Traded Funds	392,511,130	—	—	392,511,130
Corporate Bonds	—	132,709,856(b)	—	132,709,856
Asset-Backed Securities	—	418,328,870(b)	—	418,328,870
Non-Agency Mortgage-Backed Securities	—	552,952,352(b)	9,581,455(b)	562,533,807
135

Old Westbury Funds, Inc.
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October 31, 2024

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$5,844,570(b)	$—	$5,844,570
U.S. Government Securities	—	803,878,132	—	803,878,132
Cash Sweep	47,490,638	—	—	47,490,638
Other financial instruments - Assets Interest Rate Risk	—	2,396,060(b)	—	2,396,060

Other financial instruments - Liabilities Interest Rate Risk	—	(3,683,395)(b)	—	(3,683,395)
Total	$445,217,439	$1,912,426,445	$9,581,455	$2,367,225,339

Fixed Income Fund
Corporate Bonds	$—	$343,555,503(b)	$—	$343,555,503
Asset-Backed Securities	—	108,227,662(b)	—	108,227,662
Non-Agency Mortgage-Backed Securities	—	374,748(b)	—	374,748
U.S. Government Agencies	—	4,994,606	—	4,994,606
U.S. Government Securities	—	905,826,715	—	905,826,715
Investment Company	17,266,466	—	—	17,266,466
Total	$17,266,466	$1,362,979,234	$—	$1,380,245,700

Short-Term Bond Fund
Corporate Bonds	$—	$21,308,328(b)	$—	$21,308,328
Asset-Backed Securities	—	4,187,869(b)	—	4,187,869
U.S. Government Securities	—	33,810,009	—	33,810,009
Investment Company	954,478	—	—	954,478
Total	$954,478	$59,306,206	$—	$60,260,684

Municipal Bond Fund
Municipal Bonds	$—	$3,977,090,471(b)	$—	$3,977,090,471
Corporate Bonds	—	37,830,588(b)	—	37,830,588
U.S. Government Securities	—	48,095,109	—	48,095,109
Investment Company	89,782,630	—	—	89,782,630
Total	$89,782,630	$4,063,016,168	$—	$4,152,798,798

California Municipal Bond Fund
Municipal Bonds	$—	$341,562,919(b)	$—	$341,562,919
Corporate Bonds	—	1,859,973(b)	—	1,859,973
U.S. Government Securities	—	4,996,797	—	4,996,797
Investment Company	15,857,568	—	—	15,857,568
Total	$15,857,568	$348,419,689	$—	$364,277,257

New York Municipal Bond Fund
Municipal Bonds	$—	$522,250,573(b)	$—	$522,250,573
Corporate Bonds	—	9,051,167(b)	—	9,051,167
U.S. Government Securities	—	31,435,828	—	31,435,828
Investment Company	9,491,037	—	—	9,491,037
Total	$9,491,037	$562,737,568	$—	$572,228,605

136

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

(a)	The Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund, and the Credit Income Fund held certain investments categorized as Level 3 that had a fair value less than 1% of NAV with a percentage of NAV as 0.00%, 0.04%, and 0.40%, respectively, for the year ended October 31, 2024.For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $2,886,288 and a purchase of $1,576,197. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.

The Fund did not have material transfers into or out of Level 3 during the year ended October 31, 2024, with the exception of what is mentioned in footnote (a) above. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. The use of derivatives exposes a Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, market conditions and market risk, imperfect correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. There is no guarantee that the use of derivatives will achieve their intended result.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the year ended October 31, 2024.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

137

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

As of October 31, 2024, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$5,526,152	$—	$—	$(5,526,152)	$—

Credit Income Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$2,396,060	$(2,396,060)	$—	$—	$—

Credit Income Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$3,683,395	$(2,396,060)	$—	$(700,000)	$587,335

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.
138

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2024
	Derivative Assets		Derivative Liabilities

Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$5,526,152

	Fair Values of Derivative Instruments as of October 31, 2024
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$2,396,060	Unrealized depreciation on swap agreements	$3,683,395

	The Effect of Derivative Instruments on the Statements of Operations For the Year Ended October 31, 2024 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$(3,602,206)	$(3,602,206)

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$2,061,119	$(9,161,694)	$—	$(7,100,575)
139

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$1,530,938	$1,530,938

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$20,000,003	$—	$20,000,003

For the year ended October 31, 2024, the quarterly average volume of derivative activities was as follows:

	Large Cap Strategies Fund	Credit Income Fund
Forward Foreign Currency Contracts Sold (U.S. Dollar Amounts)	$96,408,909	$—
Total Return Swaps (Notional Amounts in U.S. Dollars)	—	182,500,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to pursue their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

140

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units where-

141

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

by each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.67%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%
Short-Term Bond Fund	0.32%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership ("Artisan"), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Champlain, and Polunin are paid for their services directly by BIM. Ballie Gifford previously served as sub-adviser to the Small & Mid Cap Strategies Fund and was terminated effective July 16, 2024.

BIM has retained Aikya Investment Management Limited (“Aikya”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Aikya and Sands are paid for their services directly by BIM. Baillie Gifford previously served as sub-adviser to the Large Cap Strategies Fund and was terminated effective February 6, 2024, and Aikya was added as sub-adviser to the Large Cap Strategies Fund, effective February 6, 2024.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon ("BNY") and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY.

142

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Small & Mid Cap Strategies Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the All Cap Core Fund at 0.95%, the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Short-Term Bond Fund at 0.37%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2024, BIM waived $112,262 for the All Cap Core Fund, $3,266,314 for the Small & Mid Cap Strategies Fund, $95,590 for the Credit Income Fund, $1,645,036 for the Fixed Income Fund, $97,384 for the Short-Term Bond Fund, $3,127,253 for the Municipal Bond Fund, $650,195 for the California Municipal Bond Fund, and $974,107 for the New York Municipal Bond Fund. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board. BIM, however, does not have the ability to recapture fees currently being waived at a later date.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the year ended October 31, 2024, there were no such transactions.

143

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

7.	Securities Transactions:

Investment transactions for the year ended October 31, 2024, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$1,349,319,999	$1,583,986,565
Large Cap Strategies Fund	8,437,351,081	10,102,376,649
Small & Mid Cap Strategies Fund	5,038,468,330	5,184,565,088
Credit Income Fund	427,902,318	408,503,358
Fixed Income Fund	252,103,496	286,050,417
Short-Term Bond Fund	23,385,528	23,125
Municipal Bond Fund	1,814,561,425	1,350,204,360
California Municipal Bond Fund	128,149,214	87,873,025
New York Municipal Bond Fund	164,274,464	132,563,030

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2024 were as follows:

	Purchases	Sales
Credit Income Fund	$4,291,174	$171,967,229
Fixed Income Fund	1,147,311,333	1,179,416,455
Short-Term Bond Fund	29,978,918	2,616,416
Municipal Bond Fund	43,940,625	140,237,656
California Municipal Bond Fund	—	24,443,223
New York Municipal Bond Fund	24,565,117	43,754,187

8.	Redemptions in-kind:

When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions in-kind). Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2024, the All Cap Core Fund realized a net gain of $57,604,732 on $125,090,580 of redemptions in-kind, including cash of $2,390,404, with affiliates of BIM.

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

144

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$2,128,289,807	$1,425,619,901	$(18,830,487)	$1,406,789,414
Large Cap Strategies Fund	15,466,159,603	9,693,395,565	(499,257,455)	9,194,138,110
Small & Mid Cap Strategies Fund	7,636,561,726	1,725,513,597	(529,995,011)	1,195,518,586
Credit Income Fund	2,826,923,116	32,662,669	(492,360,446)	(459,697,777)
Fixed Income Fund	1,395,904,361	7,769,602	(23,428,263)	(15,658,661)
Short-Term Bond Fund	60,265,504	94,958	(99,778)	(4,820)
Municipal Bond Fund	4,169,664,516	26,075,781	(42,941,499)	(16,865,718)
California Municipal Bond Fund	364,615,061	2,049,722	(2,387,526)	(337,804)
New York Municipal Bond Fund	578,354,321	2,821,192	(8,946,908)	(6,125,716)

Permanent differences as of October 31, 2024, were as follows:

	Total Distributable Earnings /(Accumulated Loss)	Increase/ (Decrease) Paid-in-Capital
All Cap Core Fund	$(77,330,223)	$77,330,223
Large Cap Strategies Fund	(47,679,227)	47,679,227
Small & Mid Cap Strategies Fund	(7,338,153)	7,338,153

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2024 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$6,016,433	$122,213,975	$52,892,671	$136,598,824
Net Long Term Capital Gains	245,752,964	—	—	—
Total Taxable Distributions	251,769,397	122,213,975	52,892,671	136,598,824
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$251,769,397	$122,213,975	$52,892,671	$136,598,824

	Fixed Income Fund	Short-Term Bond Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$54,186,280	$554,994	$22,074,297	$2,342,791	$3,337,459
Net Long Term Capital Gains	—	—	—	—	—
Total Taxable Distributions	54,186,280	554,994	22,074,297	2,342,791	3,337,459
Tax Exempt Distributions	—	—	76,720,258	6,847,401	9,923,681
Total Distributions Paid	$54,186,280	$554,994	$98,794,555	$9,190,192	$13,261,140
145

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

The tax character of distributions from the Funds during the year ended October 31, 2023 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$5,321,700	$119,244,027	$38,864,269	$119,000,546
Net Long Term Capital Gains	63,552,699	—	—	—
Total Taxable Distributions	68,874,399	119,244,027	38,864,269	119,000,546
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$68,874,399	$119,244,027	$38,864,269	$119,000,546

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$39,098,317	$15,941,024	$1,947,214	$2,565,990
Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	39,098,317	15,941,024	1,947,214	2,565,990
Tax Exempt Distributions	—	57,228,412	5,232,608	7,916,302
Total Distributions Paid	$39,098,317	$73,169,436	$7,179,822	$10,482,292

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2024, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2024. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2024, the components of distributable earnings/(accumulated loss) on a tax basis were as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—
Undistributed ordinary income	—	91,846,427	70,941,056	13,869,419
Undistributed long-term capital gains	343,468,941	1,262,536,779	251,500,353	—
Accumulated Earnings	343,468,941	1,354,383,206	322,441,409	13,869,419
Deferred Qualified Late-Year Losses*	(401,804)	—	—	—
Capital Loss Carryforwards	—	—	—	(177,618,383)
Unrealized Appreciation/(Depreciation)	1,406,788,500	9,181,463,763	1,193,543,763	(459,697,770)
Total Accumulated Earnings/(Deficits)	$1,749,855,637	$10,535,846,969	$1,515,985,172	$(623,446,734)

	Fixed Income Fund	Short-Term Bond Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$—	$9,404,132	$818,944	$1,206,316
Undistributed ordinary income	4,490,114	174,266	—	—	—
Accumulated Earnings	4,490,114	174,266	9,404,132	818,944	1,206,316
Capital Loss Carryforwards	(152,146,545)	—	(203,740,438)	(16,643,380)	(20,924,940)
Unrealized Appreciation/(Depreciation)	(15,658,661)	(4,820)	(16,865,718)	(337,804)	(6,125,716)
Total Accumulated Earnings/(Deficits)	$(163,315,092)	$169,446	$(211,202,024)	$(16,162,240)	$(25,844,340)

* Under current tax law, ordinary losses incurred after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

146

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

As of October 31, 2024, the capital loss carryforwards of the below Funds are available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Credit Income Fund	$77,917,182	$99,701,201
Fixed Income Fund	20,911,687	131,234,858
Municipal Bond Fund	73,373,789	130,366,649
California Municipal Bond Fund	6,318,983	10,324,397
New York Municipal Bond Fund	6,341,899	14,583,041

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The following Funds utilized capital loss carryforwards during the year ended October 31, 2024:

Utilized Capital Loss Carryforwards
Large Cap Strategies Fund	$146,154,982
Small & Mid Cap Strategies Fund	46,285,363
Fixed Income Fund*	8,161,536

* Relating to the short-term capital loss carryforward.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The All Cap Core Fund had a late year loss deferrals of $401,804 in the current year.

10.	Commitments:

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of October 31, 2024, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2024, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
Small & Mid Cap Strategies Fund	100.00%
Credit Income Fund	0.81%
147

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2024, as Qualified Interest Income as defined in the Code as follows:

All Cap Core Fund	12.70%
Large Cap Strategies Fund	5.69%
Small & Mid Cap Strategies Fund	4.62%
Credit Income Fund	80.43%
Fixed Income Fund	88.26%
Short-Term Bond Fund	94.87%
Municipal Bond Fund	20.46%
California Municipal Bond Fund	24.61%
New York Municipal Bond Fund	23.59%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2024, as Qualified Short-Term Gain as defined in the Code as follows:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	0.00%
Small & Mid Cap Strategies Fund	0.00%
Credit Income Fund	0.00%
Fixed Income Fund	0.00%
Short-Term Bond Fund	0.00%
Municipal Bond Fund	0.00%
California Municipal Bond Fund	0.00%
New York Municipal Bond Fund	0.00%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2024, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
Small & Mid Cap Strategies Fund	27.61%
Credit Income Fund	0.20%

Long Term Capital Gain Dividends (Unaudited)

The Fund designates Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2024 as follows:

All Cap Core Fund	$245,752,964
148

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2024

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2024 which were derived from U.S. Treasury securities were as follows:

All Cap Core Fund	0.00%
Large Cap Strategies Fund	1.13%
Small & Mid Cap Strategies Fund	1.32%
Credit Income Fund	17.39%
Fixed Income Fund	58.49%
Short-Term Bond Fund	53.66%
Municipal Bond Fund	2.77%
California Municipal Bond Fund	9.42%
New York Municipal Bond Fund	10.48%

Tax Exempt Distributions (Unaudited)

The distributions designated as tax exempt dividends paid for the fiscal year ended October 31, 2024 were as follows:

Municipal Bond Fund	$76,720,258
California Municipal Bond Fund	6,847,401
New York Municipal Bond Fund	9,923,681
149

Old Westbury Funds, Inc.
Report of Independent Registered Public Accounting Firm
October 31, 2024

To the Shareholders and the Board of Directors of Old Westbury Funds, Inc.
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (the “Corporation”) (comprising All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, Credit Income Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of October 31, 2024, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Corporation at October 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Corporation	Statement of operations	Statement of changes in net assets	Financial highlights
All Cap Core Fund Large Cap Strategies Fund Small & Mid Cap Strategies Fund Fixed Income Fund Municipal Bond Fund California Municipal Bond Fund New York Municipal Bond Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Credit Income Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from October 1, 2020 (commencement of operations) through October 31, 2020
Short-Term Bond Fund	For the period from February 29, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Corporation’s auditor since 2006.

New York, NY
December 23, 2024

150

Old Westbury Funds, Inc.
Additional Information (Unaudited)
October 31, 2024

Information on Proxy Voting:

The Funds' voting record is available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https://www.oldwestburyfunds.com), and (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https://www.oldwestburyfunds.com), and (iii) on the SEC’s website at http://www.sec.gov.

151

Old Westbury Funds, Inc.
Approval of Sub-Advisory Agreement with Aikya Investment Management Limited (Unaudited)
October 31, 2024

At a special meeting held on January 22, 2024, the Board of Directors, including the Independent Directors, unanimously approved a new Sub-Advisory Agreement among BIM, Aikya Investment Management Limited (“Aikya”), and the Corporation on behalf of the Old Westbury Large Cap Strategies Fund (the “Fund”) (the “Sub-Advisory Agreement”). The Board noted that the fees payable to Aikya under the Sub-Advisory Agreement would be paid by the Adviser from the advisory fees that it receives from the Fund.

In approving the Sub-Advisory Agreement with Aikya, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the agreement was in the best interests of the Fund. The Board noted that it had received and reviewed substantial information regarding Aikya, and the services to be provided by Aikya to the Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Aikya, as well as information concerning their organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board considered information about BIM and Aikya, and the materials presented in advance of the January 22, 2024 special meeting. The Board also noted that the Independent Directors had met in executive session with their Counsel and Counsel to the Corporation and had met with the Adviser to discuss the Adviser’s recommendation regarding Aikya’s appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details certain of the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the Sub-Advisory Agreement with Aikya.

(1) The nature, extent and quality of services to be provided by Aikya.

The Board considered the scope and quality of services to be provided by Aikya, including the fact that Aikya pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Aikya’s portion of the Fund. The Board took into account Aikya’s portfolio management history as well as its compliance, operational, and trading capabilities. The Board considered the experience and skills of Aikya’s investment personnel, the resources made available to such personnel and the organizational structure of Aikya, including its affiliation with Pinnacle Investments, LLC.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Aikya were satisfactory.

(2) The performance of Aikya.

The Board considered the performance data provided by Aikya with respect to other accounts and determined that Aikya had demonstrated an ability to appropriately manage assets in the style expected to be used by Aikya in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

The Directors noted that the fee payable to Aikya under the Sub-Advisory Agreement would be paid entirely by the Adviser. The Directors reviewed the level of the proposed fee against benchmarks and peer comparisons. Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Aikya’s sub-advisory fee was fair and reasonable in light of the quality of services to be provided by Aikya.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that BIM would bear Aikya’s sub-advisory fee. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Aikya, or their affiliates, from Aikya’s relationship with the Fund, including those discussed earlier during the meeting. The Board determined to monitor these matters and concluded that the proposed sub-advisory fee was reasonable in light of these fall-out benefits and other factors.

152

Old Westbury Funds, Inc.
Approval of Sub-Advisory Agreement with Aikya Investment Management Limited (Unaudited) - (Continued)
October 31, 2024

Conclusion

The Board, including all of the Independent Directors, concluded that the fee to be paid to Aikya under the Sub-Advisory Agreement was fair and reasonable with respect to the services that Aikya would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

153

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
October 31, 2024

At a meeting held on July 16, 2024, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or the “Adviser”) and the Corporation on behalf of Old Westbury All Cap Core Fund (“All Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”), Old Westbury Credit-Income Fund (“Credit Income Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), Old Westbury Municipal Bond Fund (“Municipal Bond Fund”), Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”), Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”), and Old Westbury Short-Term Bond Fund (“Short-Term Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Artisan Partners Limited Partnership (“Artisan”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (4) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Credit Income Fund, (5) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund, (6) a sub-advisory agreement among BIM, Muzinich & Co, Inc. (“Muzinich”) and the Corporation on behalf of the Credit Income Fund, (7) a sub-advisory agreement among BIM, Polunin Capital Partners Limited (“Polunin”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (8) a sub-advisory agreement among BIM, Acadian Asset Management LLC (“Acadian”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, and (9) a sub-advisory agreement among BIM, Aikya Investment Management Limited (“Aikya”), and the Corporation on behalf of the Old Westbury Large Cap Strategies Fund (Polunin, Artisan, Champlain, BlackRock, Sands, Muzinich, Acadian and Aikya together, the “Sub-Advisers”). At both the meeting of the Board held on July 16, 2024 and the meeting of the Board held on April 16, 2024, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers.

The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. The Directors also discussed and considered economies of scale and how the Adviser shared those economies with the Funds’ shareholders. The Board received and discussed information concerning BIM’s and each Sub-Adviser’s performance, the use of affiliated brokers to execute transactions, the use of soft dollars, best execution, portfolio manager compensation, and whether there are any other direct or indirect benefits received by the Adviser or the Sub-Advisers in managing the Funds. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received and considered materials and presentations throughout the course of the year relating to the investment management, performance and operation of the Funds.

The Directors determined that they had received adequate information to make a reasonable determination with respect to the approval of the Agreements. The Board considered information about BIM and the Sub-Advisers, the performance of the Funds and certain additional factors described above and below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting searches for and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance program and performance. The Board also took into account various reports it received throughout the year regarding the activities and operation of various oversight and operations groups within the Adviser and its affiliates, such as External Managers Solutions Group, Internal Audit, Cybersecurity and Business Continuity, and Investment Risk Management.

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Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)
October 31, 2024

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review of the Investment Advisory Agreement and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person reports from each Sub-Adviser on a rotating schedule. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers less meaningful. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board generally placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of Bessemer clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund, the Municipal Bond Fund, the New York Municipal Bond Fund and the California Municipal Bond Fund were designed as conservative investment products and that Bessemer clients were most interested in capital preservation when investing in those particular Funds. As a result, the Board determined that the Fixed Income Fund, the Municipal Bond Fund, the New York Municipal Bond Fund and the California Municipal Bond Fund appeared to be meeting their investment objectives even though some Funds may have underperformed their competitive peer groups during certain periods.

The Board considered the performance of the Adviser and each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts, if applicable, managed by the Adviser and Sub-Advisers. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates.

Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the Sub-Advisory Agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds. The Board also took into account the significant costs and risks assumed by the Adviser in connection with launching and maintaining the Funds, including entrepreneurial risks.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

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Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)
October 31, 2024

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to the All Cap Core Fund, the Fixed Income Fund, the California Municipal Bond Fund, the New York Municipal Bond Fund, the Municipal Bond Fund and the Credit Income Fund, and at $1.25 billion and $2.5 billion for the Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s advisory fee and expense structure and other methods to share benefits from economies of scale.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody of the Funds’ assets. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that the advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement for each Fund and each Sub-Advisory Agreement were fair and reasonable with respect to the services that the Adviser and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

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Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Administrator:

The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

October 31, 2024

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414851

Cusip 680414406

Cusip 680414844

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-AR2024)

(10/24)

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date   January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date   January 6, 2025

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date   January 6, 2025

* Print the name and title of each signing officer under his or her signature.